John Hancock
International Small Company Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 98.9%		$815,075,707
(Cost $708,512,306)
Australia 6.7%		55,261,149
3P Learning, Ltd. (A)	21,580	21,538
A2B Australia, Ltd.	32,294	33,452
Accent Group, Ltd.	152,916	242,549
Adairs, Ltd.	62,064	144,394
Adbri, Ltd.	165,602	373,966
Aeon Metals, Ltd. (A)(B)	46,964	4,695
Ainsworth Game Technology, Ltd. (A)	47,462	10,963
Alkane Resources, Ltd. (A)	70,849	52,752
Alliance Aviation Services, Ltd. (A)(B)	39,423	99,758
ALS, Ltd.	128,771	901,557
Altium, Ltd.	13,235	343,640
AMA Group, Ltd. (A)(B)	219,236	120,078
Amaysim Australia, Ltd. (A)	59,212	33,073
Ansell, Ltd.	21,125	577,817
Appen, Ltd.	10,344	239,314
ARB Corp., Ltd.	31,546	640,537
Ardent Leisure Group, Ltd. (A)(B)	246,137	148,398
Asaleo Care, Ltd.	161,404	118,646
AUB Group, Ltd.	32,860	402,768
Aurelia Metals, Ltd. (B)	499,301	151,594
Austal, Ltd.	131,483	281,826
Austin Engineering, Ltd.	63,990	7,501
Australian Agricultural Company, Ltd. (A)	176,180	138,805
Australian Finance Group, Ltd.	55,559	96,274
Australian Pharmaceutical Industries, Ltd.	171,294	151,367
Australian Strategic Materials, Ltd. (A)(B)	14,170	39,725
Australian Vintage, Ltd.	84,634	37,240
Auswide Bank, Ltd.	4,752	20,319
AVJennings, Ltd.	46,118	19,067
AVZ Minerals, Ltd. (A)(B)	229,173	15,916
Baby Bunting Group, Ltd.	24,483	77,983
Bank of Queensland, Ltd.	193,272	1,092,183
Bapcor, Ltd.	133,829	689,651
Base Resources, Ltd.	88,900	19,539
Beach Energy, Ltd.	336,121	429,162
Bega Cheese, Ltd.	83,733	336,786
Bega Cheese, Ltd., Entitlement Offer	33,210	133,575
Bell Financial Group, Ltd.	16,891	17,872
Bendigo & Adelaide Bank, Ltd.	86,844	565,407
Bingo Industries, Ltd.	211,204	406,909
Blackmores, Ltd. (A)(B)	3,585	209,951
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,440
Bravura Solutions, Ltd.	112,119	275,316
Breville Group, Ltd.	36,599	642,485
Brickworks, Ltd.	30,969	439,081
BWX, Ltd.	47,855	142,097
Capitol Health, Ltd.	292,400	60,241
Capral, Ltd.	6,179	24,060
Cardno, Ltd. (A)	82,690	19,788
Carnarvon Petroleum, Ltd. (A)	148,061	29,346
carsales.com, Ltd.	59,557	886,043
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Cash Converters International, Ltd. (A)	122,755	$19,854
Catapult Group International, Ltd. (A)	14,492	22,271
Cedar Woods Properties, Ltd.	31,342	148,514
Challenger, Ltd.	33,737	141,894
Champion Iron, Ltd. (A)	60,162	199,930
City Chic Collective, Ltd. (A)(B)	51,441	105,510
Civmec, Ltd.	40,300	11,034
Class, Ltd.	16,518	23,923
Clean Seas Seafood, Ltd. (A)	16,659	8,892
Clean TeQ Holdings, Ltd. (A)	52,229	10,448
Cleanaway Waste Management, Ltd.	301,372	526,464
ClearView Wealth, Ltd. (A)	34,533	10,367
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	202,883
Clover Corp., Ltd.	51,463	70,458
Codan, Ltd.	50,990	395,559
Collection House, Ltd. (A)(C)	61,068	48,637
Collins Foods, Ltd.	50,133	343,015
Cooper Energy, Ltd. (A)	789,650	207,977
Corporate Travel Management, Ltd.	41,491	610,989
Costa Group Holdings, Ltd.	163,641	482,267
Credit Corp. Group, Ltd. (B)	29,895	520,060
CSR, Ltd.	212,881	755,610
Data#3, Ltd.	57,191	240,000
Decmil Group, Ltd. (A)	38,371	19,127
Deterra Royalties, Ltd. (A)	114,772	387,541
Dicker Data, Ltd.	6,951	54,244
Domain Holdings Australia, Ltd.	101,226	332,511
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	16,206
Downer EDI, Ltd.	170,550	648,010
DWS, Ltd.	21,883	19,096
Eagers Automotive, Ltd. (B)	53,937	513,013
Earlypay, Ltd.	31,600	8,930
Eclipx Group, Ltd. (A)	90,093	126,917
Elanor Investor Group	27,964	36,547
Elders, Ltd.	64,462	495,595
Electro Optic Systems Holdings, Ltd. (A)	27,493	134,858
Emeco Holdings, Ltd. (A)	116,009	88,170
Energy World Corp., Ltd. (A)	226,411	12,238
Enero Group, Ltd.	10,415	14,856
EQT Holdings, Ltd.	6,044	122,652
Estia Health, Ltd. (B)	90,635	112,792
Euroz, Ltd.	54,415	51,181
EVENT Hospitality and Entertainment, Ltd.	33,983	266,264
FAR, Ltd. (A)(C)	1,355,490	10,945
Finbar Group, Ltd.	71,892	43,818
Fleetwood, Ltd.	32,879	50,902
Flight Centre Travel Group, Ltd. (A)	19,933	250,525
Freedom Foods Group, Ltd. (C)	26,992	50,693
G8 Education, Ltd.	343,352	295,837
Galaxy Resources, Ltd. (A)(B)	116,511	184,883
Galaxy Resources, Ltd., Entitlement Offer (A)	26,817	42,554
Gascoyne Resources, Ltd. (A)	1,936	611
Genworth Mortgage Insurance Australia, Ltd.	113,830	220,941
Gold Road Resources, Ltd. (A)	107,334	94,443
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
GrainCorp., Ltd., Class A	89,362	$285,812
Grange Resources, Ltd.	312,240	58,368
Greenland Minerals, Ltd. (A)	176,827	33,426
GUD Holdings, Ltd.	40,449	331,570
GWA Group, Ltd.	96,436	204,221
Hansen Technologies, Ltd.	82,044	227,583
Healius, Ltd.	201,676	542,264
Helloworld Travel, Ltd. (B)	23,085	51,194
Highfield Resources, Ltd. (A)	40,292	20,820
HT&E, Ltd.	99,566	112,545
HUB24, Ltd.	18,577	294,750
Humm Group, Ltd.	175,079	167,071
Huon Aquaculture Group, Ltd. (A)	11,184	22,991
IGO, Ltd.	175,402	603,996
Iluka Resources, Ltd.	114,772	451,187
Imdex, Ltd.	170,178	169,673
Infomedia, Ltd.	133,827	186,916
Inghams Group, Ltd.	113,255	253,226
Intega Group, Ltd. (A)	82,690	18,177
Integral Diagnostics, Ltd.	42,727	132,345
Integrated Research, Ltd. (B)	23,574	56,326
InvoCare, Ltd. (B)	54,900	448,130
IOOF Holdings, Ltd.	232,432	632,387
IPH, Ltd. (B)	75,044	380,680
IRESS, Ltd.	66,904	512,393
Japara Healthcare, Ltd.	86,081	47,550
Johns Lyng Group, Ltd.	18,837	41,382
Jumbo Interactive, Ltd. (B)	11,374	114,795
Jupiter Mines, Ltd.	601,932	123,853
Karoon Energy, Ltd. (A)	207,617	153,544
Kingsgate Consolidated, Ltd. (A)	33,223	19,655
Kogan.com, Ltd.	15,611	187,843
Lifestyle Communities, Ltd. (B)	25,616	211,368
Link Administration Holdings, Ltd.	169,888	612,075
Lovisa Holdings, Ltd.	17,541	133,426
Lycopodium, Ltd.	4,375	15,205
MACA, Ltd.	115,026	83,392
Macmahon Holdings, Ltd.	496,385	92,924
Macquarie Telecom Group, Ltd. (A)	841	30,213
Mayne Pharma Group, Ltd. (A)	476,093	121,527
McMillan Shakespeare, Ltd.	30,415	265,302
McPherson's, Ltd.	23,787	31,829
Medusa Mining, Ltd. (A)	57,795	30,397
Mesoblast, Ltd. (A)	77,690	236,269
Metals X, Ltd. (A)	183,307	11,878
Metcash, Ltd. (B)	416,058	899,094
Metro Mining, Ltd. (A)	78,405	3,646
Michael Hill International, Ltd.	43,259	16,680
Millennium Minerals, Ltd. (A)(C)	86,302	323
Mineral Resources, Ltd.	51,608	1,223,600
MMA Offshore, Ltd. (A)	237,016	5,915
MMA Offshore, Ltd., Entitlement Offer (A)	689,322	17,204
MNF Group, Ltd.	9,062	30,980
Moelis Australia, Ltd.	8,129	27,286
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Monadelphous Group, Ltd. (B)	38,258	$356,595
Monash IVF Group, Ltd.	129,690	69,817
Money3 Corp., Ltd.	51,782	111,611
Mount Gibson Iron, Ltd.	218,776	120,167
Myer Holdings, Ltd. (A)(B)	373,667	99,282
MyState, Ltd.	30,651	111,139
Navigator Global Investments, Ltd.	53,894	69,725
Nearmap, Ltd. (A)(B)	112,944	186,895
Netwealth Group, Ltd.	28,403	351,281
New Energy Solar, Ltd.	69,458	46,423
New Hope Corp., Ltd. (B)	105,271	101,610
nib holdings, Ltd.	175,110	660,042
Nick Scali, Ltd.	24,884	159,362
Nine Entertainment Company Holdings, Ltd.	590,678	993,591
NRW Holdings, Ltd.	182,976	353,567
Nufarm, Ltd. (A)(B)	118,255	347,000
Objective Corp., Ltd.	2,756	26,077
OceanaGold Corp. (A)	302,082	376,817
OFX Group, Ltd.	100,657	91,457
Omni Bridgeway, Ltd.	106,335	330,757
oOh!media, Ltd.	150,086	182,529
Orora, Ltd.	350,025	677,540
OZ Minerals, Ltd.	128,619	1,539,905
Pacific Current Group, Ltd.	18,892	85,616
Pacific Smiles Group, Ltd.	11,867	17,216
Pact Group Holdings, Ltd. (B)	76,599	138,227
Paladin Energy, Ltd. (A)	444,857	48,950
Panoramic Resources, Ltd. (A)	476,965	45,420
Pantoro, Ltd. (A)	163,260	24,496
Peet, Ltd.	145,479	110,213
Pendal Group, Ltd.	116,948	600,545
People Infrastructure, Ltd.	6,048	16,357
Perenti Global, Ltd.	301,101	289,610
Perpetual, Ltd.	21,749	535,251
Perseus Mining, Ltd. (A)	469,500	385,407
Pilbara Minerals, Ltd. (A)(B)	211,034	110,799
Platinum Asset Management, Ltd.	92,139	280,899
Praemium, Ltd. (A)	68,020	34,480
Premier Investments, Ltd.	38,018	630,243
Pro Medicus, Ltd.	14,966	324,097
PSC Insurance Group, Ltd. (B)	22,331	49,524
PWR Holdings, Ltd.	18,240	63,596
Ramelius Resources, Ltd.	265,306	328,690
Reckon, Ltd.	25,906	15,124
Red 5, Ltd. (A)(B)	448,179	81,817
Redbubble, Ltd. (A)	4,857	18,449
Redcape Hotel Group	41,671	29,145
Regis Healthcare, Ltd. (B)	49,506	63,376
Regis Resources, Ltd. (B)	197,472	535,838
Resolute Mining, Ltd. (A)(B)	430,186	241,424
Retail Food Group, Ltd. (A)	77,464	5,172
Rhipe, Ltd.	41,656	55,807
Ridley Corp., Ltd.	94,684	64,717
RPMGlobal Holdings, Ltd. (A)	25,725	22,979
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Salmat, Ltd. (C)	15,825	$7,783
Sandfire Resources, Ltd.	76,326	245,656
SeaLink Travel Group, Ltd.	13,697	71,859
Select Harvests, Ltd.	51,548	222,770
Senex Energy, Ltd. (A)	528,993	137,964
Servcorp, Ltd.	13,949	34,746
Service Stream, Ltd. (B)	145,109	239,922
Seven West Media, Ltd. (A)(B)	295,377	55,211
SG Fleet Group, Ltd.	34,699	55,079
Sigma Healthcare, Ltd. (A)	413,072	169,762
Silver Lake Resources, Ltd. (A)	285,138	371,494
SmartGroup Corp., Ltd.	40,201	185,932
SolGold PLC (A)(B)	136,985	63,351
Southern Cross Electrical Engineering, Ltd.	17,582	6,826
Southern Cross Media Group, Ltd. (A)(B)	84,254	142,693
Spark Infrastructure Group	578,358	868,592
SpeedCast International, Ltd. (A)(B)(C)	103,025	59,744
SRG Global, Ltd.	83,829	21,679
St. Barbara, Ltd.	297,348	536,631
Steadfast Group, Ltd.	334,580	955,083
Strike Energy, Ltd. (A)	54,422	10,725
Sunland Group, Ltd.	30,172	47,108
Super Retail Group, Ltd.	75,982	549,774
Superloop, Ltd. (A)	80,772	62,569
Syrah Resources, Ltd. (A)(B)	103,821	67,751
Tassal Group, Ltd.	111,065	295,059
Technology One, Ltd.	100,719	677,743
Temple & Webster Group, Ltd. (A)	9,182	66,381
The Citadel Group, Ltd.	17,509	73,206
The Reject Shop, Ltd. (A)	7,826	39,975
The Star Entertainment Group, Ltd.	306,271	844,962
Tiger Resources, Ltd. (A)(C)	420,741	11,365
United Malt Grp, Ltd. (A)	90,352	293,255
Village Roadshow, Ltd. (A)(B)	47,287	101,703
Virgin Australia Holdings, Ltd. (A)(C)	252,517	0
Virtus Health, Ltd.	25,073	98,272
Vita Group, Ltd.	64,982	50,104
Viva Energy Group, Ltd. (D)	58,933	83,801
Vocus Group, Ltd. (A)	259,001	780,266
Webjet, Ltd.	101,045	424,582
Western Areas, Ltd. (B)	149,891	247,285
Westgold Resources, Ltd. (A)	159,763	270,508
Whitehaven Coal, Ltd. (B)	293,319	284,860
WPP AUNZ, Ltd. (A)	101,689	41,339
Austria 1.8%		14,515,259
Agrana Beteiligungs AG	6,869	136,713
ams AG (A)	89,358	2,290,433
ANDRITZ AG (B)	26,997	1,139,011
AT&S Austria Technologie & Systemtechnik AG	9,986	238,710
BAWAG Group AG (D)	15,611	705,300
CA Immobilien Anlagen AG	29,399	1,018,389
DO & Company AG (A)(B)	2,892	175,417
EVN AG	17,180	303,550
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Austria (continued)
FACC AG (A)	6,411	$68,787
Flughafen Wien AG (A)(B)	2,437	78,351
IMMOFINANZ AG (A)	39,468	734,509
Kapsch TrafficCom AG (A)	2,742	40,826
Lenzing AG (A)(B)	5,945	509,103
Mayr Melnhof Karton AG (B)	2,785	489,271
Oesterreichische Post AG (B)	11,750	420,834
Palfinger AG	5,414	163,228
POLYTEC Holding AG (A)	4,411	37,708
Porr AG (A)(B)	3,596	58,330
Raiffeisen Bank International AG (A)	15,811	301,679
Rhi Magnesita NV	5,454	236,023
Rhi Magnesita NV (London Stock Exchange)	4,273	184,899
Rosenbauer International AG	1,314	59,358
S IMMO AG	21,804	406,698
S&T AG (A)(B)	16,517	378,278
Schoeller-Bleckmann Oilfield Equipment AG	4,222	138,209
Semperit AG Holding (A)	3,480	99,204
Strabag SE	6,784	215,016
Telekom Austria AG	64,655	474,522
UBM Development AG (B)	1,455	61,270
UNIQA Insurance Group AG	60,485	458,041
Vienna Insurance Group AG	18,069	430,451
voestalpine AG	44,418	1,422,833
Wienerberger AG	33,730	936,580
Zumtobel Group AG (A)	13,940	103,728
Belgium 1.4%		11,789,847
Ackermans & van Haaren NV	9,807	1,427,750
AGFA-Gevaert NV (A)(B)	58,642	242,695
Akka Technologies (A)(B)	4,567	137,314
Atenor	1,928	131,200
Banque Nationale de Belgique	55	113,126
Barco NV	27,318	588,774
Bekaert SA	18,102	553,659
Biocartis Group NV (A)(B)(D)	13,216	75,621
bpost SA	33,248	401,081
Celyad SA (A)	1,226	12,030
Cie d'Entreprises CFE (A)(B)	2,943	260,757
Deceuninck NV (A)(B)	27,625	56,720
D'ieteren SA/NV	11,084	771,695
Econocom Group SA/NV (B)	37,385	105,410
Elia Group SA/NV	9,779	1,105,365
Euronav NV	73,133	575,980
EVS Broadcast Equipment SA (A)	5,883	102,603
Exmar NV (A)(B)	13,915	41,578
Fagron	19,779	458,374
Gimv NV	9,279	537,639
Immobel SA (B)	1,553	116,546
Ion Beam Applications	4,559	66,247
Jensen-Group NV (A)	1,485	42,897
Kinepolis Group NV (A)(B)	5,307	230,879
Lotus Bakeries NV (B)	99	420,581
Melexis NV	7,373	707,270
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
Ontex Group NV (A)	25,433	$311,171
Orange Belgium SA	13,880	267,965
Oxurion NV (A)	11,190	39,509
Picanol	683	49,781
Recticel SA	16,816	190,850
Resilux	305	52,240
Roularta Media Group NV (A)	668	11,574
Sioen Industries NV (A)	2,343	61,527
Sipef NV (A)(B)	2,705	158,272
Telenet Group Holding NV (B)	14,218	608,073
TER Beke SA	176	24,289
Tessenderlo Group SA (A)	10,725	398,850
Van de Velde NV	2,367	66,247
VGP NV	571	81,700
Viohalco SA	18,237	75,697
X-Fab Silicon Foundries SE (A)(D)	20,933	108,311
Bermuda 0.1%		1,113,218
Hiscox, Ltd. (A)	78,063	1,113,218
Canada 9.9%		81,257,434
5N Plus, Inc. (A)	38,389	73,308
Absolute Software Corp.	19,002	195,624
Acadian Timber Corp.	3,534	42,831
Advantage Oil & Gas, Ltd. (A)	93,228	147,878
Aecon Group, Inc.	30,903	387,388
Africa Oil Corp. (A)	10,700	8,981
Ag Growth International, Inc. (B)	8,025	192,855
AGF Management, Ltd., Class B	35,942	154,429
Aimia, Inc. (A)	43,727	131,986
Air Canada (A)	3,400	64,665
AirBoss of America Corp.	4,809	65,024
Alamos Gold, Inc., Class A	163,233	1,351,163
Alaris Equity Partners Income (B)	21,297	239,749
Alcanna, Inc. (A)	10,576	50,978
Alexco Resource Corp. (A)(B)	35,137	83,872
Algoma Central Corp.	7,052	68,419
AltaGas, Ltd.	28,517	409,299
Altius Minerals Corp.	18,800	164,737
Altus Group, Ltd.	12,803	485,227
Americas Gold & Silver Corp. (A)	8,321	22,169
Amerigo Resources, Ltd. (A)	49,100	29,868
Andrew Peller, Ltd., Class A	15,793	130,970
ARC Resources, Ltd.	163,650	811,508
Aritzia, Inc. (A)	32,100	576,648
Atco, Ltd., Class I	10,447	314,045
Athabasca Oil Corp. (A)(B)	150,957	18,017
ATS Automation Tooling Systems, Inc. (A)	28,891	482,518
AutoCanada, Inc. (B)	8,443	193,473
Badger Daylighting, Ltd.	11,768	351,037
Baytex Energy Corp. (A)(B)	232,629	118,222
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	125,472	198,058
Bird Construction, Inc. (B)	13,385	74,516
Black Diamond Group, Ltd. (A)(B)	17,717	24,010
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
BlackBerry, Ltd. (A)(B)	90,438	$532,726
BlackBerry, Ltd. (New York Stock Exchange) (A)	121,731	714,561
BMTC Group, Inc.	4,096	37,847
Boralex, Inc., Class A (B)	31,567	997,543
Bridgemarq Real Estate Services	2,800	32,232
BRP, Inc.	11,396	650,134
Calian Group, Ltd.	2,739	116,883
Cameco Corp.	73,860	738,771
Canaccord Genuity Group, Inc.	47,930	329,941
Canacol Energy, Ltd.	52,069	161,575
Canada Goose Holdings, Inc. (A)(B)	12,059	401,038
Canadian Western Bank (B)	42,057	977,347
Canfor Corp. (A)	31,527	461,240
Canfor Pulp Products, Inc.	15,045	67,770
CanWel Building Materials Group, Ltd.	27,055	147,285
Capital Power Corp.	41,767	1,069,019
Capstone Mining Corp. (A)(B)	159,933	242,603
Cardinal Energy, Ltd. (B)	41,663	19,248
Cargojet, Inc.	540	92,378
Cascades, Inc. (B)	33,505	376,664
Celestica, Inc. (A)	48,994	368,955
Celestica, Inc. (New York Stock Exchange) (A)	7,500	56,475
Centerra Gold, Inc.	94,176	919,498
Centerra Gold, Inc. (New York Stock Exchange)	1,244	12,204
Cervus Equipment Corp.	3,597	33,319
CES Energy Solutions Corp. (B)	112,004	97,455
China Gold International Resources Corp., Ltd. (A)	90,882	127,362
CI Financial Corp.	65,252	855,154
Cineplex, Inc. (B)	26,405	211,451
Clearwater Seafoods, Inc.	7,000	43,982
Cogeco Communications, Inc.	4,167	301,640
Cogeco, Inc.	2,092	128,142
Colliers International Group, Inc.	8,066	719,462
Colliers International Group, Inc. (New York Stock Exchange) (B)	4,844	432,036
Computer Modelling Group, Ltd.	30,133	122,973
Copper Mountain Mining Corp. (A)	59,268	72,562
Corby Spirit and Wine, Ltd.	5,444	67,196
Corus Entertainment, Inc., B Shares	83,046	274,326
Crescent Point Energy Corp. (B)	149,175	267,635
CRH Medical Corp. (A)	30,192	84,622
Cronos Group, Inc. (A)(B)	11,500	103,692
Cronos Group, Inc. (Nasdaq Exchange) (A)	6,786	60,056
Denison Mines Corp. (A)(B)	171,019	61,892
Dexterra Group, Inc.	16,434	75,292
DIRTT Environmental Solutions (A)	18,708	31,115
Dorel Industries, Inc., Class B (A)	8,944	100,066
DREAM Unlimited Corp., Class A	14,019	210,280
Dundee Precious Metals, Inc.	71,270	466,463
Dynacor Gold Mines, Inc.	9,900	13,721
ECN Capital Corp.	103,129	479,633
EcoSynthetix, Inc. (A)	3,185	7,774
E-L Financial Corp., Ltd.	474	257,311
Eldorado Gold Corp. (A)	81,419	956,064
Element Fleet Management Corp.	130,281	1,325,181
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Endeavour Silver Corp. (A)	21,684	$73,966
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	4,774
Enerflex, Ltd.	33,374	176,802
Enerplus Corp.	91,948	233,640
Enghouse Systems, Ltd.	16,491	850,645
Ensign Energy Services, Inc.	50,538	33,855
Equitable Group, Inc. (B)	4,656	340,909
ERO Copper Corp. (A)	17,856	306,331
Evertz Technologies, Ltd.	11,517	113,512
Exchange Income Corp.	2,691	80,189
Exco Technologies, Ltd.	13,790	87,707
EXFO, Inc. (A)	1,146	3,353
EXFO, Inc. (Nasdaq Exchange) (A)	7,721	22,545
Extendicare, Inc. (B)	34,995	179,731
Fiera Capital Corp. (B)	26,167	216,396
Finning International, Inc.	56,829	1,159,597
Firm Capital Mortgage Investment Corp.	7,600	71,746
First Majestic Silver Corp. (A)(B)	52,181	543,226
First Mining Gold Corp. (A)(B)	127,000	38,138
First National Financial Corp.	4,398	131,056
Fission Uranium Corp. (A)	139,747	30,129
Fortuna Silver Mines, Inc. (A)(B)	82,607	526,034
Fraser Papers, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd.	42,409	165,561
Frontera Energy Corp.	11,835	25,425
Galiano Gold, Inc. (A)(B)	31,531	36,297
Gamehost, Inc.	6,100	27,712
GDI Integrated Facility Services, Inc. (A)	3,300	117,521
Gear Energy, Ltd. (A)	60,000	11,781
Genworth MI Canada, Inc. (B)	17,245	579,215
Gibson Energy, Inc.	58,759	943,800
Glacier Media, Inc. (A)	8,800	1,830
goeasy, Ltd. (B)	3,130	204,811
GoGold Resources, Inc. (A)	25,000	28,490
Golden Star Resources, Ltd. (A)	20,650	79,026
Golden Star Resources, Ltd. (New York Stock Exchange) (A)(B)	2,760	10,626
GoldMining, Inc. (A)(B)	17,500	36,652
GoldMoney, Inc. (A)	18,000	32,571
Gran Tierra Energy, Inc. (A)(B)	159,029	45,307
Great Canadian Gaming Corp. (A)	20,138	598,542
Guardian Capital Group, Ltd., Class A	6,700	128,975
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Hardwoods Distribution, Inc.	2,700	50,790
Headwater Exploration, Inc. (A)	28,000	40,748
Heroux-Devtek, Inc. (A)	15,443	171,946
High Liner Foods, Inc.	6,893	62,524
HLS Therapeutics, Inc.	2,600	36,336
Home Capital Group, Inc. (A)	29,160	662,146
Hudbay Minerals, Inc.	116,505	737,407
Husky Energy, Inc.	13,700	55,593
iA Financial Corp., Inc.	20,531	899,051
IAMGOLD Corp. (A)	227,798	770,026
IAMGOLD Corp. (New York Stock Exchange) (A)(B)	15,500	52,235
IBI Group, Inc. (A)	7,200	39,917
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Imperial Metals Corp. (A)	20,280	$53,562
Information Services Corp.	4,400	65,253
Innergex Renewable Energy, Inc.	44,127	873,230
Inter Pipeline, Ltd.	34,466	343,413
Interfor Corp. (A)	37,029	556,561
International Petroleum Corp. (A)(B)	23,520	48,536
Intertape Polymer Group, Inc.	24,129	435,872
Ivanhoe Mines, Ltd., Class A (A)	219,127	1,025,866
Jamieson Wellness, Inc.	13,163	364,676
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	94,326
Kelt Exploration, Ltd. (A)	60,355	87,835
Keyera Corp. (B)	50,017	863,079
Kinaxis, Inc. (A)	8,791	1,325,318
Knight Therapeutics, Inc. (A)	59,373	251,902
KP Tissue, Inc.	5,100	46,339
Labrador Iron Ore Royalty Corp.	25,300	512,156
Largo Resources, Ltd. (A)	36,500	29,791
Lassonde Industries, Inc., Class A	1,500	191,730
Laurentian Bank of Canada	19,550	489,841
Leon's Furniture, Ltd.	14,941	235,844
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	21,004	967,475
Lucara Diamond Corp. (A)	124,430	47,906
Lundin Gold, Inc. (A)	14,300	126,627
Lundin Mining Corp.	69,791	557,812
Magellan Aerospace Corp.	8,083	58,816
Mainstreet Equity Corp. (A)	2,022	109,764
Major Drilling Group International, Inc. (A)	38,938	180,793
Maple Leaf Foods, Inc.	27,411	558,689
Marathon Gold Corp. (A)	15,600	31,592
Martinrea International, Inc.	46,611	510,363
Maverix Metals, Inc.	6,501	33,288
Maxim Power Corp. (A)	6,300	10,139
MDF Commerce, Inc. (A)	2,300	15,549
Medical Facilities Corp.	15,230	86,898
MEG Energy Corp. (A)	113,678	319,492
Melcor Developments, Ltd.	4,800	29,309
Methanex Corp.	9,300	389,272
Morguard Corp.	1,778	157,730
Morneau Shepell, Inc.	25,570	585,352
MTY Food Group, Inc. (B)	7,815	310,807
Mullen Group, Ltd.	50,995	395,018
Neo Performance Materials, Inc.	3,800	37,102
New Gold, Inc. (A)	290,978	535,487
NFI Group, Inc.	16,830	254,387
Norbord, Inc. (B)	15,046	564,095
North American Construction Group, Ltd.	13,537	138,424
NuVista Energy, Ltd. (A)	69,005	52,071
Onex Corp.	1,059	56,566
Orbite Technologies, Inc. (A)	105,500	0
Orla Mining, Ltd. (A)(B)	24,200	120,562
Osisko Gold Royalties, Ltd.	44,662	485,240
Osisko Mining, Inc. (A)	12,500	34,458
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Pan American Silver Corp.	26,243	$772,317
Pan American Silver Corp., CVR (A)	51,329	35,417
Paramount Resources, Ltd., Class A (A)(B)	25,426	74,592
Parex Resources, Inc. (A)	55,004	753,886
Park Lawn Corp.	12,527	270,854
Parkland Corp.	32,104	983,366
Pason Systems, Inc.	20,995	116,235
Peyto Exploration & Development Corp. (B)	68,868	151,131
Photon Control, Inc. (A)	50,806	69,244
PHX Energy Services Corp. (A)	11,019	16,375
Pinnacle Renewable Energy, Inc.	6,600	42,282
Pizza Pizza Royalty Corp.	13,878	97,030
Points International, Ltd. (A)	4,210	50,571
Points International, Ltd. (Nasdaq Exchange) (A)	1,613	19,356
Polaris Infrastructure, Inc.	9,000	116,979
Pollard Banknote, Ltd.	3,690	74,130
PolyMet Mining Corp. (A)(B)	2,025	7,188
PrairieSky Royalty, Ltd. (B)	57,025	452,705
Precision Drilling Corp. (A)	6,554	126,720
Premier Gold Mines, Ltd. (A)	92,145	180,927
Premium Brands Holdings Corp.	12,007	918,808
Pretium Resources, Inc. (A)	65,800	720,978
Pretium Resources, Inc. (New York Stock Exchange) (A)(B)	4,528	49,717
Pulse Seismic, Inc. (A)	10,151	7,113
Quarterhill, Inc.	58,498	119,816
Questerre Energy Corp., Class A (A)	41,900	3,710
Real Matters, Inc. (A)	24,912	367,532
Recipe Unlimited Corp.	5,964	75,268
RF Capital Group, Inc.	18,263	23,766
Richelieu Hardware, Ltd.	23,454	683,014
Rocky Mountain Dealerships, Inc.	6,328	34,839
Rogers Sugar, Inc.	42,487	182,550
Roxgold, Inc. (A)	113,200	143,821
Russel Metals, Inc.	25,886	414,790
Sabina Gold & Silver Corp. (A)(B)	44,568	79,960
Sandstorm Gold, Ltd. (A)	73,873	538,106
Sandstorm Gold, Ltd. (New York Stock Exchange) (A)	2,700	19,683
Savaria Corp. (B)	13,000	139,039
Seabridge Gold, Inc. (A)	2,300	42,823
Secure Energy Services, Inc.	71,004	118,641
Seven Generations Energy, Ltd., Class A (A)	95,804	398,353
ShawCor, Ltd.	31,578	78,295
Sienna Senior Living, Inc. (B)	28,226	292,975
Sierra Metals, Inc. (A)(B)	4,000	11,981
Sierra Wireless, Inc. (A)	13,360	195,457
Sleep Country Canada Holdings, Inc. (D)	13,709	253,131
SNC-Lavalin Group, Inc.	13,974	256,518
Spin Master Corp. (A)(D)	5,000	115,693
Sprott, Inc. (B)	5,545	168,054
SSR Mining, Inc. (A)	89,703	1,660,476
Stantec, Inc.	36,793	1,108,861
Stelco Holdings, Inc.	11,605	149,765
Stella-Jones, Inc.	22,206	755,418
Storm Resources, Ltd. (A)	62,000	108,847
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Stornoway Diamond Corp. (A)	43,566	$155
SunOpta, Inc. (A)	29,045	294,095
SunOpta, Inc. (New York Stock Exchange) (A)(B)	2,100	21,357
Superior Plus Corp. (B)	67,540	632,391
Surge Energy, Inc. (B)	91,176	20,711
Tamarack Valley Energy, Ltd. (A)	82,250	60,166
Taseko Mines, Ltd. (A)	84,702	80,874
TeraGo, Inc. (A)	2,000	8,932
Teranga Gold Corp. (A)	54,503	601,812
TerraVest Industries, Inc.	1,200	14,424
TFI International, Inc.	33,499	1,699,841
The Descartes Systems Group, Inc. (A)	600	35,579
The North West Company, Inc.	20,130	520,804
Tidewater Midstream and Infrastructure, Ltd.	113,465	62,905
Timbercreek Financial Corp.	32,686	222,487
TMAC Resources, Inc. (A)	2,100	2,021
TORC Oil & Gas, Ltd.	71,817	117,787
Torex Gold Resources, Inc. (A)	35,220	485,980
Toromont Industries, Ltd.	1,929	131,957
Total Energy Services, Inc.	19,706	46,887
Touchstone Exploration, Inc. (A)	10,000	15,631
Tourmaline Oil Corp.	84,148	1,171,476
TransAlta Corp.	117,856	816,743
TransAlta Renewables, Inc. (B)	46,339	640,118
Transcontinental, Inc., Class A	29,083	431,755
TransGlobe Energy Corp. (A)	27,604	13,816
Trevali Mining Corp. (A)	206,096	30,945
Trican Well Service, Ltd. (A)(B)	130,270	132,407
Tricon Residential, Inc.	54,548	459,922
Trisura Group, Ltd. (A)(B)	1,900	120,112
Turquoise Hill Resources, Ltd. (A)	18,588	180,341
Uni-Select, Inc.	11,390	73,144
Vecima Networks, Inc.	1,797	18,334
Vermilion Energy, Inc. (B)	60,324	242,002
VersaBank	2,000	11,488
Wajax Corp.	6,547	85,700
Wall Financial Corp. (A)	1,600	21,437
Wesdome Gold Mines, Ltd. (A)	68,261	599,196
West Fraser Timber Company, Ltd.	19,640	1,087,482
Western Forest Products, Inc. (B)	205,740	152,083
Westshore Terminals Investment Corp. (B)	20,465	260,954
Whitecap Resources, Inc. (B)	166,343	502,090
WildBrain, Ltd. (A)	22,797	30,192
Winpak, Ltd.	12,336	400,466
Yamana Gold, Inc.	248,304	1,296,297
Yellow Pages, Ltd.	4,514	43,795
Zenith Capital Corp. (A)	5,300	612
China 0.0%		327,631
Bund Center Investment, Ltd.	55,500	23,092
FIH Mobile, Ltd. (A)(B)	1,185,000	126,911
Goodbaby International Holdings, Ltd. (A)	335,000	43,433
TK Group Holdings, Ltd.	74,000	23,289
Xingye Alloy Materials Group, Ltd. (A)	176,000	22,920
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
China (continued)
Yangzijiang Shipbuilding Holdings, Ltd.	135,400	$87,986
Denmark 2.4%		19,789,802
ALK-Abello A/S (A)	2,301	816,501
Alm Brand A/S	33,758	398,220
Ambu A/S, Class B	8,582	287,001
Bang & Olufsen A/S (A)(B)	41,442	145,582
Bavarian Nordic A/S (A)(B)	14,212	425,873
Brodrene Hartmann A/S (A)	1,084	92,160
Chemometec A/S	580	41,829
Columbus A/S (A)	26,124	45,468
D/S Norden A/S	11,850	210,494
Dfds A/S (A)	12,308	533,956
FLSmidth & Company A/S (A)	15,800	525,116
Fluegger Group A/S	225	19,195
H+H International A/S, Class B (A)	8,339	184,135
Harboes Bryggeri A/S, Class B (A)	1,452	15,209
INVISIO AB	1,949	43,317
ISS A/S (A)	25,531	465,530
Jeudan A/S (A)	3,010	116,615
Jyske Bank A/S (A)	21,303	796,245
Matas A/S (A)	18,197	234,897
Netcompany Group A/S (A)(D)	8,072	749,773
Nilfisk Holding A/S (A)	9,424	201,708
NKT A/S (A)	8,273	305,162
NNIT A/S (D)	5,227	96,467
North Media AS	1,803	23,385
Pandora A/S	33,257	3,334,504
Parken Sport & Entertainment A/S (A)	1,870	21,079
Per Aarsleff Holding A/S	7,836	332,383
Ringkjoebing Landbobank A/S	10,616	920,905
Rockwool International A/S, A Shares	520	182,994
Rockwool International A/S, B Shares	2,535	924,453
Royal Unibrew A/S	18,040	1,883,094
RTX A/S	2,997	106,031
Scandinavian Tobacco Group A/S (D)	27,267	419,591
Schouw & Company A/S	4,901	476,064
SimCorp A/S	15,081	1,978,337
Solar A/S, B Shares	2,710	147,158
Spar Nord Bank A/S (A)	35,533	347,957
Sydbank AS (A)	24,084	497,360
The Drilling Company of 1972 A/S (A)(B)	1,938	55,402
Tivoli A/S (A)	691	77,132
Topdanmark AS	15,870	669,938
United International Enterprises, Ltd.	598	129,717
Vestjysk Bank A/S (A)(B)	144,692	67,721
Zealand Pharma A/S (A)	11,530	444,144
Faeroe Islands 0.0%		19,624
BankNordik P/F (A)	953	19,624
Finland 2.7%		22,160,822
Adapteo OYJ (A)	17,291	183,673
Ahlstrom-Munksjo OYJ	23,357	502,372
Aktia Bank OYJ	22,366	266,663
Alma Media OYJ	11,325	108,670
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Finland (continued)
Altia OYJ	5,312	$62,689
Apetit OYJ	1,524	17,885
Aspo OYJ	5,505	45,235
Atria OYJ	6,047	71,966
BasWare OYJ (A)	2,688	123,547
Bittium OYJ	10,462	68,854
Cargotec OYJ, B Shares	16,105	641,962
Caverion OYJ	33,497	232,778
Citycon OYJ (A)	24,077	223,765
Digia OYJ	7,562	55,544
Enento Group OYJ (A)(D)	5,041	199,785
Ferratum OYJ (A)	2,783	15,575
Finnair OYJ (A)	283,459	209,962
Fiskars OYJ ABP	11,940	200,947
F-Secure OYJ (A)	36,119	178,259
HKScan OYJ, A Shares (A)	11,127	24,692
Huhtamaki OYJ	37,473	1,876,835
Ilkka-Yhtyma OYJ	9,901	41,571
Kemira OYJ	39,782	568,717
Kesko OYJ, A Shares	15,378	380,957
Kesko OYJ, B Shares	38,856	1,017,238
Kojamo OYJ	28,258	588,005
Konecranes OYJ	24,880	846,611
Lassila & Tikanoja OYJ	11,200	181,507
Lehto Group OYJ (A)	1,623	2,063
Metsa Board OYJ	72,722	656,536
Metso Outotec OYJ	231,728	2,072,866
Neles OYJ	40,518	522,461
Nokian Renkaat OYJ	50,249	1,761,956
Olvi OYJ, A Shares	4,942	282,635
Oriola OYJ, A Shares	8,342	19,832
Oriola OYJ, B Shares	49,342	111,017
Orion OYJ, Class A	8,076	378,568
Orion OYJ, Class B	34,310	1,613,815
Outokumpu OYJ (A)	82,558	251,603
Pihlajalinna OYJ (A)	643	7,068
Ponsse OYJ	4,062	137,692
QT Group OYJ (A)	2,996	183,037
Raisio OYJ, V Shares	50,080	190,352
Rapala VMC OYJ (A)	5,592	26,817
Raute OYJ, A Shares	728	17,145
Revenio Group OYJ	4,168	218,520
Sanoma OYJ	27,196	393,724
Teleste OYJ	3,860	20,480
Terveystalo OYJ (D)	13,715	152,372
TietoEVRY OYJ	27,429	870,389
Tikkurila OYJ	13,665	222,494
Tokmanni Group Corp.	19,002	345,577
Uponor OYJ	23,098	469,619
Vaisala OYJ, A Shares	6,527	289,735
Valmet OYJ	51,851	1,308,589
Wartsila OYJ ABP	38,563	362,575
YIT OYJ	57,337	335,021
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
France 4.0%		$33,053,640
ABC arbitrage	1,457	12,593
Air France-KLM (A)(B)	58,979	349,435
AKWEL	4,639	114,121
Albioma SA	11,829	600,633
ALD SA (D)	3,159	40,421
Altamir	5,040	119,882
Alten SA (A)	8,846	940,224
Assystem SA	2,731	81,223
Aubay	2,888	115,052
Axway Software SA (A)	2,311	64,494
Bastide le Confort Medical (A)	1,540	86,198
Beneteau SA	17,098	173,767
Bigben Interactive (A)	4,952	101,292
Boiron SA	1,866	85,145
Bonduelle SCA (B)	7,695	181,104
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	85	81,938
Casino Guichard Perrachon SA (A)(B)	5,970	171,269
Catering International Services (A)	1,089	13,637
Cegedim SA (A)	1,780	56,747
CGG SA (A)	223,598	243,815
Chargeurs SA	6,225	128,817
Cie des Alpes	5,089	117,207
Cie Plastic Omnium SA	20,563	708,263
Coface SA (A)	42,152	425,014
Derichebourg SA	48,461	189,998
Devoteam SA (A)	1,949	226,708
Electricite de Strasbourg SA	351	50,255
Elior Group SA (D)	30,983	176,842
Elis SA (A)	60,129	977,968
Eramet SA (A)	2,120	92,502
Erytech Pharma SA (A)(B)	6,297	53,414
Etablissements Maurel et Prom SA (A)	16,287	30,080
Europcar Mobility Group (A)(B)(D)	52,342	55,677
Eutelsat Communications SA	72,423	797,119
Exel Industries SA, A Shares (A)	466	24,323
Faurecia SE (A)	21,586	1,069,283
Fleury Michon SA	344	9,874
Fnac Darty SA (A)	7,145	382,006
Gaumont SA (A)	489	60,184
Gaztransport Et Technigaz SA	6,852	677,220
GEA (B)	126	15,518
GL Events (A)(B)	4,616	55,204
Groupe Crit (A)	1,108	80,133
Groupe Open (A)	1,805	32,431
Guerbet	2,827	107,866
Haulotte Group SA	3,951	24,255
HEXAOM (A)	1,083	45,076
ID Logistics Group (A)	856	198,119
Iliad SA	7,753	1,572,127
Imerys SA	12,891	528,648
Ipsen SA	1,194	114,669
IPSOS	16,827	537,600
Jacquet Metals SA	5,053	69,248
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
JCDecaux SA (A)(B)	23,094	$518,174
Kaufman & Broad SA	6,402	272,348
Korian SA (A)	22,659	751,970
Lagardere SCA (A)(B)	22,776	534,373
Laurent-Perrier	1,118	101,007
LDC SA	91	10,835
Lectra	9,297	243,033
Linedata Services	1,472	45,660
LISI (A)	8,173	207,806
LNA Sante SA	2,041	117,643
Maisons du Monde SA (A)(D)	16,288	268,450
Manitou BF SA (A)	5,055	131,435
Manutan International	906	66,532
Mersen SA (A)	7,462	217,441
METabolic EXplorer SA (A)	8,100	21,401
Metropole Television SA (A)	10,149	159,127
Neoen SA (A)(D)	3,192	193,369
Nexans SA (A)	13,619	857,982
Nexity SA	17,563	681,532
Nicox (A)	6,072	38,033
NRJ Group (A)	6,595	45,864
Oeneo SA (A)	4,715	57,886
OL Groupe SA (A)	3,929	10,161
Onxeo SA (A)(B)	2,056	1,810
Orpea SA (A)	2,501	312,261
Pharmagest Inter@ctive	98	11,429
Pierre & Vacances SA (A)	1,671	28,533
Plastivaloire (A)	1,440	9,932
Quadient SA	14,118	252,376
Rallye SA (A)	5,107	29,978
Recylex SA (A)(C)	4,454	9,818
Rexel SA (A)	115,715	1,564,846
Robertet SA	199	212,945
Rothschild & Company (A)	15,152	472,895
Rubis SCA	27,650	1,173,314
Samse SA	285	51,322
Savencia SA (A)	1,977	133,894
SCOR SE (A)	9,329	317,410
Seche Environnement SA	2,029	91,438
Societe BIC SA	9,132	540,524
Societe Marseillaise du Tunnel Prado-Carenage SA (A)	219	4,246
Societe pour l'Informatique Industrielle	2,435	62,671
SOITEC (A)	7,142	1,247,483
Solocal Group (A)	47,008	139,623
Somfy SA	2,344	371,664
Sopra Steria Group (A)	5,649	856,484
SPIE SA (A)	47,755	970,658
Stef SA	1,253	107,409
Synergie SA (A)	3,330	112,812
Tarkett SA (A)	11,211	193,960
Television Francaise 1 (A)	20,913	161,629
Thermador Groupe	2,187	166,070
Tikehau Capital SCA (B)	3,113	88,783
Trigano SA	3,138	511,138
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Union Financiere de France BQE SA (A)	1,451	$33,575
Valeo SA	8,625	332,750
Vallourec SA (A)(B)	2,042	68,899
Valneva SE (A)(B)	17,009	129,503
Vetoquinol SA	1,228	118,316
Vicat SA	9,439	384,411
VIEL & Cie SA	6,888	46,454
Vilmorin & Cie SA	2,792	166,019
Virbac SA (A)	1,197	309,281
Vranken-Pommery Monopole SA (A)	923	16,857
Worldline SA (A)(D)	26,132	2,419,520
Gabon 0.0%		37,456
Total Gabon	243	37,456
Georgia 0.0%		377,567
Bank of Georgia Group PLC (A)	20,020	300,475
Georgia Capital PLC (A)	10,443	66,609
TBC Bank Group PLC (A)	664	10,483
Germany 6.1%		50,034,793
1&1 Drillisch AG	17,524	414,976
7C Solarparken AG	10,690	53,559
Aareal Bank AG (A)	27,316	665,389
ADLER Group SA (A)(D)	26,212	756,531
ADVA Optical Networking SE (A)	22,989	193,514
AIXTRON SE (A)	30,137	438,686
All for One Group SE	784	50,696
Allgeier SE	2,876	273,768
Amadeus Fire AG (A)	549	77,780
Atoss Software AG	1,254	189,928
Aurubis AG	15,598	1,185,472
Basler AG	1,070	83,296
Bauer AG (A)	6,102	69,859
BayWa AG	6,365	233,259
Bechtle AG	3,650	796,807
Bertrandt AG	2,555	116,335
bet-at-home.com AG	1,430	55,047
Bijou Brigitte AG (A)	1,764	43,584
Bilfinger SE (B)	12,863	355,649
Borussia Dortmund GmbH & Company KGaA (A)	24,608	166,743
CANCOM SE	11,873	637,421
CECONOMY AG (A)	59,337	292,315
CENIT AG (A)	2,412	37,368
Centrotec SE (A)	1,847	33,040
Cewe Stiftung & Company KGAA	2,408	260,542
Commerzbank AG (A)	206,334	1,273,592
CompuGroup Medical SE & Company KgaA (B)	8,730	864,878
CropEnergies AG (B)	14,129	233,917
CTS Eventim AG & Company KGaA (A)	22,260	1,350,909
Data Modul AG	635	34,050
Dermapharm Holding SE	445	29,698
Deutsche Beteiligungs AG	6,398	249,091
Deutsche EuroShop AG (A)	18,166	377,948
Deutsche Pfandbriefbank AG (A)(D)	70,447	701,722
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Deutz AG (A)	61,717	$353,772
DIC Asset AG	21,568	324,224
DMG Mori AG	1,788	87,399
Dr. Hoenle AG	1,598	104,772
Draegerwerk AG & Company KGaA	1,433	103,586
Duerr AG	22,237	810,578
Eckert & Ziegler Strahlen- und Medizintechnik AG	6,196	318,707
Elmos Semiconductor SE	3,427	109,425
ElringKlinger AG (A)(B)	9,007	144,254
Energiekontor AG	2,199	117,637
Evotec SE (A)	10,426	317,775
Fielmann AG (A)	7,017	521,300
First Sensor AG	2,622	126,880
FORTEC Elektronik AG	601	13,065
Francotyp-Postalia Holding AG (A)	2,607	10,539
Freenet AG	51,632	1,052,610
FUCHS PETROLUB SE	9,623	437,297
GEA Group AG	54,698	1,869,861
Gerresheimer AG	12,717	1,483,885
Gesco AG	3,651	64,735
GFT Technologies SE (B)	8,386	125,161
GRENKE AG	1,808	78,995
H&R GmbH & Company KGaA (A)	8,359	56,741
Hamburger Hafen und Logistik AG	10,617	231,665
Hawesko Holding AG	828	43,558
Heidelberger Druckmaschinen AG (A)	90,943	86,717
Hella GmbH & Company KGaA (A)	13,544	776,778
HOCHTIEF AG	5,413	520,912
HolidayCheck Group AG (A)	12,523	30,347
Hornbach Baumarkt AG	4,188	192,170
Hornbach Holding AG & Company KGaA	6,021	641,018
HUGO BOSS AG	19,098	585,475
Hypoport SE (A)	928	486,249
Indus Holding AG	9,381	363,412
Instone Real Estate Group AG (A)(D)	16,777	429,149
IVU Traffic Technologies AG	5,787	110,074
Jenoptik AG	22,145	658,676
JOST Werke AG (A)(D)	5,812	271,906
K+S AG	88,187	792,720
Kloeckner & Company SE (A)	27,626	236,099
Koenig & Bauer AG (A)	4,359	122,951
Krones AG (B)	6,768	493,820
KSB SE & Company KGaA	73	23,938
KWS Saat SE & Company KGaA	4,300	325,930
LANXESS AG	34,617	2,408,328
Leifheit AG	4,376	211,000
Leoni AG (A)(B)	12,042	89,544
LPKF Laser & Electronics AG	6,979	190,317
Manz AG (A)	1,315	52,711
Mediclin AG (A)	8,179	36,238
Medigene AG (A)	6,493	28,549
METRO AG	55,933	512,820
MLP SE	32,818	203,717
New Work SE	1,026	314,935
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Nexus AG	6,676	$398,037
Nordex SE (A)	31,647	732,864
Norma Group SE	14,871	657,751
OHB SE (A)	2,007	98,157
PATRIZIA AG	18,660	532,496
Pfeiffer Vacuum Technology AG	2,442	453,125
PNE AG	27,801	254,321
Progress-Werk Oberkirch AG (A)	386	9,355
ProSiebenSat.1 Media SE (A)	88,466	1,282,745
PSI Software AG	4,102	118,173
q.beyond AG	55,802	108,610
R Stahl AG (A)	823	20,624
Rheinmetall AG	17,240	1,530,722
SAF-Holland SE (A)	22,781	279,727
Salzgitter AG (A)	18,335	367,519
Schaltbau Holding AG (A)	1,534	54,905
Secunet Security Networks AG (B)	439	131,205
SGL Carbon SE (A)	17,099	79,985
Siltronic AG	7,643	1,118,384
Sixt SE (A)(B)	5,080	581,746
SMA Solar Technology AG (A)	5,354	309,170
Softing AG	2,069	14,265
Software AG	19,522	838,317
STRATEC SE	1,791	247,370
Stroeer SE & Company KGaA	10,989	981,726
Suedzucker AG	34,416	545,464
SUESS MicroTec SE (A)	7,921	175,298
Surteco Group SE (A)	2,163	59,517
Syzygy AG (A)	471	2,905
TAG Immobilien AG (A)	54,537	1,630,451
Takkt AG	17,528	225,605
Technotrans SE (A)	2,893	97,870
Tele Columbus AG (A)(D)	31,969	88,604
thyssenkrupp AG (A)(B)	83,500	556,804
Traffic Systems SE	2,239	82,937
United Internet AG	1,582	63,050
Varta AG (A)(B)	2,439	328,184
VERBIO Vereinigte BioEnergie AG (B)	12,056	374,136
Vossloh AG (A)(B)	4,139	190,160
Wacker Chemie AG	6,099	763,649
Wacker Neuson SE (A)	13,709	264,353
Washtec AG (A)	4,114	211,275
Wuestenrot & Wuerttembergische AG	12,636	258,478
Zeal Network SE	2,472	118,497
zooplus AG (A)	496	93,967
Gibraltar 0.1%		404,675
888 Holdings PLC	111,653	404,675
Greece 0.0%		40
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	40
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		28,858
GronlandsBANKEN A/S (A)	313	28,858
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Guernsey, Channel Islands 0.0%		$286,190
Burford Capital, Ltd. (A)	22,804	227,278
Raven Property Group, Ltd. (A)	170,505	58,912
Hong Kong 2.2%		18,326,660
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aceso Life Science Group, Ltd. (A)	451,733	14,178
Aeon Credit Service Asia Company, Ltd.	60,000	40,647
Allied Group, Ltd.	360,000	131,016
APAC Resources, Ltd.	182,171	21,894
Apollo Future Mobility Group, Ltd. (A)	392,000	29,813
Applied Development Holdings, Ltd. (A)	555,000	14,245
Asia Financial Holdings, Ltd.	94,000	45,271
Asia Standard International Group, Ltd. (A)	236,000	26,835
Asiasec Properties, Ltd.	103,000	16,079
ASM Pacific Technology, Ltd.	36,900	460,766
Associated International Hotels, Ltd.	26,000	45,648
Best Food Holding Company, Ltd. (A)	62,000	3,781
BOCOM International Holdings Company, Ltd.	346,000	47,353
BOE Varitronix, Ltd.	305,000	113,501
Bright Smart Securities & Commodities Group, Ltd.	220,000	55,833
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,648
Build King Holdings, Ltd.	150,000	19,572
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,139
Cafe de Coral Holdings, Ltd.	138,000	297,615
Camsing International Holding, Ltd. (A)(C)	124,000	18,557
Cathay Pacific Airways, Ltd. (A)	37,000	34,660
Century City International Holdings, Ltd.	452,000	24,490
CGN Mining Company, Ltd.	535,000	18,314
Chen Hsong Holdings	40,000	11,016
Chevalier International Holdings, Ltd.	45,524	55,323
China Baoli Technologies Holdings, Ltd. (A)(C)	517,500	5,288
China Best Group Holding, Ltd. (A)	140,000	8,208
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	18,676
China Energy Development Holdings, Ltd. (A)	2,938,000	45,371
China Motor Bus Company, Ltd.	6,400	89,147
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	94,041
China Strategic Holdings, Ltd. (A)	4,597,500	80,867
China Tonghai International Financial, Ltd. (A)	80,000	1,923
Chinese Estates Holdings, Ltd.	183,500	92,896
Chinney Investments, Ltd.	36,000	7,868
Chong Hing Bank, Ltd.	80,000	97,333
Chow Sang Sang Holdings International, Ltd.	135,000	163,478
Chuang's China Investments, Ltd.	210,000	11,636
Chuang's Consortium International, Ltd.	340,021	40,770
CITIC Telecom International Holdings, Ltd.	608,000	202,246
CMBC Capital Holdings, Ltd.	630,000	9,919
CNQC International Holdings, Ltd.	85,000	6,933
Convenience Retail Asia, Ltd.	130,000	77,957
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,185
Cowell e Holdings, Inc.	112,000	69,159
CSI Properties, Ltd.	1,976,333	55,499
Dah Sing Banking Group, Ltd.	150,448	161,290
Dah Sing Financial Holdings, Ltd.	66,744	196,384
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
Dickson Concepts International, Ltd.	63,500	$30,357
Digital Domain Holdings, Ltd. (A)	1,000,000	6,469
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	83,033
Eagle Nice International Holdings, Ltd.	46,000	25,177
EcoGreen International Group, Ltd.	76,000	12,641
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	19,232
Emperor Entertainment Hotel, Ltd.	185,000	26,778
Emperor International Holdings, Ltd.	508,250	68,998
Emperor Watch & Jewellery, Ltd. (A)	1,270,000	17,424
Energy International Investments Holdings, Ltd. (A)	700,000	5,132
ENM Holdings, Ltd. (A)	368,000	32,307
Esprit Holdings, Ltd. (A)	851,650	111,230
Fairwood Holdings, Ltd. (B)	30,500	69,278
Far East Consortium International, Ltd.	577,334	190,726
First Pacific Company, Ltd.	714,000	217,977
First Shanghai Investments, Ltd. (A)	72,000	2,831
Fountain SET Holdings, Ltd.	188,000	22,016
Freeman FinTech Corp., Ltd. (A)(C)	260,000	604
GBA Holdings, Ltd. (A)	16,480,000	21,262
GDH Guangnan Holdings, Ltd.	108,000	9,188
Genting Hong Kong, Ltd. (A)	174,000	6,838
Giordano International, Ltd. (B)	535,708	81,015
Glorious Sun Enterprises, Ltd.	146,000	15,056
Gold Peak Industries Holdings, Ltd.	90,000	6,982
Golden Resources Development International, Ltd.	298,000	22,356
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,988
Good Resources Holdings, Ltd. (A)(C)	270,000	2,961
Great Eagle Holdings, Ltd.	84,000	223,924
G-Resources Group, Ltd. (A)	10,684,800	57,909
Guotai Junan International Holdings, Ltd.	1,316,600	187,119
Haitong International Securities Group, Ltd.	981,288	253,060
Hang Lung Group, Ltd.	245,000	617,475
Hanison Construction Holdings, Ltd.	143,631	18,327
Harbour Centre Development, Ltd.	37,500	36,295
HKBN, Ltd.	140,000	241,795
HKR International, Ltd.	361,840	170,420
Hon Kwok Land Investment Company, Ltd.	64,000	21,372
Hong Kong Ferry Holdings Company, Ltd.	46,000	36,647
Hong Kong Television Network, Ltd., ADR (A)	1,717	53,038
Hongkong Chinese, Ltd.	224,000	19,040
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	33,234
Hutchison Port Holdings Trust	1,279,000	239,653
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	81,819
Hypebeast, Ltd. (A)	50,000	5,046
Hysan Development Company, Ltd.	195,000	784,733
I-CABLE Communications, Ltd. (A)	680,000	5,683
Imagi International Holdings, Ltd. (A)	117,281	12,086
International Housewares Retail Company, Ltd.	124,000	36,858
IPE Group, Ltd. (A)	220,000	19,931
IRC, Ltd. (A)	1,194,000	16,525
IT, Ltd. (A)	174,808	43,736
ITC Properties Group, Ltd.	136,252	13,675
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Jacobson Pharma Corp., Ltd.	176,000	$25,931
Johnson Electric Holdings, Ltd.	120,500	283,876
K Wah International Holdings, Ltd.	295,000	146,744
Kader Holdings Company, Ltd. (A)	248,000	15,866
Karrie International Holdings, Ltd.	130,000	19,770
Keck Seng Investments Hong Kong, Ltd.	19,000	8,799
Kerry Logistics Network, Ltd.	237,500	520,610
Kerry Properties, Ltd.	170,000	435,544
Kingmaker Footwear Holdings, Ltd.	54,000	5,323
Kingston Financial Group, Ltd.	174,000	15,312
Kowloon Development Company, Ltd.	126,000	121,424
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	5,622
Lai Sun Development Company, Ltd.	84,786	70,338
Lai Sun Garment International, Ltd.	31,231	24,999
Landing International Development, Ltd. (A)	523,200	14,973
Landsea Green Properties Company, Ltd. (A)	404,000	32,808
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	578,250	80,019
Lerthai Group, Ltd. (A)	18,000	3,245
Leyou Technologies Holdings, Ltd. (A)	295,000	125,823
Lifestyle International Holdings, Ltd. (A)	169,000	146,805
Lippo China Resources, Ltd.	1,028,000	17,906
Lippo, Ltd.	31,250	9,399
Liu Chong Hing Investment, Ltd.	76,000	66,603
Luk Fook Holdings International, Ltd.	144,000	363,825
Lung Kee Bermuda Holdings, Ltd.	48,000	15,426
Magnificent Hotel Investment, Ltd.	438,000	5,674
Man Wah Holdings, Ltd.	160,800	294,869
Mandarin Oriental International, Ltd. (A)	48,800	90,257
Mason Group Holdings, Ltd. (A)	9,029,000	37,180
Melco International Development, Ltd.	199,000	375,905
Ming Fai International Holdings, Ltd.	41,000	3,797
Miramar Hotel & Investment	86,000	144,103
Modern Dental Group, Ltd.	135,000	24,248
Nameson Holdings, Ltd.	196,000	13,128
National Electronics Holdings	88,000	11,800
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,977
Neo-Neon Holdings, Ltd. (A)	134,000	8,967
NewOcean Energy Holdings, Ltd. (A)	336,000	32,047
Nissin Foods Company, Ltd.	13,000	10,988
NWS Holdings, Ltd.	288,000	275,386
OP Financial, Ltd. (A)	376,000	41,822
Oriental Watch Holdings	190,000	67,265
Oshidori International Holdings, Ltd. (A)	1,807,200	151,917
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	2,096,000	343,382
Pacific Century Premium Developments, Ltd. (A)	32,400	3,537
Pacific Textiles Holdings, Ltd.	307,000	211,539
Pak Fah Yeow International, Ltd.	20,000	4,639
Paliburg Holdings, Ltd.	101,380	26,109
Paradise Entertainment, Ltd. (A)	176,000	19,906
PC Partner Group, Ltd. (A)	24,000	5,894
PCCW, Ltd.	380,773	231,073
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	172,000	75,748
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
Pico Far East Holdings, Ltd.	254,000	$46,463
Playmates Holdings, Ltd.	640,000	74,235
Plover Bay Technologies, Ltd.	88,000	10,219
Polytec Asset Holdings, Ltd.	948,120	86,918
PT International Development Company, Ltd. (A)	453,327	13,525
Public Financial Holdings, Ltd.	126,000	33,677
PYI Corp., Ltd. (A)	267,360	10,490
Regal Hotels International Holdings, Ltd.	117,200	41,197
Regina Miracle International Holdings, Ltd. (D)	67,000	26,838
Renco Holdings Group, Ltd. (A)	102,000	2,880
Sa Sa International Holdings, Ltd. (A)(B)	505,018	83,466
SAS Dragon Holdings, Ltd.	84,000	29,813
SEA Holdings, Ltd.	68,484	64,551
Shangri-La Asia, Ltd. (A)	312,000	285,333
Shenwan Hongyuan HK, Ltd.	120,000	14,344
Shun Ho Property Investments, Ltd.	7,227	1,399
Shun Tak Holdings, Ltd.	641,250	202,316
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	11,240
Sing Tao News Corp., Ltd. (A)	118,000	15,174
SITC International Holdings Company, Ltd.	423,000	811,306
SmarTone Telecommunications Holdings, Ltd.	73,089	40,356
Soundwill Holdings, Ltd.	39,500	35,760
Stella International Holdings, Ltd.	131,000	150,766
Success Universe Group, Ltd. (A)	360,000	5,588
Summit Ascent Holdings, Ltd. (A)	130,000	14,590
Sun Hung Kai & Company, Ltd.	216,318	96,768
SUNeVision Holdings, Ltd.	173,000	161,751
TAI Cheung Holdings, Ltd.	115,000	69,888
Tan Chong International, Ltd.	63,000	16,772
Television Broadcasts, Ltd.	124,100	127,034
Texwinca Holdings, Ltd.	330,000	65,847
The Hongkong & Shanghai Hotels, Ltd.	199,523	180,352
The United Laboratories International Holdings, Ltd.	308,500	231,176
Theme International Holdings, Ltd. (A)	855,000	12,810
TOM Group, Ltd. (A)	266,000	29,730
Tradelink Electronic Commerce, Ltd.	186,000	21,846
Transport International Holdings, Ltd.	95,878	187,792
Union Medical Healthcare, Ltd.	59,000	38,150
Up Energy Development Group, Ltd. (A)(C)	898,000	1,495
Upbest Group, Ltd.	8,000	916
Value Partners Group, Ltd.	159,000	86,128
Valuetronics Holdings, Ltd.	125,150	53,792
Vanke Overseas Investment Holding Company, Ltd.	35,000	11,224
Vedan International Holdings, Ltd.	168,000	17,325
Vitasoy International Holdings, Ltd.	176,000	722,546
VSTECS Holdings, Ltd.	310,400	260,932
VTech Holdings, Ltd.	58,600	451,398
Wai Kee Holdings, Ltd.	72,000	37,180
Wang On Group, Ltd.	1,780,000	13,728
Wing On Company International, Ltd.	28,000	61,472
Wing Tai Properties, Ltd.	118,000	54,398
Wonderful Sky Financial Group Holdings, Ltd. (A)	36,000	2,810
YGM Trading, Ltd.	22,000	6,521
YT Realty Group, Ltd.	47,109	11,795
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings, Ltd.	237,500	$487,536
Zhaobangji Properties Holdings, Ltd. (A)	632,000	79,876
Zhongzheng International Company, Ltd. (A)	488,000	4,557
Ireland 0.5%		4,273,969
Bank of Ireland Group PLC (A)	215,337	674,672
C&C Group PLC (A)	117,179	342,736
Cairn Homes PLC (A)	123,293	136,262
COSMO Pharmaceuticals NV (A)	122	11,530
Datalex PLC (A)	4,124	2,604
FBD Holdings PLC (A)	8,155	70,073
Glanbia PLC	53,416	656,930
Grafton Group PLC (A)	86,201	976,477
Greencore Group PLC	189,388	294,383
Hostelworld Group PLC (A)(D)	11,005	11,783
Irish Continental Group PLC	42,651	229,327
Permanent TSB Group Holdings PLC (A)	11,820	8,801
UDG Healthcare PLC	81,694	858,391
Isle of Man 0.1%		826,812
Hansard Global PLC	11,952	6,131
Playtech PLC (A)	132,516	676,423
Strix Group PLC	45,890	144,258
Israel 1.4%		11,577,542
Adgar Investment and Development, Ltd.	21,013	32,757
Afcon Holdings, Ltd. (A)	661	22,814
AFI Properties, Ltd. (A)	8,615	292,161
Africa Israel Residences, Ltd.	983	33,734
Airport City, Ltd. (A)	1	7
Allot, Ltd. (A)	12,253	120,562
Alrov Properties and Lodgings, Ltd. (A)	2,216	76,905
Arad, Ltd.	2,993	41,573
Arko Holdings, Ltd. (A)	84,645	59,965
Ashtrom Group, Ltd.	15,559	248,532
Atreyu Capital Markets, Ltd.	3,104	49,776
AudioCodes, Ltd.	2,616	73,327
Avgol Industries 1953, Ltd. (A)	33,538	32,504
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	90,543
Bayside Land Corp.	37,900	291,482
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	46,746
Big Shopping Centers, Ltd. (A)	1,867	192,718
Blue Square Real Estate, Ltd.	1,795	98,227
Brainsway, Ltd. (A)	5,096	16,264
Camtek, Ltd. (A)	8,218	156,868
Carasso Motors, Ltd.	12,009	44,200
Cellcom Israel, Ltd. (A)	31,945	144,936
Ceragon Networks, Ltd. (A)	14,289	38,580
Clal Insurance Enterprises Holdings, Ltd. (A)	10,232	137,386
Compugen, Ltd. (A)	11,506	148,698
Danel Adir Yeoshua, Ltd.	1,822	275,495
Delek Automotive Systems, Ltd.	14,507	95,785
Delek Group, Ltd. (A)	241	8,170
Delta Galil Industries, Ltd.	3,337	72,681
Dor Alon Energy in Israel 1988, Ltd.	2,265	48,978
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
Duniec Brothers, Ltd.	677	$25,387
El Al Israel Airlines (A)	137,546	26,727
Electra Consumer Products 1970, Ltd.	3,782	107,470
Electra Real Estate, Ltd.	8,261	56,989
Electra, Ltd.	660	304,634
Electreon Wireless, Ltd. (A)	1,073	98,542
Energix-Renewable Energies, Ltd.	1	3
Enlight Renewable Energy, Ltd. (A)	195,674	382,708
Equital, Ltd. (A)	8,530	190,976
First International Bank of Israel, Ltd.	1	15
FMS Enterprises Migun, Ltd.	1,394	37,510
Formula Systems 1985, Ltd.	3,729	300,498
Fox Wizel, Ltd.	3,426	294,833
Gilat Satellite Networks, Ltd.	11,617	70,394
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	4,600
Hadera Paper, Ltd. (A)	1,499	64,043
Ham-Let Israel-Canada, Ltd. (A)	2,259	35,753
Harel Insurance Investments & Financial Services, Ltd. (A)	42,237	362,454
Hilan, Ltd.	5,426	248,901
IDI Insurance Company, Ltd.	2,800	79,806
IES Holdings, Ltd. (A)	762	39,968
Inrom Construction Industries, Ltd.	21,145	99,416
Israel Canada T.R., Ltd.	47,404	106,172
Israel Land Development - Urban Renewal, Ltd.	4,391	40,538
Isras Investment Company, Ltd.	541	109,198
Issta Lines, Ltd. (A)	1,677	22,136
Itamar Medical, Ltd. (A)(B)	61,568	42,433
Kamada, Ltd. (A)	11,932	80,614
Kerur Holdings, Ltd.	2,256	63,594
Klil Industries, Ltd.	300	22,427
Levinstein Properties, Ltd.	1,350	29,528
Magic Software Enterprises, Ltd.	10,744	180,821
Malam - Team, Ltd.	326	67,870
Matrix IT, Ltd.	13,450	295,166
Maytronics, Ltd.	16,549	241,536
Mediterranean Towers, Ltd. (A)	29,603	77,973
Mega Or Holdings, Ltd.	6,183	180,238
Mehadrin, Ltd. (A)	167	6,890
Meitav Dash Investments, Ltd.	9,168	39,109
Menora Mivtachim Holdings, Ltd. (A)	11,021	188,214
Migdal Insurance & Financial Holdings, Ltd. (A)	140,977	125,424
Minrav Holdings, Ltd. (A)	126	17,928
Mivne Real Estate KD, Ltd.	66,219	164,683
Mivtach Shamir Holdings, Ltd. (A)	1,455	38,027
Mizrahi Tefahot Bank, Ltd.	1	15
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	64,950
Nawi Brothers, Ltd. (A)	6,442	32,872
Neto ME Holdings, Ltd.	616	28,491
Nova Measuring Instruments, Ltd. (A)	8,996	585,142
Novolog, Ltd.	61,707	58,755
NR Spuntech Industries, Ltd.	7,555	23,188
Oil Refineries, Ltd. (A)	526,893	114,079
One Software Technologies, Ltd.	1,189	153,831
Partner Communications Company, Ltd. (A)	55,594	279,673
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Paz Oil Company, Ltd.	3,404	$338,427
Perion Network, Ltd. (A)	7,639	58,056
Plasson Industries, Ltd.	1,357	63,224
Pluristem Therapeutics, Inc. (A)	1,728	17,039
Plus500, Ltd.	30,141	618,607
Priortech, Ltd.	2,125	34,273
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	179,446
Scope Metals Group, Ltd. (A)	2,885	62,053
Shikun & Binui, Ltd. (A)	20,009	102,336
Summit Real Estate Holdings, Ltd.	15,438	182,455
Suny Cellular Communication, Ltd. (A)	18,682	6,619
Tadiran Holdings, Ltd.	1,091	70,185
Telsys	1,590	58,406
The Phoenix Holdings, Ltd. (A)	47,349	318,138
Tower Semiconductor, Ltd. (A)	1	16
Victory Supermarket Chain, Ltd.	2,484	54,667
YH Dimri Construction & Development, Ltd.	2,839	108,079
Italy 3.7%		30,166,557
A2A SpA	651,803	997,191
ACEA SpA	21,225	449,945
Aeffe SpA (A)	24,188	33,079
Amplifon SpA (A)	23,214	931,907
Anima Holding SpA (D)	120,398	530,203
Aquafil SpA (A)	2,427	11,893
Arnoldo Mondadori Editore SpA (A)	41,391	73,760
Ascopiave SpA	25,679	108,526
Autogrill SpA (A)(B)	46,822	292,014
Autostrade Meridionali SpA (A)	562	12,637
Avio SpA (A)	8,212	110,564
Azimut Holding SpA	34,689	733,680
B&C Speakers SpA (A)	959	11,072
Banca Carige SpA (A)(C)	14,180	23
Banca Farmafactoring SpA (D)	46,719	256,930
Banca Generali SpA	18,679	622,782
Banca IFIS SpA	11,788	129,124
Banca Mediolanum SpA (A)	35,508	324,581
Banca Monte dei Paschi di Siena SpA (A)	1,513	2,116
Banca Popolare di Sondrio SCPA (A)	194,501	525,943
Banca Profilo SpA	121,842	31,035
Banca Sistema SpA (A)(B)(D)	23,962	49,682
Banco BPM SpA (A)	532,763	1,183,192
Banco di Desio e della Brianza SpA	13,389	39,001
Be Shaping The Future SpA	26,372	42,597
Biesse SpA (A)	2,900	58,421
BPER Banca (A)(B)	303,316	533,412
Brunello Cucinelli SpA (A)(B)	12,373	485,747
Buzzi Unicem SpA	30,969	757,825
Buzzi Unicem SpA, Savings Shares	13,458	220,295
Cairo Communication SpA (A)	32,522	46,297
Carel Industries SpA (D)	6,235	129,443
Cementir Holding NV	23,005	189,336
Cerved Group SpA (A)	75,982	607,714
CIR SpA-Compagnie Industriali (A)	340,106	192,989
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Italy (continued)
Credito Emiliano SpA (A)	41,089	$228,608
Credito Valtellinese SpA (A)	23,131	310,065
Danieli & C Officine Meccaniche SpA (B)	6,990	116,905
Danieli & C Officine Meccaniche SpA, Savings Shares	9,256	100,141
Datalogic SpA	1,079	17,218
De' Longhi SpA (A)	23,409	817,260
DeA Capital SpA (A)	51,454	69,024
Elica SpA (A)	10,005	34,519
Emak SpA (A)	28,372	32,761
Enav SpA (D)	57,460	252,945
ERG SpA	23,283	562,751
Esprinet SpA (A)	17,722	177,827
Eurotech SpA (A)(B)	15,408	80,785
Falck Renewables SpA	12,310	80,479
Fiera Milano SpA	7,710	26,917
Fila SpA (A)	2,736	27,323
Fincantieri SpA (A)(B)	239,241	187,364
FNM SpA (A)(B)	72,366	52,129
Freni Brembo SpA (A)	54,301	703,041
Gefran SpA (A)	1,600	9,983
Geox SpA (A)(B)	22,422	21,212
Gruppo MutuiOnline SpA	10,709	378,935
Guala Closures SpA (A)(B)	13,049	107,410
Hera SpA	323,845	1,180,496
Illimity Bank SpA (A)	8,418	88,658
IMA Industria Macchine Automatiche SpA (A)	3,284	266,219
IMMSI SpA (A)	101,365	52,310
Intek Group SpA (A)	66,972	26,713
Interpump Group SpA	25,313	1,104,019
Iren SpA	248,032	665,421
Italgas SpA	187,619	1,206,666
Italmobiliare SpA	6,529	220,767
Juventus Football Club SpA (A)(B)	130,865	126,558
La Doria SpA	3,655	55,712
Leonardo SpA (B)	136,211	988,782
LU-VE SpA	2,562	43,672
Maire Tecnimont SpA (A)(B)	65,851	124,668
MARR SpA (A)	782	14,711
Mediaset SpA (A)(B)	170,993	405,504
Mediobanca Banca di Credito Finanziario SpA (A)	78,315	702,574
Openjobmetis SpA Agenzia per il Lavoro	4,189	33,600
OVS SpA (A)(D)	59,149	75,102
Piaggio & C SpA	78,379	248,449
Pirelli & C. SpA (A)(B)(D)	166,095	893,661
Prima Industrie SpA (A)	1,462	24,480
Prysmian SpA	36,721	1,208,735
RAI Way SpA (D)	37,269	243,608
Reno de Medici SpA (B)	86,273	99,063
Reply SpA	7,894	887,699
Retelit SpA (B)	39,468	105,539
Rizzoli Corriere Della Sera Mediagroup SpA (A)(B)	44,608	31,065
Sabaf SpA	2,928	45,986
Safilo Group SpA (A)	16,568	13,984
Saipem SpA	162,309	398,505
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Saras SpA (A)	186,965	$121,028
Servizi Italia SpA	3,687	9,491
Sesa SpA (A)	2,556	256,733
Societa Cattolica di Assicurazioni SC (A)	85,898	514,001
Sogefi SpA (A)	10,059	15,309
SOL SpA	9,408	140,890
Tamburi Investment Partners SpA	51,221	385,726
Technogym SpA (A)(B)(D)	36,463	395,210
Tinexta SpA (A)	8,122	181,510
Tod's SpA (A)	2,411	74,504
TXT e-solutions SpA (A)	3,737	33,489
Unieuro SpA (A)(B)(D)	5,335	80,391
Unipol Gruppo SpA (A)	176,834	852,848
UnipolSai Assicurazioni SpA	50,785	134,615
Webuild SpA (B)	63,047	96,768
Wiit SpA	152	26,568
Zignago Vetro SpA	9,063	143,992
Japan 22.7%		186,908,006
A&D Company, Ltd.	8,600	74,533
Abist Company, Ltd.	1,300	37,231
Access Company, Ltd. (B)	6,400	50,371
Achilles Corp.	5,800	79,155
AD Works Group Company, Ltd.	10,540	15,606
Adastria Company, Ltd.	10,040	162,900
ADEKA Corp.	33,291	526,414
Ad-sol Nissin Corp. (B)	2,800	79,197
Advan Company, Ltd.	9,100	113,255
Advance Create Company, Ltd.	1,600	29,307
Advanex, Inc.	1,000	12,330
Advantage Risk Management Company, Ltd.	1,800	11,884
Adventure, Inc.	600	25,460
Adways, Inc.	4,800	24,291
Aeon Delight Company, Ltd.	5,800	146,273
Aeon Fantasy Company, Ltd.	3,300	69,354
AEON Financial Service Company, Ltd.	5,700	62,075
Aeon Hokkaido Corp.	7,700	70,419
Aeria, Inc. (A)	4,300	19,366
AFC-HD AMS Life Science Company, Ltd.	1,800	11,987
Agro-Kanesho Company, Ltd.	900	14,949
Ahresty Corp. (A)	9,400	28,788
Ai Holdings Corp.	12,200	226,818
Aichi Corp.	15,500	137,531
Aichi Steel Corp.	5,100	124,118
Aichi Tokei Denki Company, Ltd.	1,100	46,334
Aida Engineering, Ltd.	21,000	177,102
Aiful Corp. (A)	131,500	336,591
Ainavo Holdings Company, Ltd.	2,400	21,803
Aiphone Company, Ltd.	4,600	67,687
Airport Facilities Company, Ltd.	11,800	52,483
Aisan Industry Company, Ltd.	17,500	74,570
Aizawa Securities Company, Ltd.	15,000	103,947
Ajis Company, Ltd.	1,600	48,178
Akatsuki Corp.	6,800	18,597
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
Akatsuki, Inc.	2,200	$94,263
Akebono Brake Industry Company, Ltd. (A)	25,300	33,297
Albis Company, Ltd.	2,200	53,854
Alconix Corp.	8,400	110,758
Alinco, Inc.	5,400	46,839
Alpen Company, Ltd.	6,400	134,318
Alpha Corp.	2,500	23,235
AlphaPolis Company, Ltd. (A)	1,100	36,299
Alps Logistics Company, Ltd.	6,000	43,815
Altech Corp.	5,730	114,382
Amano Corp.	15,200	356,509
Amiyaki Tei Company, Ltd. (B)	2,000	54,567
Amuse, Inc.	2,300	56,647
Anabuki Kosan, Inc.	1,000	16,052
Anest Iwata Corp.	13,300	125,394
AOI Electronics Company, Ltd.	1,600	32,491
AOI TYO Holdings, Inc.	10,110	40,348
AOKI Holdings, Inc.	19,400	75,885
Aoyama Trading Company, Ltd. (A)	15,100	64,464
Aoyama Zaisan Networks Company, Ltd.	2,200	33,492
Aozora Bank, Ltd.	9,200	165,719
Apaman Company, Ltd.	3,100	16,864
Arakawa Chemical Industries, Ltd.	8,200	87,974
Arata Corp.	5,700	270,494
Araya Industrial Company, Ltd.	1,200	13,202
Arcland Sakamoto Company, Ltd.	11,400	195,188
Arcland Service Holdings Company, Ltd.	5,300	104,302
Arcs Company, Ltd.	16,684	348,433
Ardepro Company, Ltd.	60,800	28,363
Arealink Company, Ltd.	5,200	47,042
Argo Graphics, Inc.	5,500	167,421
Arisawa Manufacturing Company, Ltd.	13,800	120,923
ARTERIA Networks Corp.	900	13,712
Artnature, Inc.	6,300	40,249
ArtSpark Holdings, Inc.	500	10,147
Asahi Broadcasting Group Holdings Corp.	4,000	26,506
Asahi Company, Ltd.	5,200	77,650
Asahi Diamond Industrial Company, Ltd.	23,100	93,743
Asahi Holdings, Inc.	13,100	389,261
Asahi Kogyosha Company, Ltd.	1,700	52,601
Asahi Net, Inc.	6,800	57,245
Asahi Printing Company, Ltd.	3,100	28,828
ASAHI YUKIZAI Corp.	6,100	84,860
Asante, Inc.	2,700	36,322
Asanuma Corp. (B)	3,100	117,639
Asax Company, Ltd.	4,100	27,688
Ashimori Industry Company, Ltd.	1,599	15,037
Asia Pile Holdings Corp.	11,600	50,437
ASKA Pharmaceutical Company, Ltd.	8,200	134,321
ASKUL Corp.	3,000	120,189
Asti Corp.	700	11,752
Asukanet Company, Ltd.	2,200	26,349
Ateam, Inc.	5,100	47,610
Atom Corp.	26,000	202,560
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Atsugi Company, Ltd.	6,700	$33,634
Aucnet, Inc.	1,000	13,115
Autobacs Seven Company, Ltd.	24,900	309,246
Avant Corp.	7,100	75,111
Avantia Company, Ltd.	5,700	43,769
Avex, Inc.	15,000	135,006
Axell Corp.	1,700	13,161
Axial Retailing, Inc.	5,800	263,678
Axyz Company, Ltd.	500	15,470
Azia Company, Ltd.	1,000	19,817
Bando Chemical Industries, Ltd.	15,400	84,632
Bank of the Ryukyus, Ltd.	15,300	127,761
Baroque Japan, Ltd.	2,500	16,086
BayCurrent Consulting, Inc.	2,300	382,778
Beaglee, Inc. (A)	1,800	33,849
Beauty Garage, Inc.	100	2,917
Beenos, Inc.	2,400	57,935
Belc Company, Ltd.	3,400	198,551
Bell System24 Holdings, Inc.	10,500	161,054
Belluna Company, Ltd.	21,500	196,839
BeNEXT Group, Inc.	7,300	79,423
Bic Camera, Inc.	14,000	149,733
Biofermin Pharmaceutical Company, Ltd.	2,100	48,258
B-Lot Company, Ltd.	3,000	23,870
BML, Inc.	9,400	295,453
Bookoff Group Holdings, Ltd.	2,900	23,239
Bourbon Corp.	1,500	27,194
BP Castrol KK	2,600	31,535
Br. Holdings Corp.	9,900	67,415
BrainPad, Inc. (A)	1,300	53,194
Broadleaf Company, Ltd.	34,700	215,146
Bull-Dog Sauce Company, Ltd.	2,800	33,117
Bunka Shutter Company, Ltd.	24,200	210,881
Business Brain Showa-Ota, Inc.	1,600	26,486
C Uyemura & Company, Ltd.	2,200	152,768
CAC Holdings Corp.	5,500	77,197
Can Do Company, Ltd.	3,800	67,015
Canare Electric Company, Ltd.	1,500	25,296
Canon Electronics, Inc.	9,800	136,118
Career Design Center Company, Ltd.	2,500	23,553
Carenet, Inc.	700	36,113
Carlit Holdings Company, Ltd.	7,200	41,318
Casa, Inc.	1,000	12,273
Cawachi, Ltd.	5,500	157,593
Central Automotive Products, Ltd.	3,600	76,385
Central Glass Company, Ltd.	12,286	260,711
Central Security Patrols Company, Ltd.	3,200	106,364
Central Sports Company, Ltd.	2,400	49,306
Ceres, Inc.	2,700	72,536
Charm Care Corp. KK	5,400	69,698
Chikaranomoto Holdings Company, Ltd. (A)	1,000	5,625
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	110,083
Chino Corp.	2,500	34,102
Chiyoda Company, Ltd.	8,800	75,054
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Chiyoda Integre Company, Ltd.	5,200	$75,734
Chodai Company, Ltd.	2,800	34,931
Chofu Seisakusho Company, Ltd.	8,500	165,604
Chori Company, Ltd.	5,300	78,004
Chubu Shiryo Company, Ltd.	9,900	132,177
Chudenko Corp.	13,000	264,836
Chuetsu Pulp & Paper Company, Ltd. (B)	4,200	54,146
Chugai Ro Company, Ltd.	2,400	37,028
Chugoku Marine Paints, Ltd.	18,300	173,948
Chuo Gyorui Company, Ltd.	300	7,888
Chuo Spring Company, Ltd.	1,600	45,300
Chuo Warehouse Company, Ltd.	2,600	29,823
CI Takiron Corp.	16,400	111,039
Citizen Watch Company, Ltd. (A)	116,600	305,461
CK-San-Etsu Company, Ltd.	800	29,422
Cleanup Corp.	9,700	42,825
CMC Corp.	800	17,883
CMIC Holdings Company, Ltd.	5,600	73,477
CMK Corp.	24,600	94,197
cocokara fine, Inc.	7,530	547,376
Colowide Company, Ltd. (B)	20,900	307,361
Comany, Inc.	1,000	9,943
Computer Engineering & Consulting, Ltd.	11,000	159,727
Computer Institute of Japan, Ltd.	5,100	47,470
Comture Corp.	8,100	249,878
CONEXIO Corp.	6,300	74,224
Core Corp.	2,100	28,032
Corona Corp.	7,000	60,374
Cosel Company, Ltd.	11,500	121,735
Cosmo Energy Holdings Company, Ltd.	23,800	400,256
Cosmos Initia Company, Ltd.	6,900	28,291
Cota Company, Ltd.	5,541	72,119
Create Medic Company, Ltd.	2,400	22,071
Create Restaurants Holdings, Inc. (B)	26,900	140,848
Create SD Holdings Company, Ltd.	1,200	42,672
Credit Saison Company, Ltd.	8,300	94,886
Creek & River Company, Ltd.	4,600	45,501
Cresco, Ltd.	5,800	71,023
CTI Engineering Company, Ltd.	5,100	103,007
CTS Company, Ltd.	9,900	88,761
Cube System, Inc.	2,300	31,728
Curves Holdings Company, Ltd.	15,800	108,443
Cyber Com Company, Ltd.	900	15,199
Cybernet Systems Company, Ltd.	6,300	58,182
Cyberstep, Inc.	1,100	8,373
Cybozu, Inc. (B)	6,600	181,180
Dai Nippon Toryo Company, Ltd.	8,600	76,054
Daibiru Corp.	19,000	243,983
Dai-Dan Company, Ltd.	5,100	135,503
Daido Kogyo Company, Ltd.	3,900	25,177
Daido Metal Company, Ltd.	20,800	93,006
Daido Steel Company, Ltd.	11,200	463,131
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	44,513
Daihen Corp.	7,400	320,524
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Daiho Corp.	6,700	$222,408
Dai-Ichi Cutter Kogyo KK	600	12,731
Daiichi Jitsugyo Company, Ltd. (B)	3,900	150,400
Daiichi Kensetsu Corp.	800	13,861
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	46,580
Daiichikosho Company, Ltd.	5,100	163,681
Daiken Corp.	4,800	90,753
Daiken Medical Company, Ltd.	2,900	14,193
Daiki Aluminium Industry Company, Ltd.	12,400	80,315
Daiki Axis Company, Ltd.	1,500	15,016
Daiko Denshi Tsushin, Ltd.	2,000	10,676
Daikoku Denki Company, Ltd.	3,600	30,327
Daikokutenbussan Company, Ltd.	1,700	93,535
Daikyonishikawa Corp.	16,500	108,202
Dainichi Company, Ltd.	5,000	45,956
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,500	125,654
Daiohs Corp.	1,700	15,320
Daiseki Company, Ltd.	14,400	408,556
Daishi Hokuetsu Financial Group, Inc.	14,600	328,999
Daishinku Corp.	2,600	53,411
Daisue Construction Company, Ltd.	2,300	19,573
Daito Pharmaceutical Company, Ltd.	4,450	154,039
Daitron Company, Ltd.	4,500	63,489
Daiwa Industries, Ltd.	14,400	141,207
Daiwabo Holdings Company, Ltd.	6,400	399,433
DCM Holdings Company, Ltd.	46,820	531,384
Dear Life Company, Ltd. (B)	6,600	26,374
Delica Foods Holdings Company, Ltd.	1,800	10,517
DeNA Company, Ltd.	6,200	108,617
Densan System Company, Ltd.	2,200	69,732
Denyo Company, Ltd.	6,900	137,642
Dexerials Corp.	22,000	268,346
Digital Arts, Inc.	4,000	342,695
Digital Garage, Inc.	5,400	217,362
Digital Hearts Holdings Company, Ltd.	3,200	36,249
Digital Information Technologies Corp.	1,800	26,033
Dip Corp.	8,400	195,116
DKK Company, Ltd.	4,400	121,976
DKK-Toa Corp.	1,100	8,931
DKS Company, Ltd.	3,300	142,189
DMG Mori Company, Ltd.	40,100	589,671
Doshisha Company, Ltd.	10,100	193,873
Double Standard, Inc.	400	16,929
Doutor Nichires Holdings Company, Ltd.	13,393	184,408
Dowa Holdings Company, Ltd.	10,500	345,153
Dream Incubator, Inc. (A)	3,000	41,725
Drecom Company, Ltd. (A)	4,400	38,706
DTS Corp.	15,300	321,715
Duskin Company, Ltd.	15,600	413,843
Dvx, Inc.	1,200	11,786
DyDo Group Holdings, Inc.	3,900	208,332
Dynic Corp.	2,300	19,115
Eagle Industry Company, Ltd.	12,400	106,799
Earth Corp.	4,100	241,800
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
EAT&HOLDINGS Company, Ltd.	1,800	$31,369
Ebara Foods Industry, Inc.	1,600	36,496
Ebara Jitsugyo Company, Ltd.	2,200	77,507
Ebase Company, Ltd.	6,600	66,868
EBook Initiative Japan Company, Ltd. (A)	800	22,386
Eco's Company, Ltd.	2,900	64,126
EDION Corp.	33,100	309,383
EF-ON, Inc.	6,680	75,137
eGuarantee, Inc.	8,700	171,498
E-Guardian, Inc.	2,900	87,576
Eidai Company, Ltd.	12,000	33,266
Eiken Chemical Company, Ltd.	10,700	198,607
Eizo Corp.	6,800	235,242
Elan Corp.	4,100	124,923
Elecom Company, Ltd.	4,100	187,771
Elematec Corp.	6,800	62,346
EM Systems Company, Ltd.	700	5,528
Endo Lighting Corp.	3,000	16,204
Enigmo, Inc.	6,700	84,346
en-japan, Inc.	8,300	257,277
Enomoto Company, Ltd.	900	10,936
Enplas Corp.	3,900	105,409
Enshu, Ltd.	1,800	15,715
Entrust, Inc.	3,300	28,345
EPCO Company, Ltd.	700	6,781
EPS Holdings, Inc.	13,200	121,175
eRex Company, Ltd.	8,000	149,823
ES-Con Japan, Ltd.	12,100	106,352
Escrow Agent Japan, Inc.	4,000	12,655
Eslead Corp.	3,700	46,550
ESPEC Corp.	8,000	148,356
Exedy Corp.	13,400	158,085
Extreme Company, Ltd.	700	8,045
F&M Company, Ltd.	1,500	22,178
Faith, Inc.	3,110	23,786
FALCO HOLDINGS Company, Ltd.	3,200	48,380
FAN Communications, Inc.	19,900	79,423
FCC Company, Ltd.	14,800	281,137
FDK Corp. (A)	5,300	73,794
Feed One Company, Ltd.	8,108	68,820
Felissimo Corp.	1,900	24,723
Fenwal Controls of Japan, Ltd.	700	9,888
Ferrotec Holdings Corp.	15,600	185,334
FFRI Security, Inc. (A)	600	14,349
FIDEA Holdings Company, Ltd.	65,406	68,161
Financial Products Group Company, Ltd.	24,400	115,715
FINDEX, Inc.	3,900	50,573
First Brothers Company, Ltd.	900	8,140
First Juken Company, Ltd.	3,400	34,723
First-corp, Inc.	2,000	13,281
Fixstars Corp.	4,000	39,807
FJ Next Company, Ltd.	7,600	71,373
Focus Systems Corp.	2,900	25,025
Forval Corp.	1,600	13,446
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Foster Electric Company, Ltd.	10,100	$108,133
France Bed Holdings Company, Ltd.	8,800	71,632
Freebit Company, Ltd.	3,500	30,830
Freund Corp.	3,000	19,841
F-Tech, Inc.	5,900	32,164
FTGroup Company, Ltd.	3,000	41,131
Fudo Tetra Corp.	7,520	120,610
Fuji Company, Ltd.	8,200	150,656
Fuji Corp. (Aichi)	20,700	500,128
Fuji Corp. (Miyagi)	1,900	42,347
Fuji Corp., Ltd.	13,700	80,682
Fuji Die Company, Ltd.	1,000	6,360
Fuji Kyuko Company, Ltd.	2,900	133,654
Fuji Oil Company, Ltd. (A)	24,900	43,654
Fuji Pharma Company, Ltd.	6,400	76,505
Fuji Seal International, Inc.	15,200	280,331
Fuji Soft, Inc.	6,600	319,268
Fujibo Holdings, Inc.	3,700	127,631
Fujicco Company, Ltd.	7,900	147,939
Fujikura Composites, Inc.	6,700	24,709
Fujikura Kasei Company, Ltd.	12,600	61,163
Fujikura, Ltd. (A)	100,500	391,255
Fujimori Kogyo Company, Ltd.	5,300	239,305
Fujio Food Group, Inc.	1,100	14,943
Fujisash Company, Ltd.	45,100	34,572
Fujishoji Company, Ltd.	2,400	17,089
Fujitec Company, Ltd.	11,500	233,992
Fujiya Company, Ltd. (B)	3,900	88,145
FuKoKu Company, Ltd.	3,000	19,846
Fukuda Corp.	3,000	151,950
Fukuda Denshi Company, Ltd.	1,100	78,812
Fukui Computer Holdings, Inc.	3,300	105,397
Fukushima Galilei Company, Ltd.	4,800	201,930
Fukuyama Transporting Company, Ltd.	4,100	181,324
FULLCAST Holdings Company, Ltd.	7,000	113,198
Funai Electric Company, Ltd. (A)	9,500	38,150
Funai Soken Holdings, Inc.	12,830	309,433
Furukawa Company, Ltd.	13,800	149,644
Furukawa Electric Company, Ltd.	24,400	616,626
Furuno Electric Company, Ltd.	10,700	121,434
Furusato Industries, Ltd.	4,000	47,805
Furuya Metal Company, Ltd.	700	39,823
Furyu Corp.	4,800	54,093
Fuso Chemical Company, Ltd.	7,000	230,031
Fuso Pharmaceutical Industries, Ltd.	2,500	67,741
Futaba Corp.	17,357	143,844
Futaba Industrial Company, Ltd.	23,200	112,450
Future Corp.	7,200	122,667
Fuyo General Lease Company, Ltd.	7,100	432,701
G-7 Holdings, Inc.	4,200	97,686
GA Technologies Company, Ltd. (A)	1,200	41,159
Gakken Holdings Company, Ltd.	8,000	125,343
Gakkyusha Company, Ltd.	2,400	27,883
Gakujo Company, Ltd.	1,300	13,498
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
GCA Corp.	7,500	$51,052
Gecoss Corp.	6,500	59,590
Genki Sushi Company, Ltd. (A)	2,100	46,717
Genky DrugStores Company, Ltd.	3,000	119,052
Geo Holdings Corp.	13,300	161,747
Giken, Ltd.	5,500	214,964
GL Sciences, Inc.	2,800	73,568
GLOBERIDE, Inc.	3,600	138,728
Glory, Ltd.	13,800	276,730
Glosel Company, Ltd.	4,400	17,718
GMO Financial Holdings, Inc.	18,300	118,006
GMO GlobalSign Holdings KK	1,300	128,749
Godo Steel, Ltd.	4,700	83,315
Goldcrest Company, Ltd.	8,570	115,122
Golf Digest Online, Inc.	2,700	23,906
Good Com Asset Company, Ltd.	1,600	24,701
Grace Technology, Inc.	2,200	175,162
Grandy House Corp.	5,700	20,778
Gree, Inc.	46,200	258,064
GS Yuasa Corp.	25,100	604,679
GSI Creos Corp.	1,100	18,918
G-Tekt Corp.	10,700	142,125
Gun-Ei Chemical Industry Company, Ltd.	1,900	46,060
GungHo Online Entertainment, Inc.	4,000	101,433
Gunze, Ltd.	6,300	216,497
H.U. Group Holdings, Inc.	19,700	533,507
H2O Retailing Corp.	38,900	238,751
HABA Laboratories, Inc.	700	26,726
Hagihara Industries, Inc.	5,300	77,785
Hagiwara Electric Holdings Company, Ltd.	3,600	83,163
Hakudo Company, Ltd.	3,200	43,756
Hakuto Company, Ltd.	6,200	62,604
Hakuyosha Company, Ltd.	800	18,673
Halows Company, Ltd.	2,600	86,052
Hamakyorex Company, Ltd.	6,300	175,892
Hamee Corp.	1,000	16,840
Handsman Company, Ltd.	1,300	22,120
Hanwa Company, Ltd.	14,500	345,664
Happinet Corp.	6,900	94,130
Hard Off Corp. Company, Ltd.	3,900	25,135
Harima Chemicals Group, Inc.	6,000	58,524
Haruyama Holdings, Inc.	2,700	17,802
Hayashikane Sangyo Company, Ltd.	1,900	10,984
Hazama Ando Corp.	68,500	449,974
Heiwa Corp.	17,300	235,077
Heiwa Real Estate Company, Ltd.	12,800	418,782
Heiwado Company, Ltd.	12,600	255,739
Helios Techno Holding Company, Ltd.	6,400	18,553
Hibino Corp.	700	7,885
Hibiya Engineering, Ltd.	7,600	133,405
Hiday Hidaka Corp.	3,527	56,904
HI-LEX Corp.	8,000	91,585
Himaraya Company, Ltd.	1,700	14,694
Hinokiya Group Company, Ltd.	100	2,084
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hioki EE Corp.	3,700	$138,636
Hirakawa Hewtech Corp.	3,600	36,458
Hiramatsu, Inc. (A)	16,400	28,717
Hirano Tecseed Company, Ltd.	2,700	47,671
Hirogin Holdings, Inc.	84,200	466,693
Hirose Tusyo, Inc.	600	10,820
Hiroshima Gas Company, Ltd.	16,200	57,516
HIS Company, Ltd. (A)	12,200	187,025
Hisaka Works, Ltd.	10,600	84,966
Hitachi Zosen Corp.	68,580	263,418
Hito Communications Holdings, Inc.	1,300	18,663
Hochiki Corp.	5,500	65,401
Hodogaya Chemical Company, Ltd.	2,300	101,191
Hogy Medical Company, Ltd.	7,800	235,790
Hokkaido Coca-Cola Bottling Company, Ltd.	500	19,636
Hokkaido Electric Power Company, Inc.	68,100	254,671
Hokkaido Gas Company, Ltd.	5,600	81,639
Hokkan Holdings, Ltd.	5,000	65,959
Hokko Chemical Industry Company, Ltd.	8,600	92,488
Hokuetsu Corp.	53,000	177,952
Hokuetsu Industries Company, Ltd.	9,000	89,820
Hokuhoku Financial Group, Inc.	50,800	501,613
Hokuriku Electric Industry Company, Ltd.	3,100	27,135
Hokuriku Electric Power Company	67,600	473,976
Hokuriku Electrical Construction Company, Ltd.	5,600	63,932
Hokuto Corp.	7,900	155,810
Honda Tsushin Kogyo Company, Ltd.	8,400	37,986
H-One Company, Ltd.	7,700	51,633
Honeys Holdings Company, Ltd. (B)	8,860	80,818
Honma Golf, Ltd. (D)	30,500	17,297
Hoosiers Holdings	11,500	73,990
Hosiden Corp.	24,800	207,666
Hosokawa Micron Corp.	2,900	175,484
Hotland Company, Ltd.	1,800	21,498
House Do Company, Ltd.	1,400	15,838
Howa Machinery, Ltd.	5,300	40,922
I K K, Inc. (A)	3,000	17,720
IBJ, Inc.	7,700	56,049
Ichibanya Company, Ltd.	4,700	229,673
Ichigo, Inc.	82,000	257,764
Ichiken Company, Ltd.	2,300	38,706
Ichikoh Industries, Ltd.	14,100	71,180
Ichimasa Kamaboko Company, Ltd.	1,100	12,121
Ichinen Holdings Company, Ltd.	8,900	111,796
Ichiyoshi Securities Company, Ltd.	18,600	83,817
Icom, Inc.	4,200	106,668
ID Holdings Corp.	3,300	38,579
IDEA Consultants, Inc.	700	11,645
Idec Corp.	12,500	220,281
IDOM, Inc.	23,600	128,318
Ihara Science Corp.	2,200	33,997
IHI Corp.	11,200	165,266
Iino Kaiun Kaisha, Ltd.	38,800	143,801
IJTT Company, Ltd.	7,760	36,024
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Ikegami Tsushinki Company, Ltd.	1,900	$17,290
IMAGICA GROUP, Inc.	5,400	20,862
Imasen Electric Industrial	7,000	58,336
Imuraya Group Company, Ltd.	2,700	66,364
Inaba Denki Sangyo Company, Ltd.	18,300	418,851
Inaba Seisakusho Company, Ltd.	4,900	63,862
Inabata & Company, Ltd.	17,100	225,131
Ines Corp.	7,100	96,199
I-Net Corp.	5,400	76,930
Infocom Corp.	6,900	241,695
Infomart Corp.	11,500	117,367
Information Services International-Dentsu, Ltd.	3,500	233,001
Innotech Corp.	6,900	59,816
Insource Company, Ltd. (B)	2,000	70,439
Intage Holdings, Inc.	12,800	126,936
Intelligent Wave, Inc.	2,900	19,662
Inter Action Corp. (B)	3,100	55,612
Internet Initiative Japan, Inc.	6,900	328,265
Inui Global Logistics Company, Ltd.	5,990	53,764
I-O Data Device, Inc.	3,600	33,382
I-PEX, Inc. (B)	5,000	93,879
IR Japan Holdings, Ltd.	1,100	176,001
Iriso Electronics Company, Ltd.	7,400	300,213
I'rom Group Company, Ltd. (B)	2,800	48,308
ISB Corp.	1,300	37,176
Ise Chemicals Corp.	600	17,151
Iseki & Company, Ltd.	9,000	117,926
Isetan Mitsukoshi Holdings, Ltd.	3,900	20,932
Ishihara Chemical Company, Ltd.	1,800	36,126
Ishihara Sangyo Kaisha, Ltd.	18,200	100,239
Ishii Iron Works Company, Ltd.	900	24,016
Ishizuka Glass Company, Ltd.	1,000	18,358
Itfor, Inc.	11,200	98,362
ITmedia, Inc.	1,600	39,216
Itochu Enex Company, Ltd.	22,300	214,015
Itochu-Shokuhin Company, Ltd.	2,400	129,307
Itoham Yonekyu Holdings, Inc.	31,300	195,859
Itoki Corp.	16,100	52,087
Itokuro, Inc. (A)	3,000	44,029
IwaiCosmo Holdings, Inc.	7,900	100,720
Iwaki & Company, Ltd.	12,400	62,450
Iwaki Company, Ltd.	2,600	19,911
Iwasaki Electric Company, Ltd.	3,000	39,765
Iwatani Corp.	11,000	599,381
Iwatsu Electric Company, Ltd. (A)	3,700	30,034
Iwatsuka Confectionery Company, Ltd.	1,500	56,262
J Front Retailing Company, Ltd.	27,400	218,796
J Trust Company, Ltd.	30,000	57,481
JAC Recruitment Company, Ltd.	6,000	106,323
Jaccs Company, Ltd.	9,100	158,060
JAFCO Group Company, Ltd.	12,000	513,521
Jalux, Inc.	2,600	33,316
Jamco Corp.	4,500	26,631
Janome Sewing Machine Company, Ltd.	8,500	69,442
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Animal Referral Medical Center Company, Ltd. (A)	600	$13,570
Japan Asia Group, Ltd.	9,200	73,419
Japan Asia Investment Company, Ltd. (A)	5,400	11,631
Japan Asset Marketing Company, Ltd. (A)	54,000	57,701
Japan Aviation Electronics Industry, Ltd.	20,200	269,890
Japan Best Rescue System Company, Ltd.	6,400	58,763
Japan Cash Machine Company, Ltd.	11,400	58,904
Japan Display, Inc. (A)	192,500	92,069
Japan Electronic Materials Corp.	2,600	38,951
Japan Elevator Service Holdings Company, Ltd.	3,400	158,823
Japan Foundation Engineering Company, Ltd.	11,400	53,616
Japan Investment Adviser Company, Ltd.	4,600	62,343
Japan Lifeline Company, Ltd.	20,200	277,863
Japan Material Company, Ltd.	20,600	285,969
Japan Medical Dynamic Marketing, Inc.	4,900	109,585
Japan Oil Transportation Company, Ltd.	1,100	27,105
Japan Petroleum Exploration Company, Ltd.	14,200	237,871
Japan Property Management Center Company, Ltd. (B)	4,300	53,330
Japan Pulp & Paper Company, Ltd.	4,900	161,620
Japan Securities Finance Company, Ltd.	40,900	194,974
Japan Transcity Corp.	14,700	79,420
Jastec Company, Ltd.	3,500	45,666
JBCC Holdings, Inc.	5,800	82,130
JCU Corp.	8,200	288,652
Jeol, Ltd.	12,800	499,988
JFE Systems, Inc.	400	12,832
JFLA Holdings, Inc.	2,400	7,646
JIG-SAW, Inc. (A)	900	83,982
Jimoto Holdings, Inc.	7,179	61,737
JINS Holdings, Inc.	4,600	312,981
JK Holdings Company, Ltd.	6,100	47,280
JM Holdings Company, Ltd.	3,600	83,939
JMS Company, Ltd.	9,600	86,217
Joban Kosan Company, Ltd.	2,000	27,832
J-Oil Mills, Inc.	4,500	153,356
Joshin Denki Company, Ltd.	7,300	191,463
Joyful Honda Company, Ltd.	4,100	57,175
JP-Holdings, Inc.	14,400	38,662
JSB Company, Ltd.	1,200	37,410
JSP Corp.	7,000	100,513
Juki Corp.	11,500	59,623
JVCKenwood Corp.	73,828	99,634
K&O Energy Group, Inc.	6,900	96,209
Kadokawa Corp.	9,557	302,546
Kadoya Sesame Mills, Inc.	400	14,844
Kaga Electronics Company, Ltd.	7,300	150,487
Kaken Pharmaceutical Company, Ltd.	1,300	47,499
Kakiyasu Honten Company, Ltd.	3,400	81,586
Kamakura Shinsho, Ltd. (B)	5,900	60,627
Kameda Seika Company, Ltd.	4,400	207,146
Kamei Corp.	10,300	115,584
Kanaden Corp.	7,400	91,367
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	59,081
Kanamic Network Company, Ltd.	7,800	60,769
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Kanamoto Company, Ltd.	12,200	$253,613
Kandenko Company, Ltd.	33,000	251,359
Kaneka Corp.	16,300	489,427
Kaneko Seeds Company, Ltd.	3,900	57,684
Kanematsu Corp.	30,800	354,675
Kanematsu Electronics, Ltd.	4,100	158,741
Kanemi Company, Ltd.	500	14,294
Kansai Mirai Financial Group, Inc.	40,300	200,529
Kansai Super Market, Ltd. (B)	5,300	63,505
Kanto Denka Kogyo Company, Ltd.	19,000	127,784
Kappa Create Company, Ltd. (A)	100	1,344
Kasai Kogyo Company, Ltd.	14,300	47,598
Katakura & Co-op Agri Corp.	1,100	13,136
Katakura Industries Company, Ltd.	10,500	137,257
Katitas Company, Ltd.	3,900	115,810
Kato Sangyo Company, Ltd.	8,500	281,435
Kato Works Company, Ltd.	3,800	36,799
KAWADA TECHNOLOGIES, Inc.	1,900	76,475
Kawagishi Bridge Works Company, Ltd.	600	13,803
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	64,531
Kawasaki Heavy Industries, Ltd. (A)	4,700	67,857
Kawasaki Kisen Kaisha, Ltd. (A)	20,200	325,489
Kawata Manufacturing Company, Ltd.	1,600	13,999
KeePer Technical Laboratory Company, Ltd.	4,600	92,664
Keihanshin Building Company, Ltd.	13,400	245,305
Keiyo Company, Ltd.	14,000	99,329
KEL Corp.	1,900	15,882
Kenedix, Inc.	71,500	514,846
Kenko Mayonnaise Company, Ltd.	5,300	90,452
KFC Holdings Japan, Ltd.	3,500	96,533
KH Neochem Company, Ltd.	11,000	292,019
Kimoto Company, Ltd.	15,600	27,099
Kimura Chemical Plants Company, Ltd.	5,900	28,365
Kimura Unity Company, Ltd.	600	5,914
King Company, Ltd.	2,300	12,027
Kintetsu Department Store Company, Ltd.	2,900	91,234
Kintetsu World Express, Inc.	13,300	275,608
Kissei Pharmaceutical Company, Ltd.	10,800	215,834
Ki-Star Real Estate Company, Ltd.	2,800	68,141
Kitagawa Corp.	3,400	41,631
Kitano Construction Corp.	1,500	39,069
Kitanotatsujin Corp.	9,900	48,126
Kito Corp.	8,100	122,396
Kitz Corp.	27,700	148,834
KLab, Inc. (A)	7,500	72,909
Koa Corp.	11,900	162,606
Koatsu Gas Kogyo Company, Ltd.	13,600	98,574
Kobe Electric Railway Company, Ltd. (A)	2,300	79,069
Kobe Steel, Ltd. (A)	130,300	627,886
Kobelco Eco-Solutions Company, Ltd.	1,200	22,937
Kohnan Shoji Company, Ltd.	9,300	287,467
Kohsoku Corp.	3,200	48,218
Koike Sanso Kogyo Company, Ltd.	500	10,978
Kojima Company, Ltd.	13,300	95,795
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Kokusai Company, Ltd.	2,400	$16,405
Kokusai Pulp & Paper Company, Ltd.	11,900	29,105
Kokuyo Company, Ltd.	25,173	323,496
KOMAIHALTEC, Inc.	1,200	19,044
Komatsu Matere Company, Ltd.	10,700	97,658
Komatsu Wall Industry Company, Ltd.	2,700	45,044
KOMEDA Holdings Company, Ltd.	14,500	257,120
Komehyo Holdings Company, Ltd.	3,100	21,041
Komeri Company, Ltd.	12,900	350,695
Komori Corp.	20,724	141,300
Konaka Company, Ltd.	10,500	25,833
Kondotec, Inc.	7,100	68,911
Konica Minolta, Inc.	146,800	468,843
Konishi Company, Ltd.	11,200	170,182
Konoike Transport Company, Ltd.	10,300	101,951
Konoshima Chemical Company, Ltd.	1,800	19,213
Kosaido Company, Ltd. (A)	6,200	37,495
Koshidaka Holdings Company, Ltd.	15,800	59,828
Kotobuki Spirits Company, Ltd.	5,400	275,170
Kourakuen Holdings Corp. (A)	4,000	67,908
Kozo Keikaku Engineering, Inc.	800	18,401
Krosaki Harima Corp.	2,100	72,099
KRS Corp. (B)	3,000	47,149
KU Holdings Company, Ltd.	3,500	26,745
Kumagai Gumi Company, Ltd.	14,300	323,345
Kumiai Chemical Industry Company, Ltd.	13,090	128,387
Kunimine Industries Company, Ltd.	2,100	22,060
Kurabo Industries, Ltd.	5,000	88,312
Kureha Corp.	6,700	338,586
Kurimoto, Ltd.	4,400	71,887
Kuriyama Holdings Corp.	6,900	44,103
Kushikatsu Tanaka Holdings Company	1,300	19,850
KVK Corp.	1,500	25,457
KYB Corp. (A)	8,500	205,166
Kyoden Company, Ltd.	10,400	32,930
Kyodo Printing Company, Ltd.	2,200	61,394
Kyoei Steel, Ltd.	8,600	122,725
Kyokuto Boeki Kaisha, Ltd.	2,700	35,564
Kyokuto Kaihatsu Kogyo Company, Ltd.	13,500	178,084
Kyokuto Securities Company, Ltd.	9,900	68,317
Kyokuyo Company, Ltd.	3,800	101,479
KYORIN Holdings, Inc.	16,100	289,097
Kyoritsu Maintenance Company, Ltd.	4,280	148,052
Kyoritsu Printing Company, Ltd.	9,100	10,774
Kyosan Electric Manufacturing Company, Ltd.	18,000	72,683
Kyowa Electronic Instruments Company, Ltd.	11,400	43,813
Kyowa Leather Cloth Company, Ltd.	5,000	28,874
Kyushu Financial Group, Inc.	75,800	368,723
Kyushu Leasing Service Company, Ltd.	5,600	32,563
LAC Company, Ltd.	4,100	43,548
Lacto Japan Company, Ltd.	1,400	39,348
LEC, Inc.	8,500	125,935
LIFULL Company, Ltd.	22,900	85,401
Like Company, Ltd.	3,100	62,009
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Linical Company, Ltd.	4,600	$31,070
Link And Motivation, Inc.	8,500	45,381
Lintec Corp.	17,000	350,202
Litalico, Inc. (A)	2,100	71,360
Lonseal Corp.	500	7,373
Look Holdings, Inc.	3,600	33,593
Luckland Company, Ltd.	600	13,435
M&A Capital Partners Company, Ltd. (A)	4,000	240,543
Macnica Fuji Electronics Holdings, Inc.	18,100	357,992
Macromill, Inc.	11,100	69,128
Maeda Corp.	56,000	438,230
Maeda Kosen Company, Ltd.	7,000	173,412
Maeda Road Construction Company, Ltd.	14,700	235,831
Maezawa Industries, Inc.	5,000	21,928
Maezawa Kasei Industries Company, Ltd.	5,500	51,680
Maezawa Kyuso Industries Company, Ltd.	4,100	90,789
Makino Milling Machine Company, Ltd.	9,815	393,580
Mamiya-Op Company, Ltd.	2,000	12,703
Mandom Corp.	700	10,965
MarkLines Company, Ltd.	3,700	96,175
Mars Group Holdings Corp.	5,300	80,828
Marubun Corp.	7,700	35,808
Marudai Food Company, Ltd.	8,600	136,557
Marufuji Sheet Piling Company, Ltd.	300	5,630
Maruha Nichiro Corp.	16,581	337,562
Maruka Corp. (B)	3,200	60,659
Marumae Company, Ltd.	3,000	30,757
Marusan Securities Company, Ltd.	25,061	113,320
Maruwa Company, Ltd.	3,500	370,358
Maruyama Manufacturing Company, Inc.	900	11,629
Maruzen CHI Holdings Company, Ltd.	4,800	16,544
Maruzen Company, Ltd.	4,100	69,100
Maruzen Showa Unyu Company, Ltd.	5,700	182,558
Marvelous, Inc.	12,700	110,363
Matching Service Japan Company, Ltd.	2,000	15,034
Matsuda Sangyo Company, Ltd.	6,020	99,006
Matsui Construction Company, Ltd. (B)	8,500	59,651
Matsuoka Corp.	700	16,899
Matsuyafoods Holdings Company, Ltd. (B)	3,400	111,725
Max Company, Ltd.	5,400	72,239
Maxell Holdings, Ltd. (A)	20,000	229,830
Maxvalu Tokai Company, Ltd.	2,100	52,385
MCJ Company, Ltd.	24,600	226,637
MEC Company, Ltd.	4,900	106,726
Media Do Company, Ltd.	1,700	121,900
Medical & Biological Laboratories Company, Ltd. (A)	600	25,391
Medical Data Vision Company, Ltd. (A)	4,400	131,241
Medical System Network Company, Ltd.	6,600	39,526
Medius Holdings Company, Ltd.	2,500	21,553
Megachips Corp.	5,900	160,559
Megmilk Snow Brand Company, Ltd.	18,700	400,953
Meidensha Corp.	14,717	255,021
Meiji Electric Industries Company, Ltd.	2,800	37,791
Meiji Shipping Company, Ltd.	6,300	24,613
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Meiko Electronics Company, Ltd.	8,600	$164,485
Meiko Network Japan Company, Ltd.	9,200	46,559
Meisei Industrial Company, Ltd.	16,200	120,300
Meitec Corp.	8,900	409,699
Meito Sangyo Company, Ltd.	4,300	60,467
Meiwa Corp.	10,600	41,302
Melco Holdings, Inc.	2,900	84,992
Members Company, Ltd.	2,700	59,211
Menicon Company, Ltd.	3,700	229,220
Mercuria Investment Company, Ltd.	1,700	10,630
Metaps, Inc. (A)	3,700	28,281
METAWATER Company, Ltd.	8,000	181,211
Mie Kotsu Group Holdings, Inc.	19,600	87,571
Mikuni Corp.	8,400	22,223
Milbon Company, Ltd.	8,520	486,466
Mimaki Engineering Company, Ltd. (A)	5,100	24,902
Mimasu Semiconductor Industry Company, Ltd.	5,800	155,595
Ministop Company, Ltd.	5,200	67,084
Miraial Company, Ltd.	3,700	42,991
Mirait Holdings Corp.	30,020	449,656
Miroku Jyoho Service Company, Ltd.	6,100	118,965
Mitani Corp.	4,200	272,766
Mitani Sangyo Company, Ltd.	8,100	32,800
Mitani Sekisan Company, Ltd.	3,200	127,590
Mito Securities Company, Ltd.	24,200	54,623
Mitsuba Corp. (A)	16,500	81,498
Mitsubishi Kakoki Kaisha, Ltd.	2,600	55,706
Mitsubishi Logisnext Company, Ltd.	10,700	113,086
Mitsubishi Paper Mills, Ltd.	13,838	42,528
Mitsubishi Pencil Company, Ltd.	9,300	128,104
Mitsubishi Research Institute, Inc.	2,100	83,545
Mitsubishi Shokuhin Company, Ltd.	5,900	155,830
Mitsubishi Steel Manufacturing Company, Ltd. (A)	6,800	35,956
Mitsuboshi Belting, Ltd.	10,100	157,480
Mitsui E&S Holdings Company, Ltd. (A)	29,900	97,010
Mitsui High-Tec, Inc.	6,600	181,290
Mitsui Matsushima Holdings Company, Ltd.	6,500	45,885
Mitsui Mining & Smelting Company, Ltd.	22,100	624,016
Mitsui Sugar Company, Ltd.	7,300	124,754
Mitsui-Soko Holdings Company, Ltd.	8,700	187,128
Mitsuuroko Group Holdings Company, Ltd.	12,900	159,597
Mixi, Inc.	14,800	404,413
Miyaji Engineering Group, Inc.	2,600	53,595
Miyoshi Oil & Fat Company, Ltd.	2,600	30,740
Mizuho Leasing Company, Ltd.	10,600	280,531
Mizuho Medy Company, Ltd.	800	10,175
Mizuno Corp.	8,600	148,639
Mobile Factory, Inc. (A)	2,400	22,808
Mochida Pharmaceutical Company, Ltd.	1,000	38,464
Modec, Inc.	8,400	140,714
Molitec Steel Company, Ltd.	6,100	28,839
Monex Group, Inc.	61,400	204,192
Money Partners Group Company, Ltd.	4,700	9,189
MORESCO Corp.	3,000	28,927
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Mori-Gumi Company, Ltd.	3,900	$10,739
Morinaga & Company, Ltd.	1,300	47,433
Morinaga Milk Industry Company, Ltd.	4,500	218,476
Moriroku Holdings Company, Ltd.	2,700	51,473
Morita Holdings Corp.	11,100	189,414
Morito Company, Ltd.	9,500	55,490
Morozoff, Ltd.	1,000	59,244
Mory Industries, Inc.	2,200	51,360
MrMax Holdings, Ltd.	11,300	92,351
MTI, Ltd.	8,800	70,964
Mugen Estate Company, Ltd.	4,300	20,987
Murakami Corp.	2,600	60,853
Musashi Company, Ltd.	900	16,768
Musashi Seimitsu Industry Company, Ltd.	19,400	284,781
Mutoh Holdings Company, Ltd.	600	8,412
N Field Company, Ltd.	3,200	24,040
NAC Company, Ltd.	4,700	41,244
Nachi-Fujikoshi Corp.	5,100	209,494
Nadex Company, Ltd.	1,200	7,590
Nafco Company, Ltd.	5,000	107,558
Nagano Keiki Company, Ltd.	5,500	41,204
Nagase & Company, Ltd.	42,100	577,602
Nagatanien Holdings Company, Ltd.	4,500	96,908
Nagawa Company, Ltd.	2,300	201,512
Naigai Trans Line, Ltd.	2,800	33,954
Nakabayashi Company, Ltd.	8,300	48,125
Nakamoto Packs Company, Ltd.	800	12,110
Nakamuraya Company, Ltd.	1,600	61,900
Nakanishi, Inc.	3,900	79,432
Nakano Corp.	7,900	30,910
Nakayama Steel Works, Ltd.	10,000	35,994
Nakayamafuku Company, Ltd.	4,400	21,162
Nakayo, Inc.	1,000	14,132
Namura Shipbuilding Company, Ltd.	21,772	31,430
Narasaki Sangyo Company, Ltd.	1,600	32,160
Natori Company, Ltd.	4,000	76,209
NEC Capital Solutions, Ltd.	3,800	65,820
Neturen Company, Ltd.	15,300	65,135
New Art Holdings Company, Ltd.	1,800	14,316
New Japan Chemical Company, Ltd.	8,300	13,163
Nextage Company, Ltd. (B)	5,800	76,854
NF Holdings Corp. (B)	2,500	51,038
NFC Holdings, Inc.	600	13,198
NHK Spring Company, Ltd.	54,600	330,624
Nicca Chemical Company, Ltd.	2,500	23,014
Nice Corp. (A)	2,300	34,414
Nichia Steel Works, Ltd.	11,800	34,834
Nichias Corp.	21,800	506,915
Nichiban Company, Ltd.	4,700	72,905
Nichicon Corp.	19,873	207,642
Nichiden Corp.	6,200	139,709
Nichiha Corp.	9,300	289,975
Nichi-iko Pharmaceutical Company, Ltd.	15,600	148,841
Nichimo Company, Ltd.	700	13,232
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nichireki Company, Ltd.	11,100	$173,673
Nichirin Company, Ltd.	4,690	66,307
Nihon Chouzai Company, Ltd.	4,960	71,938
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	22,970
Nihon Dengi Company, Ltd.	1,100	40,966
Nihon Denkei Company, Ltd.	1,400	16,317
Nihon Flush Company, Ltd.	7,000	91,824
Nihon House Holdings Company, Ltd.	20,500	46,673
Nihon Kagaku Sangyo Company, Ltd.	3,200	32,416
Nihon Nohyaku Company, Ltd.	15,800	80,145
Nihon Parkerizing Company, Ltd.	31,500	329,542
Nihon Plast Company, Ltd.	7,300	31,440
Nihon Tokushu Toryo Company, Ltd.	6,000	65,779
Nihon Yamamura Glass Company, Ltd.	2,800	23,107
Niitaka Company, Ltd.	800	23,794
Nikkato Corp.	2,200	14,900
Nikkiso Company, Ltd.	19,500	185,942
Nikko Company, Ltd.	11,600	73,588
Nikkon Holdings Company, Ltd.	21,400	415,275
Nippi, Inc.	400	15,016
Nippon Air Conditioning Services Company, Ltd.	12,100	88,142
Nippon Aqua Company, Ltd.	2,800	16,978
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	73,373
Nippon Carbide Industries Company, Inc.	2,500	31,301
Nippon Carbon Company, Ltd.	4,300	153,762
Nippon Ceramic Company, Ltd.	4,600	126,264
Nippon Chemical Industrial Company, Ltd.	2,500	61,032
Nippon Chemi-Con Corp. (A)	6,927	100,176
Nippon Chemiphar Company, Ltd.	1,100	26,041
Nippon Coke & Engineering Company, Ltd.	97,400	66,103
Nippon Commercial Development Company, Ltd. (B)	3,700	60,565
Nippon Concept Corp.	3,300	54,988
Nippon Concrete Industries Company, Ltd.	18,600	56,603
Nippon Denko Company, Ltd. (A)(B)	51,000	111,461
Nippon Densetsu Kogyo Company, Ltd.	12,900	265,686
Nippon Dry-Chemical Company, Ltd.	900	13,337
Nippon Electric Glass Company, Ltd.	32,000	696,105
Nippon Felt Company, Ltd.	5,500	24,003
Nippon Filcon Company, Ltd.	5,600	28,312
Nippon Fine Chemical Company, Ltd.	4,400	61,433
Nippon Flour Mills Company, Ltd.	18,500	287,993
Nippon Gas Company, Ltd.	13,200	666,278
Nippon Hume Corp.	8,600	64,190
Nippon Kayaku Company, Ltd.	26,700	233,126
Nippon Kodoshi Corp.	2,000	43,778
Nippon Koei Company, Ltd.	5,300	143,324
Nippon Light Metal Holdings Company, Ltd.	23,420	399,910
Nippon Paper Industries Company, Ltd.	39,800	428,420
Nippon Parking Development Company, Ltd.	87,100	106,091
Nippon Pillar Packing Company, Ltd.	9,400	145,548
Nippon Piston Ring Company, Ltd.	3,400	30,481
Nippon Rietec Company, Ltd.	3,000	71,546
Nippon Seiki Company, Ltd. (B)	20,200	214,234
Nippon Seisen Company, Ltd.	1,600	50,715
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Nippon Sharyo, Ltd. (A)	3,000	$71,279
Nippon Sheet Glass Company, Ltd. (A)	27,500	105,208
Nippon Signal Company, Ltd.	18,400	163,597
Nippon Soda Company, Ltd.	10,000	262,021
Nippon Steel Trading Corp.	6,668	225,861
Nippon Suisan Kaisha, Ltd.	105,600	406,239
Nippon Systemware Company, Ltd.	3,800	76,380
Nippon Thompson Company, Ltd.	27,200	85,450
Nippon Yakin Kogyo Company, Ltd. (B)	5,920	93,303
Nipro Corp.	28,300	303,715
Nireco Corp.	1,900	14,405
Nishikawa Rubber Company, Ltd.	5,200	73,638
Nishimatsu Construction Company, Ltd.	22,500	417,984
Nishimatsuya Chain Company, Ltd.	13,000	195,584
Nishimoto Company, Ltd.	1,500	32,359
Nishi-Nippon Financial Holdings, Inc.	54,100	372,131
Nishi-Nippon Railroad Company, Ltd.	8,800	249,114
Nishio Rent All Company, Ltd.	8,500	165,182
Nissan Shatai Company, Ltd.	22,700	195,790
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	19,825
Nissei ASB Machine Company, Ltd.	3,300	179,304
Nissei Corp.	1,100	12,427
Nissei Plastic Industrial Company, Ltd.	7,100	58,602
Nissha Company, Ltd.	16,600	218,405
Nisshin Group Holdings Company, Ltd.	16,600	59,746
Nisshinbo Holdings, Inc.	54,857	387,299
Nissin Corp.	6,700	77,967
Nissin Electric Company, Ltd.	19,300	215,488
Nissin Sugar Company, Ltd.	4,100	72,577
Nissui Pharmaceutical Company, Ltd.	3,800	35,912
Nitta Corp.	8,600	181,272
Nitta Gelatin, Inc.	3,400	22,826
Nittetsu Mining Company, Ltd.	2,400	121,080
Nitto Boseki Company, Ltd.	600	24,339
Nitto Fuji Flour Milling Company, Ltd.	400	25,036
Nitto Kogyo Corp.	10,200	180,239
Nitto Kohki Company, Ltd.	3,400	54,125
Nitto Seiko Company, Ltd.	14,700	60,467
Nittoc Construction Company, Ltd.	9,000	68,942
NJS Company, Ltd.	2,800	52,405
Noda Corp.	2,500	16,107
Noevir Holdings Company, Ltd.	5,300	217,468
Nohmi Bosai, Ltd.	5,600	121,105
Nojima Corp.	11,800	307,950
NOK Corp.	1,900	20,887
Nomura Company, Ltd.	27,600	205,165
Noritake Company, Ltd.	4,200	117,491
Noritsu Koki Company, Ltd.	8,700	185,677
Noritz Corp.	12,500	192,263
North Pacific Bank, Ltd.	112,600	251,141
Nozawa Corp.	2,600	16,978
NS Tool Company, Ltd.	2,700	75,757
NS United Kaiun Kaisha, Ltd.	3,800	48,203
NSD Company, Ltd.	25,012	477,434
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
NTN Corp. (A)	169,500	$352,842
OAK Capital Corp. (A)	16,400	14,165
Obara Group, Inc.	4,200	136,041
Oenon Holdings, Inc.	17,500	68,953
Ohara, Inc.	2,700	38,788
Ohashi Technica, Inc.	4,900	63,224
Ohba Company, Ltd.	600	4,305
Ohmoto Gumi Company, Ltd.	700	32,653
Ohsho Food Service Corp.	4,500	258,344
Oiles Corp.	9,372	142,666
Oisix ra daichi, Inc. (A)	1,800	55,409
Okabe Company, Ltd.	17,200	132,516
Okada Aiyon Corp.	2,200	20,937
Okamoto Industries, Inc.	4,100	160,296
Okamoto Machine Tool Works, Ltd.	1,300	29,163
Okamura Corp.	24,600	219,793
Okasan Securities Group, Inc.	70,300	247,871
Okaya Electric Industries Company, Ltd. (A)	2,700	11,078
Oki Electric Industry Company, Ltd.	29,700	257,244
Okinawa Cellular Telephone Company	4,100	170,404
OKUMA Corp.	9,476	544,598
Okumura Corp.	11,600	270,380
Okura Industrial Company, Ltd.	3,400	60,994
Okuwa Company, Ltd.	10,700	137,158
Olympic Group Corp.	3,100	29,661
Onoken Company, Ltd.	7,100	82,545
Onward Holdings Company, Ltd.	49,300	87,066
Open Door, Inc. (A)(B)	4,800	57,937
Optex Group Company, Ltd.	8,200	147,962
Optim Corp. (A)	800	23,619
Optorun Company, Ltd.	2,400	50,093
Organo Corp.	2,900	164,318
Orient Corp.	81,600	90,041
Origin Company, Ltd.	2,200	28,873
Oro Company, Ltd. (B)	2,100	77,845
Osaka Organic Chemical Industry, Ltd.	5,600	155,637
Osaka Soda Company, Ltd.	5,800	135,733
Osaka Steel Company, Ltd.	5,800	66,138
OSAKA Titanium Technologies Company, Ltd. (B)	7,500	60,110
Osaki Electric Company, Ltd.	18,300	96,521
OSG Corp.	24,300	437,125
OSJB Holdings Corp. (B)	59,900	135,000
OUG Holdings, Inc.	1,700	46,246
Outsourcing, Inc.	39,900	544,643
Oyo Corp.	9,100	105,580
Ozu Corp.	2,000	35,243
Pacific Industrial Company, Ltd.	17,800	182,172
Pacific Metals Company, Ltd.	7,700	135,994
PAL GROUP Holdings Company, Ltd.	9,200	100,262
Paltek Corp.	1,800	8,579
PAPYLESS Company, Ltd.	600	13,709
Paraca, Inc.	2,500	39,342
Paramount Bed Holdings Company, Ltd.	7,500	305,086
Paris Miki Holdings, Inc.	9,700	27,003
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Parker Corp.	4,000	$17,015
Pasona Group, Inc.	7,800	134,713
PC Depot Corp.	12,000	68,539
PCA Corp.	1,200	52,003
PCI Holdings, Inc.	1,600	20,195
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	21,806
Penta-Ocean Construction Company, Ltd.	99,600	739,163
Phil Company, Inc. (A)	1,400	27,653
Pickles Corp.	2,100	58,755
Pilot Corp.	5,000	141,541
Piolax, Inc.	13,100	196,015
Plenus Company, Ltd.	1,900	31,498
Poletowin Pitcrew Holdings, Inc.	10,400	95,540
Premium Group Company, Ltd.	1,500	32,211
Press Kogyo Company, Ltd.	35,700	103,564
Pressance Corp. (B)	14,400	241,008
Prestige International, Inc.	34,100	313,965
Prima Meat Packers, Ltd.	10,000	277,356
Pronexus, Inc.	6,000	61,673
Properst Company, Ltd.	9,300	16,293
Prored Partners Company, Ltd. (A)	700	32,563
Pro-Ship, Inc.	1,000	13,574
Prospect Company, Ltd.	148,000	51,217
Proto Corp.	10,200	102,601
PS Mitsubishi Construction Company, Ltd.	15,900	86,393
Punch Industry Company, Ltd.	6,700	28,229
QB Net Holdings Company, Ltd. (A)	1,200	18,226
Qol Holdings Company, Ltd.	9,400	93,359
Quick Company, Ltd.	5,200	55,985
Raccoon Holdings, Inc.	5,700	117,990
Raito Kogyo Company, Ltd.	16,300	261,176
Raiznext Corp.	13,900	148,061
Rasa Corp.	2,900	25,031
Rasa Industries, Ltd.	3,800	72,477
Raysum Company, Ltd.	6,600	64,362
Relia, Inc.	13,500	159,034
Renaissance, Inc.	5,400	44,502
RENOVA, Inc. (A)	5,000	123,403
Resorttrust, Inc.	32,200	498,665
Restar Holdings Corp.	2,900	62,347
Retail Partners Company, Ltd.	7,500	106,394
Rheon Automatic Machinery Company, Ltd.	7,800	82,444
Rhythm Company, Ltd.	2,000	12,183
Riberesute Corp.	2,000	14,188
Ricoh Leasing Company, Ltd.	6,200	171,806
Ride On Express Holdings Company, Ltd.	2,400	46,398
Right On Company, Ltd. (A)	7,900	46,619
Riken Corp.	3,700	78,663
Riken Keiki Company, Ltd. (B)	5,400	144,595
Riken Technos Corp.	19,000	81,032
Riken Vitamin Company, Ltd.	7,800	99,468
Rion Company, Ltd.	3,400	104,122
Riso Kagaku Corp.	6,500	80,203
Riso Kyoiku Company, Ltd.	42,300	126,926
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Rock Field Company, Ltd.	6,500	$90,635
Rokko Butter Company, Ltd.	5,800	104,765
Roland DG Corp.	6,300	102,817
Rorze Corp.	3,100	160,733
Round One Corp.	24,900	203,047
Royal Holdings Company, Ltd.	7,600	129,077
Rozetta Corp. (A)	1,800	39,808
RS Technologies Company, Ltd.	1,500	64,011
Ryobi, Ltd.	10,800	125,423
Ryoden Corp.	6,900	99,695
Ryosan Company, Ltd.	7,729	136,908
Ryoyo Electro Corp.	5,700	149,923
S Foods, Inc.	6,600	198,320
S Line Company, Ltd.	2,000	17,857
S&B Foods, Inc.	1,500	64,010
Sac's Bar Holdings, Inc.	7,300	37,112
Sagami Rubber Industries Company, Ltd.	2,000	25,890
Saibu Gas Company, Ltd.	10,900	371,016
Saison Information Systems Company, Ltd.	1,000	20,569
Saizeriya Company, Ltd.	10,500	179,981
Sakai Chemical Industry Company, Ltd.	5,800	107,987
Sakai Heavy Industries, Ltd.	1,600	38,056
Sakai Moving Service Company, Ltd.	3,600	178,389
Sakai Ovex Company, Ltd.	2,000	39,034
Sakata INX Corp.	18,400	203,553
Sakura Internet, Inc.	4,500	31,589
Sala Corp.	24,600	132,694
SAMTY Company, Ltd. (B)	12,000	189,650
San Holdings, Inc.	4,600	53,676
San ju San Financial Group, Inc.	8,020	98,168
San-A Company, Ltd.	6,400	247,501
San-Ai Oil Company, Ltd.	23,600	260,713
Sanden Holdings Corp. (A)	8,800	31,314
Sanei Architecture Planning Company, Ltd.	4,100	68,057
Sangetsu Corp.	12,700	177,858
Sanix, Inc. (A)	12,300	32,535
Sanken Electric Company, Ltd.	8,587	312,299
Sanki Engineering Company, Ltd.	18,100	198,946
Sanko Gosei, Ltd.	3,100	8,653
Sanko Metal Industrial Company, Ltd.	600	15,092
Sankyo Company, Ltd.	6,800	166,766
Sankyo Frontier Company, Ltd.	1,300	48,018
Sankyo Seiko Company, Ltd.	10,400	43,489
Sankyo Tateyama, Inc.	12,400	90,986
Sanoh Industrial Company, Ltd. (B)	12,900	81,335
Sanoyas Holdings Corp.	9,400	14,009
Sansei Landic Company, Ltd.	1,100	7,733
Sansei Technologies, Inc. (B)	3,900	22,099
Sansha Electric Manufacturing Company, Ltd.	4,100	30,593
Sanshin Electronics Company, Ltd.	4,200	86,195
Sanyo Chemical Industries, Ltd.	5,200	223,140
Sanyo Denki Company, Ltd.	4,000	197,785
Sanyo Electric Railway Company, Ltd. (B)	7,300	141,874
Sanyo Engineering & Construction, Inc.	1,900	12,749
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Sanyo Shokai, Ltd.	6,600	$33,288
Sanyo Special Steel Company, Ltd. (A)	8,829	105,593
Sanyo Trading Company, Ltd.	7,600	74,074
Sapporo Holdings, Ltd.	23,400	436,057
Sata Construction Company, Ltd.	1,800	7,705
Sato Holdings Corp.	10,700	206,910
Sato Shoji Corp.	6,400	62,966
Satori Electric Company, Ltd.	5,800	42,975
Sawada Holdings Company, Ltd.	9,800	85,010
Sawai Pharmaceutical Company, Ltd.	600	27,054
Saxa Holdings, Inc.	1,800	24,828
SB Technology Corp.	3,400	117,895
SBI Insurance Group Company, Ltd. (A)	2,300	32,324
SBS Holdings, Inc.	6,200	149,489
Scala, Inc.	7,500	61,963
Scroll Corp.	12,700	93,968
SEC Carbon, Ltd.	500	26,288
Seed Company, Ltd.	3,300	18,827
Seika Corp.	3,800	45,703
Seikagaku Corp.	14,500	137,446
Seikitokyu Kogyo Company, Ltd.	13,200	102,006
Seiko Holdings Corp.	11,400	146,531
Seiko PMC Corp.	5,600	38,355
Seiren Company, Ltd.	15,900	231,636
Sekisui Jushi Corp.	10,300	216,645
Sekisui Kasei Company, Ltd.	9,800	50,378
Senko Group Holdings Company, Ltd.	39,400	366,377
Senshu Electric Company, Ltd.	3,500	96,420
Senshu Ikeda Holdings, Inc.	102,200	149,017
Senshukai Company, Ltd. (B)	17,000	53,905
Septeni Holdings Company, Ltd.	4,800	19,986
Shibaura Electronics Company, Ltd.	2,700	69,667
Shibaura Machine Company, Ltd.	9,300	204,254
Shibaura Mechatronics Corp.	1,600	59,361
Shibuya Corp.	5,600	195,551
Shidax Corp. (A)	6,600	14,867
SHIFT, Inc. (A)	300	44,354
Shikibo, Ltd.	2,100	20,976
Shikoku Chemicals Corp.	13,800	157,444
Shikoku Electric Power Company, Inc.	41,700	282,268
Shima Seiki Manufacturing, Ltd.	12,400	205,829
Shimachu Company, Ltd.	16,400	859,399
Shimojima Company, Ltd.	3,900	49,716
Shin Nippon Air Technologies Company, Ltd.	2,700	57,825
Shin Nippon Biomedical Laboratories, Ltd. (B)	10,300	66,675
Shinagawa Refractories Company, Ltd.	2,800	65,792
Shindengen Electric Manufacturing Company, Ltd.	3,400	75,972
Shin-Etsu Polymer Company, Ltd.	19,800	177,493
Shin-Keisei Electric Railway Company, Ltd.	2,200	45,264
Shinki Bus Company, Ltd.	1,300	35,710
Shinko Electric Industries Company, Ltd.	5,700	125,579
Shinko Shoji Company, Ltd.	12,000	88,114
Shinmaywa Industries, Ltd.	22,000	173,757
Shinnihon Corp.	9,600	77,943
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Shinoken Group Company, Ltd. (B)	6,400	$70,515
Shinsho Corp.	2,100	37,337
Shinwa Company, Ltd. (Gifu)	2,700	17,674
Shinwa Company, Ltd. (Nagoya)	4,600	94,745
Shizuki Electric Company, Inc.	5,000	24,344
Shizuoka Gas Company, Ltd.	20,900	198,149
Shobunsha Holdings, Inc. (A)	4,100	19,260
Shoei Company, Ltd. (B)	7,600	262,290
Shoei Foods Corp. (B)	2,900	104,584
Shofu, Inc.	3,500	61,035
Showa Sangyo Company, Ltd.	6,300	190,987
Showa Shinku Company, Ltd.	900	12,681
Sigma Koki Company, Ltd.	1,800	22,116
SIGMAXYZ, Inc.	4,100	64,212
Siix Corp. (B)	11,600	173,117
Silver Life Company, Ltd. (A)	600	11,285
Sinanen Holdings Company, Ltd.	3,100	87,864
Sinfonia Technology Company, Ltd.	9,000	113,602
Sinko Industries, Ltd.	8,100	132,849
Sintokogio, Ltd.	18,500	126,027
SK Kaken Company, Ltd.	200	72,438
SK-Electronics Company, Ltd.	3,800	46,006
SKY Perfect JSAT Holdings, Inc.	55,800	252,452
SMK Corp.	2,400	69,915
Snow Peak, Inc.	2,900	43,343
SNT Corp.	11,900	20,797
Soda Nikka Company, Ltd.	5,800	29,952
Sodick Company, Ltd.	18,400	146,445
Soft99 Corp.	6,300	58,707
Softcreate Holdings Corp.	2,100	64,000
Software Service, Inc.	900	91,801
Soiken Holdings, Inc.	8,200	53,941
Soken Chemical & Engineering Company, Ltd.	4,100	69,163
Solasto Corp.	16,100	233,893
SoldOut, Inc.	500	7,446
Soliton Systems KK	3,800	78,596
Soshin Electric Company, Ltd.	2,400	11,401
Sotoh Company, Ltd.	2,400	21,241
Space Company, Ltd.	2,970	22,939
Space Value Holdings Company, Ltd.	14,700	85,886
Sparx Group Company, Ltd.	33,900	76,069
SPK Corp.	1,800	21,500
S-Pool, Inc. (B)	20,200	147,160
SRA Holdings	4,000	94,705
ST Corp.	4,300	83,764
St. Marc Holdings Company, Ltd.	6,600	90,635
Star Mica Holdings Company, Ltd.	4,200	55,430
Star Micronics Company, Ltd.	13,700	192,587
Starts Corp., Inc.	12,800	344,760
Starzen Company, Ltd.	2,900	117,774
St-Care Holding Corp.	3,300	28,457
Stella Chemifa Corp.	3,500	112,211
Step Company, Ltd.	2,000	29,754
Strike Company, Ltd.	2,200	132,950
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Studio Alice Company, Ltd.	4,200	$75,676
Subaru Enterprise Company, Ltd.	700	54,683
Sugimoto & Company, Ltd.	4,500	102,542
Sumida Corp.	10,600	106,904
Suminoe Textile Company, Ltd.	2,199	45,872
Sumiseki Holdings, Inc.	21,100	23,627
Sumitomo Bakelite Company, Ltd.	13,800	424,301
Sumitomo Densetsu Company, Ltd.	7,500	186,110
Sumitomo Mitsui Construction Company, Ltd.	62,760	257,293
Sumitomo Osaka Cement Company, Ltd.	14,500	428,774
Sumitomo Precision Products Company, Ltd. (A)	1,500	28,820
Sumitomo Riko Company, Ltd.	15,300	74,990
Sumitomo Seika Chemicals Company, Ltd.	3,900	154,734
Sun Frontier Fudousan Company, Ltd.	14,200	124,612
Suncall Corp.	7,800	30,992
Sun-Wa Technos Corp.	5,400	48,573
Suruga Bank, Ltd.	41,800	134,456
Suzuden Corp.	900	10,310
Suzuki Company, Ltd.	5,600	47,965
SWCC Showa Holdings Company, Ltd.	9,600	147,690
System Information Company, Ltd.	2,200	24,579
System Research Company, Ltd.	800	12,545
Systems Engineering Consultants Company, Ltd.	600	17,333
Systena Corp.	22,200	454,812
Syuppin Company, Ltd.	5,600	44,495
T Hasegawa Company, Ltd.	12,700	244,125
T RAD Company, Ltd.	3,400	41,579
T&K Toka Company, Ltd.	11,400	93,585
Tachibana Eletech Company, Ltd.	6,500	102,188
Tachikawa Corp.	4,800	57,278
Tachi-S Company, Ltd.	13,500	145,041
Tadano, Ltd.	42,500	332,581
Taihei Dengyo Kaisha, Ltd.	5,900	136,008
Taiheiyo Kouhatsu, Inc.	1,200	7,082
Taiho Kogyo Company, Ltd.	8,000	46,575
Taikisha, Ltd.	7,700	204,921
Taiko Pharmaceutical Company, Ltd. (B)	7,600	122,949
Taisei Lamick Company, Ltd.	2,500	69,574
Taisei Oncho Company, Ltd.	500	8,946
Taiyo Holdings Company, Ltd.	6,000	367,603
Takachiho Koheki Company, Ltd.	1,300	13,556
Takamatsu Construction Group Company, Ltd.	5,900	114,928
Takamatsu Machinery Company, Ltd.	1,100	6,793
Takamiya Company, Ltd.	9,700	50,823
Takano Company, Ltd.	2,400	13,643
Takaoka Toko Company, Ltd.	3,970	50,483
Takara & Company, Ltd.	3,400	62,919
Takara Holdings, Inc.	6,700	76,664
Takara Leben Company, Ltd.	37,000	104,373
Takara Standard Company, Ltd.	13,200	174,415
Takasago International Corp.	6,300	152,227
Takasago Thermal Engineering Company, Ltd.	16,500	226,535
Takashima & Company, Ltd.	1,400	21,082
Takashimaya Company, Ltd.	54,300	417,453
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Take And Give Needs Company, Ltd.	3,980	$21,775
TAKEBISHI Corp.	2,500	35,749
Takeei Corp.	9,900	122,931
Takemoto Yohki Company, Ltd.	3,200	30,091
Takeuchi Manufacturing Company, Ltd.	12,700	297,956
Takihyo Company, Ltd.	1,900	33,970
Takisawa Machine Tool Company, Ltd.	2,600	24,877
Takuma Company, Ltd.	17,700	303,119
Tama Home Company, Ltd.	5,200	71,550
Tamagawa Holdings Company, Ltd. (B)	900	17,591
Tamron Company, Ltd.	7,600	115,970
Tamura Corp.	28,100	143,863
Tanabe Consulting Company, Ltd.	900	11,344
TANABE ENGINEERING Corp.	1,900	14,643
Tanseisha Company, Ltd.	13,500	97,897
Taoka Chemical Company, Ltd.	500	67,802
Tatsuta Electric Wire & Cable Company, Ltd.	18,300	108,590
Tayca Corp.	6,700	93,623
Tazmo Company, Ltd.	1,100	15,817
TBK Company, Ltd.	9,100	39,348
TDC Soft, Inc.	6,600	65,901
Tear Corp.	4,900	19,315
TechMatrix Corp.	12,300	270,287
TECHNO ASSOCIE Company, Ltd.	2,700	25,137
TECHNO HORIZON Company, Ltd.	2,700	18,555
Techno Medica Company, Ltd.	1,500	21,388
Techno Ryowa, Ltd.	3,800	32,585
Techno Smart Corp.	3,200	31,194
Teikoku Electric Manufacturing Company, Ltd.	7,200	85,464
Teikoku Sen-I Company, Ltd.	6,300	154,810
Teikoku Tsushin Kogyo Company, Ltd.	2,800	31,292
Tekken Corp.	5,800	100,116
Temairazu, Inc.	800	40,664
Tenma Corp.	7,100	129,254
Tenox Corp.	2,100	17,082
Tenpos Holdings Company, Ltd.	900	16,886
Teraoka Seisakusho Company, Ltd.	2,900	10,911
Terilogy Company, Ltd.	2,100	10,108
T-Gaia Corp.	7,400	130,285
The 77 Bank, Ltd.	22,600	315,104
The Aichi Bank, Ltd.	4,000	118,050
The Akita Bank, Ltd.	7,700	102,316
The Aomori Bank, Ltd.	8,000	185,883
The Awa Bank, Ltd.	14,300	350,431
The Bank of Iwate, Ltd.	6,500	138,411
The Bank of Kochi, Ltd.	2,600	19,520
The Bank of Nagoya, Ltd.	5,200	134,362
The Bank of Okinawa, Ltd.	8,905	251,527
The Bank of Saga, Ltd. (B)	6,500	84,981
The Bank of Toyama, Ltd.	1,200	39,551
The Chiba Kogyo Bank, Ltd.	26,000	65,533
The Chugoku Bank, Ltd.	51,300	451,166
The Chukyo Bank, Ltd.	5,400	110,363
The Daito Bank, Ltd.	2,800	16,460
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
The Ehime Bank, Ltd.	15,350	$157,705
The First Bank of Toyama, Ltd.	22,700	63,322
The Fukui Bank, Ltd.	8,918	170,278
The Furukawa Battery Company, Ltd. (B)	5,900	95,557
The Gunma Bank, Ltd.	126,500	391,888
The Hachijuni Bank, Ltd.	66,400	235,011
The Hokkoku Bank, Ltd.	10,300	285,162
The Hyakugo Bank, Ltd.	87,400	264,158
The Hyakujushi Bank, Ltd.	10,700	165,915
The Iyo Bank, Ltd.	70,300	463,931
The Japan Steel Works, Ltd.	23,900	580,815
The Japan Wool Textile Company, Ltd. (B)	20,600	208,243
The Juroku Bank, Ltd.	12,300	233,315
The Keihin Company, Ltd.	1,000	13,251
The Keiyo Bank, Ltd.	46,100	201,287
The Kinki Sharyo Company, Ltd. (A)	1,200	14,973
The Kita-Nippon Bank, Ltd.	3,500	68,348
The Kiyo Bank, Ltd.	22,939	347,334
The Michinoku Bank, Ltd.	7,600	85,985
The Miyazaki Bank, Ltd.	5,300	116,665
The Monogatari Corp.	1,500	165,180
The Musashino Bank, Ltd.	13,500	204,020
The Nagano Bank, Ltd.	3,900	54,091
The Nanto Bank, Ltd.	12,400	221,343
The Nippon Road Company, Ltd.	2,800	197,980
The Nisshin Oillio Group, Ltd.	9,500	265,055
The Ogaki Kyoritsu Bank, Ltd.	14,800	332,775
The Oita Bank, Ltd.	6,200	137,980
The Okinawa Electric Power Company, Inc.	16,664	231,368
The Pack Corp.	5,400	149,422
The San-In Godo Bank, Ltd.	56,000	291,468
The Shibusawa Warehouse Company, Ltd.	3,500	75,262
The Shiga Bank, Ltd.	17,800	403,411
The Shikoku Bank, Ltd.	14,900	101,077
The Shimizu Bank, Ltd.	3,900	70,750
The Sumitomo Warehouse Company, Ltd.	23,876	307,926
The Taiko Bank, Ltd.	3,400	40,749
The Tochigi Bank, Ltd.	38,700	67,538
The Toho Bank, Ltd.	85,000	184,062
The Tohoku Bank, Ltd.	3,800	39,057
The Torigoe Company, Ltd.	5,900	59,385
The Tottori Bank, Ltd.	3,400	38,628
The Towa Bank, Ltd. (B)	14,100	86,492
The Yamagata Bank, Ltd.	11,500	130,115
The Yamanashi Chuo Bank, Ltd. (B)	12,851	90,916
The Zenitaka Corp.	600	26,447
Tigers Polymer Corp.	6,500	26,360
TKC Corp.	3,800	252,264
Toa Corp. (Hyogo)	10,500	87,411
Toa Corp. (Tokyo)	6,600	125,368
Toa Oil Company, Ltd.	3,500	64,065
TOA ROAD Corp.	1,500	53,047
Toabo Corp.	3,800	17,771
Toagosei Company, Ltd.	41,000	489,515
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Toba, Inc.	800	$19,842
Tobishima Corp.	9,420	96,941
TOC Company, Ltd.	18,000	110,021
Tocalo Company, Ltd.	23,400	277,836
Toda Corp.	17,800	104,401
Toda Kogyo Corp. (A)	1,300	27,129
Toei Company, Ltd.	700	111,927
Toell Company, Ltd.	3,900	28,585
Toenec Corp.	3,900	138,406
Togami Electric Manufacturing Company, Ltd.	600	9,475
Toho Acetylene Company, Ltd.	900	10,627
Toho Company, Ltd.	3,700	72,013
Toho Holdings Company, Ltd.	18,300	333,747
Toho Titanium Company, Ltd. (B)	15,700	103,471
Toho Zinc Company, Ltd. (A)	5,500	107,181
Tohoku Steel Company, Ltd.	500	7,047
Tohokushinsha Film Corp.	6,700	40,513
Tohto Suisan Company, Ltd.	1,200	52,272
Tokai Corp.	6,800	132,372
TOKAI Holdings Corp.	33,300	315,708
Tokai Lease Company, Ltd.	300	4,010
Tokai Rika Company, Ltd.	20,900	319,599
Tokai Tokyo Financial Holdings, Inc.	71,700	210,928
Token Corp.	3,050	236,034
Tokushu Tokai Paper Company, Ltd.	3,900	199,737
Tokuyama Corp.	25,000	529,184
Tokyo Base Company, Ltd. (A)	7,500	34,743
Tokyo Dome Corp.	32,300	414,956
Tokyo Electron Device, Ltd.	3,000	89,690
Tokyo Energy & Systems, Inc.	10,200	86,715
Tokyo Individualized Educational Institute, Inc.	3,300	19,313
Tokyo Keiki, Inc.	4,200	35,926
Tokyo Kiraboshi Financial Group, Inc.	12,458	135,668
Tokyo Rakutenchi Company, Ltd.	1,200	50,044
Tokyo Rope Manufacturing Company, Ltd. (A)(B)	7,200	51,288
Tokyo Sangyo Company, Ltd.	6,600	35,156
Tokyo Seimitsu Company, Ltd.	14,100	620,144
Tokyo Steel Manufacturing Company, Ltd.	39,300	247,041
Tokyo Tekko Company, Ltd.	3,500	73,752
Tokyo Theatres Company, Inc.	2,400	29,599
Tokyotokeiba Company, Ltd.	5,000	247,856
Tokyu Construction Company, Ltd.	37,500	168,082
Tokyu Recreation Company, Ltd.	800	36,706
Toli Corp.	17,800	43,514
Tomato Bank, Ltd.	3,200	33,693
Tomen Devices Corp.	900	28,679
Tomoe Corp.	7,600	30,779
Tomoe Engineering Company, Ltd.	3,700	68,124
Tomoegawa Company, Ltd. (A)	400	3,368
Tomoku Company, Ltd.	4,200	69,434
TOMONY Holdings, Inc.	54,300	173,381
Tomy Company, Ltd.	33,800	301,459
Tonami Holdings Company, Ltd.	2,200	123,508
Topcon Corp.	40,700	516,288
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Toppan Forms Company, Ltd.	20,200	$192,331
Topre Corp.	15,800	196,654
Topy Industries, Ltd. (A)	5,700	58,795
Torex Semiconductor, Ltd.	2,500	31,078
Toridoll Holdings Corp.	13,900	186,118
Torii Pharmaceutical Company, Ltd.	5,500	166,388
Torikizoku Company, Ltd. (B)	3,300	43,346
Torishima Pump Manufacturing Company, Ltd.	8,000	64,443
Tosei Corp.	13,400	148,576
Toshiba TEC Corp.	900	32,323
Tosho Company, Ltd.	6,600	83,447
Totech Corp.	2,000	48,150
Totetsu Kogyo Company, Ltd.	8,800	235,685
Totoku Electric Company, Ltd.	500	11,516
Toukei Computer Company, Ltd.	600	24,967
Tow Company, Ltd.	17,600	47,145
Towa Corp.	8,800	152,628
Towa Pharmaceutical Company, Ltd.	10,900	198,669
Toyo Construction Company, Ltd.	34,600	131,707
Toyo Corp.	8,200	82,899
Toyo Denki Seizo KK	3,100	32,747
Toyo Engineering Corp. (A)	11,300	37,999
Toyo Gosei Company, Ltd.	1,800	181,644
Toyo Ink SC Holdings Company, Ltd.	15,200	284,240
Toyo Kanetsu KK	3,100	63,164
Toyo Logistics Company, Ltd.	6,100	17,704
Toyo Machinery & Metal Company, Ltd.	6,200	24,014
Toyo Securities Company, Ltd.	41,200	52,356
Toyo Tanso Company, Ltd.	6,200	105,476
Toyo Tire Corp.	12,300	193,545
Toyo Wharf & Warehouse Company, Ltd.	1,900	26,177
Toyobo Company, Ltd.	31,206	387,829
TPR Company, Ltd.	10,600	132,599
Traders Holdings Company, Ltd. (A)	6,220	21,995
Trancom Company, Ltd.	2,500	200,776
Transaction Company, Ltd.	2,400	21,491
Transcosmos, Inc.	700	18,066
Treasure Factory Company, Ltd.	2,400	15,865
Tri Chemical Laboratories, Inc.	1,800	242,938
Trinity Industrial Corp.	2,000	12,836
Trusco Nakayama Corp.	10,700	266,576
TS Tech Company, Ltd.	7,800	228,145
TSI Holdings Company, Ltd.	28,105	54,048
Tsubaki Nakashima Company, Ltd.	14,200	119,569
Tsubakimoto Chain Company	10,900	262,524
Tsubakimoto Kogyo Company, Ltd.	1,400	48,897
Tsudakoma Corp. (A)	700	6,076
Tsugami Corp.	16,200	255,520
Tsukishima Kikai Company, Ltd.	10,700	123,195
Tsukuba Bank, Ltd.	31,600	59,092
Tsukui Holdings Corp.	20,200	111,141
Tsumura & Company	2,900	84,387
Tsurumi Manufacturing Company, Ltd.	6,300	103,019
Tsutsumi Jewelry Company, Ltd.	2,500	50,516
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tsuzuki Denki Company, Ltd.	2,100	$32,203
TV Asahi Holdings Corp.	9,200	147,806
Tv Tokyo Holdings Corp.	4,100	92,071
TYK Corp.	6,400	21,157
UACJ Corp.	13,971	239,499
Ube Industries, Ltd.	30,900	522,837
Ubicom Holdings, Inc.	1,300	44,535
Uchida Yoko Company, Ltd.	2,800	137,009
Ueki Corp.	600	15,758
Ulvac, Inc.	16,300	658,077
Uniden Holdings Corp. (A)	2,000	45,704
UNIMAT Retirement Community Company, Ltd.	2,000	19,054
Union Tool Company	3,100	90,865
Unipres Corp.	17,700	151,394
United Arrows, Ltd.	8,700	122,110
United Super Markets Holdings, Inc.	20,800	215,358
UNITED, Inc.	3,400	50,761
Unitika, Ltd. (A)	23,900	86,499
Universal Entertainment Corp. (A)	9,400	187,922
Urbanet Corp. Company, Ltd.	3,800	9,666
Usen-Next Holdings Company, Ltd.	2,900	37,578
Ushio, Inc.	39,200	491,744
UT Group Company, Ltd. (A)	8,700	273,618
Utoc Corp.	6,900	30,619
UUUM Company, Ltd. (A)	1,200	21,269
V Technology Company, Ltd.	3,700	186,643
Valor Holdings Company, Ltd.	15,300	379,408
Valqua, Ltd.	7,100	126,714
Value HR Company, Ltd.	1,600	28,398
ValueCommerce Company, Ltd.	4,800	158,637
Valuence Holdings, Inc.	700	35,986
V-Cube, Inc. (B)	2,400	78,093
Vector, Inc. (A)	9,700	85,500
Vertex Corp.	1,440	24,198
Village Vanguard Company, Ltd. (A)(B)	1,400	13,012
VINX Corp.	1,300	15,477
Vision, Inc. (A)	9,500	104,242
Vital KSK Holdings, Inc.	16,600	136,860
VT Holdings Company, Ltd.	34,000	121,935
Wacoal Holdings Corp.	15,900	304,023
Wacom Company, Ltd.	48,200	446,219
Waida Manufacturing Company, Ltd.	1,100	9,734
Wakachiku Construction Company, Ltd.	5,000	54,990
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	11,757
Wakita & Company, Ltd.	16,000	175,237
Warabeya Nichiyo Holdings Company, Ltd.	7,000	93,308
Waseda Academy Company, Ltd.	1,200	10,935
Watahan & Company, Ltd.	5,600	73,460
Watts Company, Ltd.	4,400	34,466
WDB Holdings Company, Ltd.	3,600	97,570
Weathernews, Inc.	1,900	101,920
Wellnet Corp.	2,500	11,773
West Holdings Corp.	4,930	189,915
Will Group, Inc.	5,700	53,275
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
WIN-Partners Company, Ltd.	4,900	$53,637
Wood One Company, Ltd.	3,600	40,180
World Company, Ltd.	8,900	108,988
World Holdings Company, Ltd.	3,900	75,761
Wowow, Inc.	2,400	65,141
Xebio Holdings Company, Ltd.	7,100	51,579
YAC Holdings Company, Ltd.	2,200	18,218
Yachiyo Industry Company, Ltd. (A)	2,500	12,525
Yagi & Company, Ltd.	800	10,679
Yahagi Construction Company, Ltd.	9,700	83,963
Yaizu Suisankagaku Industry Company, Ltd.	2,900	27,443
YAKUODO Holdings Company, Ltd.	4,800	110,475
YAMABIKO Corp.	15,600	210,909
YAMADA Consulting Group Company, Ltd.	3,700	34,389
Yamaguchi Financial Group, Inc.	77,500	480,613
Yamaichi Electronics Company, Ltd.	9,600	138,775
YA-MAN, Ltd.	10,300	228,937
Yamashina Corp.	24,800	16,161
Yamatane Corp.	4,600	60,405
Yamato Corp.	7,700	54,683
Yamato International, Inc.	5,700	18,391
Yamato Kogyo Company, Ltd.	17,200	434,236
Yamaura Corp.	1,600	13,865
Yamaya Corp.	1,000	20,187
Yamazawa Company, Ltd.	1,800	29,825
Yamazen Corp.	21,500	204,417
Yashima Denki Company, Ltd.	3,600	32,415
Yasuda Logistics Corp.	7,200	68,137
Yasunaga Corp.	2,700	29,774
Yellow Hat, Ltd.	12,000	184,760
Yodogawa Steel Works, Ltd.	8,765	165,206
Yokogawa Bridge Holdings Corp.	13,100	248,619
Yokohama Reito Company, Ltd.	19,600	159,098
Yokowo Company, Ltd.	6,100	141,603
Yomeishu Seizo Company, Ltd.	2,800	50,318
Yomiuri Land Company, Ltd.	1,100	63,631
Yondenko Corp.	1,600	39,547
Yondoshi Holdings, Inc.	6,459	115,189
Yorozu Corp.	7,800	84,380
Yoshinoya Holdings Company, Ltd.	16,500	300,673
Yotai Refractories Company, Ltd.	6,700	52,739
Yuasa Funashoku Company, Ltd.	1,100	29,048
Yuasa Trading Company, Ltd.	7,000	219,336
Yuken Kogyo Company, Ltd.	1,200	17,329
Yumeshin Holdings Company, Ltd. (B)	15,300	102,874
Yurtec Corp.	18,200	115,735
Yushin Precision Equipment Company, Ltd.	3,000	22,546
Yushiro Chemical Industry Company, Ltd.	3,700	41,109
Yutaka Giken Company, Ltd.	1,600	24,995
Zaoh Company, Ltd.	1,800	22,565
Zenrin Company, Ltd.	12,800	158,281
ZIGExN Company, Ltd.	15,900	49,505
Zuiko Corp.	4,400	45,939
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Jersey, Channel Islands 0.1%		$883,593
Atrium European Real Estate, Ltd. (A)(B)	57,521	170,854
Centamin PLC	470,480	712,739
Liechtenstein 0.1%		578,151
Liechtensteinische Landesbank AG	5,720	345,217
VP Bank AG	1,947	232,934
Luxembourg 0.5%		3,760,085
APERAM SA (B)	20,056	762,284
Befesa SA (D)	6,791	352,776
Corestate Capital Holding SA (A)(B)	6,240	123,837
d'Amico International Shipping SA (A)	70,483	8,155
Grand City Properties SA	47,662	1,128,825
IVS Group SA (A)(B)	5,204	31,109
L'Occitane International SA	96,500	204,254
SES SA	18,326	165,735
Shurgard Self Storage SA	4,711	199,485
Stabilus SA	10,244	720,371
Sword Group	1,661	63,254
Macau 0.0%		142,202
Macau Legend Development, Ltd. (A)	887,000	117,751
MGM China Holdings, Ltd.	16,800	24,451
Malaysia 0.1%		980,251
Lynas Corp., Ltd. (A)	352,515	980,251
Malta 0.1%		697,517
Kindred Group PLC (A)	82,942	697,517
Monaco 0.1%		1,190,914
Endeavour Mining Corp. (A)	45,873	1,081,920
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,435	108,994
Netherlands 2.9%		23,778,797
Aalberts NV	39,851	1,719,097
Accell Group NV (A)(B)	8,083	253,618
Aegon NV	163,450	604,648
Aegon NV, NYRS	36,501	132,864
Altice Europe NV (A)	188,909	993,787
Altice Europe NV, Class B (A)	13,082	68,598
AMG Advanced Metallurgical Group NV (B)	6,831	184,047
Amsterdam Commodities NV	7,587	192,538
Arcadis NV (A)(B)	35,886	1,096,068
ASM International NV	5,441	959,310
ASR Nederland NV	54,939	2,035,939
Basic-Fit NV (A)(D)	12,628	459,072
BE Semiconductor Industries NV	27,531	1,433,163
Beter Bed Holding NV (A)	4,223	23,333
Boskalis Westminster (A)	28,871	664,751
Brack Capital Properties NV (A)	924	74,346
Brunel International NV (A)(B)	9,698	84,751
Corbion NV	20,335	1,047,354
Euronext NV (D)	10,187	1,084,338
Flow Traders (D)	12,423	399,885
ForFarmers NV	16,665	106,886
Fugro NV (A)(B)	27,979	154,387
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Netherlands (continued)
GrandVision NV (D)	12,174	$377,466
Heijmans NV (A)(B)	10,798	121,038
Hunter Douglas NV (A)	2,162	139,992
IMCD NV	20,825	2,595,001
Intertrust NV (A)(D)	28,072	481,712
Kendrion NV (A)(B)	5,035	97,036
Koninklijke BAM Groep NV (A)	62,409	133,905
Koninklijke Vopak NV	5,082	266,483
Lucas Bols NV (A)(D)	3,531	39,112
Nedap N.V.	1,772	98,615
OCI NV (A)(B)	27,089	469,987
Ordina NV (A)	48,833	169,100
PostNL NV (A)	189,046	643,828
PPHE Hotel Group, Ltd. (A)	1,002	18,027
SBM Offshore NV	62,692	1,169,216
SIF Holding NV (A)	1,808	33,981
Signify NV (A)(D)	46,186	1,946,819
Sligro Food Group NV (A)(B)	9,045	195,368
TKH Group NV	14,187	666,851
TomTom NV (A)(B)	27,336	222,996
Van Lanschot Kempen NV (B)	5,033	119,484
New Zealand 0.7%		5,329,288
Abano Healthcare Group, Ltd. (A)	1,845	6,477
Air New Zealand, Ltd. (A)	177,939	227,039
Arvida Group, Ltd.	133,676	162,214
Briscoe Group, Ltd.	11,818	36,853
Chorus, Ltd.	114,705	659,089
Comvita, Ltd. (A)	3,159	7,302
Delegat Group, Ltd.	5,716	63,119
Eroad, Ltd. (A)	5,969	19,248
Fletcher Building, Ltd. (A)	27,016	106,076
Freightways, Ltd.	47,014	306,610
Genesis Energy, Ltd.	88,865	201,397
Gentrack Group, Ltd.	9,421	10,098
Hallenstein Glasson Holdings, Ltd.	15,335	73,891
Heartland Group Holdings, Ltd.	178,826	181,830
Infratil, Ltd.	127,726	533,266
Investore Property, Ltd.	79,415	122,527
Kathmandu Holdings, Ltd. (A)	130,416	111,630
NEW Zealand King Salmon Investments, Ltd.	10,031	11,596
NZME, Ltd. (A)	72,696	36,427
NZX, Ltd. (B)	68,868	88,365
Oceania Healthcare, Ltd.	94,209	85,843
Pacific Edge, Ltd. (A)	105,378	52,453
PGG Wrightson, Ltd.	1,878	3,901
Pushpay Holdings, Ltd. (A)	119,052	147,758
Restaurant Brands New Zealand, Ltd. (A)	9,960	85,549
Sanford, Ltd.	26,017	93,047
Scales Corp., Ltd.	29,692	101,571
Serko, Ltd. (A)	6,476	24,852
Skellerup Holdings, Ltd.	44,514	99,244
SKY Network Television, Ltd. (A)	440,338	51,860
SKYCITY Entertainment Group, Ltd.	213,669	457,058
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
New Zealand (continued)
Steel & Tube Holdings, Ltd. (A)	21,933	$11,374
Summerset Group Holdings, Ltd.	61,046	453,412
Synlait Milk, Ltd. (A)	21,479	81,694
The New Zealand Refining Company, Ltd. (A)	43,399	17,872
The Warehouse Group, Ltd. (A)	25,288	45,586
Tourism Holdings, Ltd. (A)	30,975	56,028
TOWER, Ltd. (A)	151,324	64,146
Trustpower, Ltd.	10,579	54,373
Turners Automotive Group, Ltd.	6,890	13,881
Vista Group International, Ltd. (A)	57,676	70,742
Z Energy, Ltd. (A)	130,629	291,990
Norway 1.0%		8,603,336
ABG Sundal Collier Holding ASA	136,334	88,444
AF Gruppen ASA	6,090	115,413
Akastor ASA (A)	61,659	52,584
Aker Solutions ASA (A)	85,537	138,901
American Shipping Company ASA (A)	18,608	59,868
Atea ASA (A)	30,881	406,504
Austevoll Seafood ASA	31,394	285,482
Avance Gas Holding, Ltd. (D)	16,253	73,399
Axactor SE (A)	52,150	53,530
B2Holding ASA (A)	139,071	105,466
Bonheur ASA	8,472	221,244
Borregaard ASA	35,843	527,198
Bouvet ASA	183	13,108
BW Offshore, Ltd.	31,002	120,022
Crayon Group Holding ASA (A)(D)	4,662	58,719
DNO ASA (A)	56,039	37,339
Elkem ASA (D)	8,530	27,426
Europris ASA (D)	73,419	396,860
Fjordkraft Holding ASA (D)	16,180	153,448
FLEX LNG, Ltd.	15,744	120,174
Frontline, Ltd.	33,077	210,522
Grieg Seafood ASA (A)	17,675	151,835
Hexagon Composites ASA (A)	32,197	202,030
IDEX Biometrics ASA (A)	160,219	35,639
Itera ASA	21,736	35,878
NEL ASA (A)(B)	330,817	904,357
Nordic Nanovector ASA (A)	13,452	21,173
Nordic Semiconductor ASA (A)	56,404	811,378
Norway Royal Salmon ASA (B)	3,774	86,940
Norwegian Finans Holding ASA (A)	47,936	381,220
Norwegian Property ASA	15,366	21,186
Ocean Yield ASA (B)	17,760	52,475
Odfjell Drilling, Ltd. (A)	35,662	58,917
Odfjell SE, A Shares (A)	7,780	21,072
Olav Thon Eiendomsselskap ASA (A)	6,255	110,178
Otello Corp. ASA (A)	42,000	105,787
PGS ASA (A)	150,095	70,323
Protector Forsikring ASA (A)(B)	28,159	154,698
Sbanken ASA (D)	33,752	269,917
Selvaag Bolig ASA	20,891	121,794
Solon Eiendom ASA (A)	6,054	24,763
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Norway (continued)
SpareBank 1 SR-Bank ASA	17,660	$176,149
TGS NOPEC Geophysical Company ASA	43,033	591,349
Treasure ASA	15,273	28,055
Veidekke ASA (A)	43,875	644,303
Wallenius Wilhelmsen ASA (A)	36,026	86,086
Wilh Wilhelmsen Holding ASA, Class A	4,882	86,844
XXL ASA (A)(D)	37,894	83,339
Peru 0.0%		330,974
Hochschild Mining PLC (A)	115,855	330,974
Philippines 0.0%		15,461
Del Monte Pacific, Ltd.	136,300	15,461
Portugal 0.3%		2,540,399
Altri SGPS SA (B)	33,463	180,326
Banco Comercial Portugues SA (A)	3,603,145	509,979
CTT-Correios de Portugal SA (A)	37,215	108,283
Mota-Engil SGPS SA (A)	47,309	82,293
NOS SGPS SA	109,940	420,407
Novabase SGPS SA (A)	2,054	8,058
REN - Redes Energeticas Nacionais SGPS SA	183,066	502,019
Semapa-Sociedade de Investimento e Gestao	12,183	130,430
Sonae SGPS SA	382,234	307,861
The Navigator Company SA (A)(B)	97,510	290,743
Russia 0.1%		411,163
Petropavlovsk PLC (A)	1,127,150	411,163
Singapore 1.3%		10,870,172
Accordia Golf Trust (C)	316,900	171,310
AEM Holdings, Ltd.	47,000	122,809
Amara Holdings, Ltd.	80,000	21,979
Ascendas Real Estate Investment Trust	351,400	358,033
Avarga, Ltd.	74,200	13,827
Banyan Tree Holdings, Ltd. (A)	78,000	15,612
Best World International, Ltd. (C)	84,600	85,789
BOC Aviation, Ltd. (D)	12,000	106,889
Bonvests Holdings, Ltd. (A)	36,400	23,588
Boustead Projects, Ltd.	28,557	16,516
Boustead Singapore, Ltd.	119,489	69,793
BRC Asia, Ltd.	15,100	15,405
Bukit Sembawang Estates, Ltd.	56,200	167,025
BW Energy, Ltd. (A)	7,129	16,552
BW LPG, Ltd. (D)	38,538	246,102
Centurion Corp., Ltd.	85,000	23,706
China Aviation Oil Singapore Corp., Ltd.	112,100	87,611
China Sunsine Chemical Holdings, Ltd.	180,800	67,808
Chip Eng Seng Corp., Ltd.	193,300	57,310
Chuan Hup Holdings, Ltd.	109,000	15,927
ComfortDelGro Corp., Ltd.	768,900	940,646
COSCO Shipping International Singapore Company, Ltd. (A)	479,800	95,883
Creative Technology, Ltd. (A)	11,500	20,579
CSE Global, Ltd.	136,600	46,667
CW Group Holdings, Ltd. (A)(C)	135,000	3,219
Dasin Retail Trust	49,600	27,694
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Delfi, Ltd.	88,200	$43,921
Ezion Holdings, Ltd. (A)(C)	1,126,020	36,102
Ezra Holdings, Ltd. (A)(C)	438,996	900
Far East Orchard, Ltd.	58,394	45,025
First Resources, Ltd.	175,200	175,872
Food Empire Holdings, Ltd.	72,000	31,823
Fragrance Group, Ltd.	200,000	17,400
Fraser and Neave, Ltd.	82,900	86,801
Frasers Property, Ltd.	65,800	60,220
Frencken Group, Ltd.	107,100	90,015
Fu Yu Corp., Ltd.	142,200	26,250
Gallant Venture, Ltd. (A)	264,000	25,411
Geo Energy Resources, Ltd. (A)	105,900	9,666
GK Goh Holdings, Ltd.	21,000	11,467
GL, Ltd. (A)	159,200	68,322
Golden Agri-Resources, Ltd.	2,298,700	266,036
Golden Energy & Resources, Ltd. (A)	67,800	7,958
GSH Corp., Ltd.	51,600	7,292
GuocoLand, Ltd.	128,500	152,345
Halcyon Agri Corp., Ltd. (A)	88,757	15,646
Haw Par Corp., Ltd.	40,900	307,251
Hiap Hoe, Ltd.	38,000	17,107
Hi-P International, Ltd.	39,800	50,527
Ho Bee Land, Ltd.	73,300	128,879
Hong Fok Corp., Ltd.	123,036	63,937
Hong Leong Asia, Ltd.	92,000	44,805
Hong Leong Finance, Ltd.	105,300	186,224
Hotel Grand Central, Ltd.	47,475	35,369
HRnetgroup, Ltd.	75,200	27,743
Hwa Hong Corp., Ltd.	55,000	11,338
Hyflux, Ltd. (A)(B)	154,800	10,851
iFAST Corp., Ltd.	38,400	103,852
IGG, Inc.	343,000	342,332
Indofood Agri Resources, Ltd. (A)	58,100	12,561
Japfa, Ltd.	168,520	93,266
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	7,051	180,288
Keppel Infrastructure Trust	1,282,655	526,037
KSH Holdings, Ltd.	32,400	8,147
Lian Beng Group, Ltd.	111,000	34,705
Low Keng Huat Singapore, Ltd.	64,000	18,945
Lum Chang Holdings, Ltd.	41,200	11,482
Metro Holdings, Ltd.	151,300	77,554
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,300
mm2 Asia, Ltd. (A)	181,400	20,940
NSL, Ltd.	29,000	15,059
OM Holdings, Ltd.	69,157	16,884
OUE, Ltd.	111,000	94,898
Oxley Holdings, Ltd.	378,020	67,130
Pacific Century Regional Developments, Ltd.	52,900	11,824
Pan-United Corp., Ltd.	68,750	15,033
Penguin International, Ltd.	41,333	14,127
Q&M Dental Group Singapore, Ltd.	48,100	17,172
QAF, Ltd.	59,334	39,510
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Singapore (continued)
Raffles Education Corp., Ltd. (A)	279,802	$27,348
Raffles Medical Group, Ltd.	365,218	225,649
Riverstone Holdings, Ltd.	156,400	153,597
Roxy-Pacific Holdings, Ltd.	95,550	24,817
SATS, Ltd. (A)	115,900	355,546
SBS Transit, Ltd.	27,700	64,050
Sembcorp Industries, Ltd.	325,700	441,284
Sembcorp Marine, Ltd. (A)	1,733,113	207,817
Sheng Siong Group, Ltd.	203,300	236,397
SHS Holdings, Ltd.	84,000	10,066
SIA Engineering Company, Ltd.	109,800	161,994
SIIC Environment Holdings, Ltd.	412,280	53,186
Sinarmas Land, Ltd.	300,000	40,858
Sing Holdings, Ltd.	79,000	21,390
Sing Investments & Finance, Ltd.	28,600	27,249
Singapore Post, Ltd.	520,800	277,811
Singapore Press Holdings, Ltd.	550,500	484,990
Singapore Reinsurance Corp., Ltd.	47,000	10,018
Singapore Shipping Corp., Ltd.	83,800	15,378
Stamford Land Corp., Ltd.	142,600	34,798
StarHub, Ltd.	185,200	177,899
Straits Trading Company, Ltd.	14,200	18,638
Sunningdale Tech, Ltd.	50,360	57,109
Swiber Holdings, Ltd. (A)(C)	128,250	6,254
The Hour Glass, Ltd.	68,900	39,216
Tuan Sing Holdings, Ltd.	254,787	57,383
UMS Holdings, Ltd.	115,450	88,811
United Industrial Corp., Ltd.	55,200	93,644
United Overseas Insurance, Ltd.	2,400	11,829
UOB-Kay Hian Holdings, Ltd.	108,269	114,599
Vicom, Ltd.	26,000	41,629
Wee Hur Holdings, Ltd.	102,000	15,523
Wing Tai Holdings, Ltd.	185,717	257,255
XP Power, Ltd.	5,897	358,369
Yeo Hiap Seng, Ltd.	8,834	4,943
South Africa 0.1%		665,676
Investec PLC	31,350	77,188
Mediclinic International PLC	158,876	588,488
Spain 2.3%		18,723,958
Acciona SA	9,302	1,186,178
Acerinox SA	65,357	677,277
Alantra Partners SA	6,267	94,740
Almirall SA (B)	25,582	329,042
Amper SA (A)(B)	307,165	78,035
Applus Services SA (A)	49,354	476,573
Atresmedia Corp. de Medios de Comunicacion SA (B)	33,653	119,294
Azkoyen SA (A)	4,660	27,299
Banco de Sabadell SA	1,195,915	466,250
Bankia SA	486,858	837,380
Bankinter SA	223,987	1,110,755
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	317,400
CIE Automotive SA	27,424	671,621
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Spain (continued)
Construcciones y Auxiliar de Ferrocarriles SA (A)	8,460	$355,648
Distribuidora Internacional de Alimentacion SA (A)	217,976	37,574
Ebro Foods SA	27,230	644,420
eDreams ODIGEO SA (A)	22,487	100,824
Elecnor SA	9,042	102,638
Enagas SA	58,769	1,435,768
Ence Energia y Celulosa SA (A)(B)	57,514	198,918
Ercros SA	42,895	114,808
Euskaltel SA (D)	33,676	363,769
Faes Farma SA (B)	120,865	542,149
Fluidra SA (B)	18,385	404,372
Fomento de Construcciones y Contratas SA	17,860	189,083
Gestamp Automocion SA (D)	13,002	53,795
Global Dominion Access SA (A)(D)	43,047	180,973
Grupo Catalana Occidente SA	14,843	484,494
Grupo Empresarial San Jose SA	8,498	47,987
Grupo Ezentis SA (A)(B)	65,836	21,374
Iberpapel Gestion SA	2,945	61,273
Indra Sistemas SA (A)(B)	59,571	479,974
Laboratorios Farmaceuticos Rovi SA	4,986	242,095
Liberbank SA (A)	694,844	210,309
Mapfre SA (B)	201,409	386,469
Mediaset Espana Comunicacion SA (A)	48,282	217,622
Melia Hotels International SA (A)(B)	30,317	195,015
Miquel y Costas & Miquel SA	6,049	100,692
Neinor Homes SA (A)(D)	10,000	117,505
Obrascon Huarte Lain SA (A)(B)	48,890	41,658
Pharma Mar SA (B)	5,678	660,916
Prim SA	3,271	37,597
Promotora de Informaciones SA, Class A (A)	66,046	62,161
Prosegur Cia de Seguridad SA	99,140	280,171
Quabit Inmobiliaria SA (A)	29,207	14,390
Realia Business SA (A)	115,998	88,489
Renta 4 Banco SA (A)	1,156	9,374
Sacyr SA (B)	156,716	366,817
Solaria Energia y Medio Ambiente SA (A)	28,522	673,332
Talgo SA (A)(D)	28,797	140,741
Tecnicas Reunidas SA (A)	9,565	117,372
Tubacex SA (A)(B)	47,684	80,820
Unicaja Banco SA (A)(D)	295,189	232,580
Vidrala SA	6,732	727,883
Vidrala SA, Interim Shares (A)	354	38,275
Viscofan SA	14,235	1,008,862
Vocento SA (A)	21,446	18,486
Zardoya Otis SA	62,790	442,642
Sweden 3.7%		30,543,196
AcadeMedia AB (D)	39,837	391,705
AddLife AB, B Shares	9,838	150,858
AddNode Group AB (A)	8,634	249,034
AddTech AB, B Shares	84,101	1,063,175
AF Poyry AB (A)	35,080	998,018
Alimak Group AB (D)	16,391	234,479
Ambea AB (A)(D)	4,187	28,269
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Sweden (continued)
Arise AB (A)	3,811	$18,010
Arjo AB, B Shares	92,960	645,560
Atrium Ljungberg AB, B Shares	16,324	334,608
Attendo AB (A)(D)	43,122	225,463
Avanza Bank Holding AB	36,950	812,386
Beijer Alma AB	14,313	212,035
Beijer Electronics Group AB (A)	9,584	45,575
Bergman & Beving AB	10,573	107,974
Besqab AB	2,865	43,121
Betsson AB (A)	57,085	492,483
BHG Group AB (A)	7,065	130,622
Bilia AB, A Shares	36,380	409,136
BioGaia AB, B Shares (B)	6,241	361,439
Biotage AB (A)	19,960	332,519
Bjorn Borg AB (A)	1,367	2,760
Bonava AB, B Shares (A)	32,907	284,470
Boozt AB (A)(D)	2,039	38,741
Bravida Holding AB (D)	74,949	909,266
Bufab AB (A)	13,625	257,453
Bulten AB (A)	5,708	56,281
Bure Equity AB	24,322	774,050
Byggmax Group AB (A)	34,477	188,287
Catena AB	11,646	524,690
CDON AB (A)	1,379	24,117
Clas Ohlson AB, B Shares	9,715	94,093
Cloetta AB, B Shares (B)	97,061	272,630
Collector AB (A)	4,116	9,366
Coor Service Management Holding AB (A)(D)	16,728	141,119
Corem Property Group AB, B Shares	54,454	126,068
Dios Fastigheter AB	37,895	337,347
Dometic Group AB (A)(D)	16,612	209,116
Doro AB (A)	6,824	33,900
Duni AB (A)	16,017	189,076
Dustin Group AB (D)	31,182	217,650
Eastnine AB	8,575	125,159
Elanders AB, B Shares (A)	2,728	26,484
Electrolux Professional AB, B Shares (A)	27,972	148,079
Eltel AB (A)(D)	12,277	31,127
Enea AB (A)	8,825	178,278
eWork Group AB (A)	1,387	11,687
Fagerhult AB (A)	23,698	122,050
FastPartner AB, A Shares	7,767	84,633
Fingerprint Cards AB, B Shares (A)(B)	82,439	146,351
GHP Specialty Care AB (A)	12,106	28,962
Granges AB (A)	37,020	410,094
Haldex AB (A)	17,850	81,737
Heba Fastighets AB, Class B (B)	11,913	160,650
Hexatronic Group AB (A)	2,444	18,640
HMS Networks AB (A)	4,648	124,330
Hoist Finance AB (A)(D)	26,484	112,412
Humana AB (A)	17,267	108,859
Instalco AB	2,347	60,396
Intrum AB	1,588	41,314
Inwido AB (A)	32,754	401,521
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
ITAB Shop Concept AB, Class B (A)	7,377	$10,923
JM AB (B)	27,908	895,089
Klovern AB, B Shares (B)	219,610	363,624
KNOW IT AB (A)	9,668	304,844
Kungsleden AB	75,213	793,766
Lagercrantz Group AB, B Shares	73,644	600,725
LeoVegas AB (D)	15,080	59,429
Lindab International AB	43,360	756,272
Loomis AB (A)(B)	14,002	400,977
Mekonomen AB (A)	19,314	204,718
MIPS AB	4,462	224,416
Modern Times Group MTG AB, B Shares (A)	33,260	490,991
Momentum Group AB, Class B (A)	10,018	147,502
Munters Group AB (A)(D)	4,763	42,732
Mycronic AB	24,872	658,451
NCC AB, B Shares	17,214	295,818
Nederman Holding AB (A)	5,899	102,530
Nelly Group AB (A)	41,364	17,791
Net Insight AB, B Shares (A)	29,909	5,493
New Wave Group AB, B Shares (A)	21,560	126,724
Nobia AB (A)	45,222	312,440
Nobina AB (A)(D)	37,260	251,819
Nolato AB, B Shares (A)	7,839	701,993
Nordic Entertainment Group AB, B Shares (A)	9,018	448,561
Nordic Waterproofing Holding AB (A)	14,463	230,176
NP3 Fastigheter AB	16,958	229,046
Nyfosa AB (A)	81,179	800,195
OEM International AB, B Shares (A)	5,357	184,028
Orexo AB (A)	2,352	12,507
Pandox AB (A)	10,054	173,133
Peab AB, Class B (A)	47,883	519,092
Platzer Fastigheter Holding AB, Series B	22,159	269,122
Pricer AB, B Shares	60,724	259,791
Proact IT Group AB	4,258	123,283
Qliro AB (A)	4,136	15,672
Ratos AB, B Shares	126,305	545,439
RaySearch Laboratories AB (A)	9,341	82,926
Recipharm AB, B Shares (A)	25,082	499,394
Resurs Holding AB (D)	53,512	268,670
Rottneros AB (A)	39,993	39,436
SAS AB (A)(B)	925,700	177,270
Scandi Standard AB (A)	23,577	183,685
Sectra AB, B Shares (A)	7,562	601,800
Semcon AB (A)	4,746	37,923
Sensys Gatso Group AB (A)	223,958	40,974
SkiStar AB	15,355	176,866
SSAB AB, A Shares (A)(B)	42,450	133,904
SSAB AB, B Shares (A)	69,959	192,335
Systemair AB (A)	9,025	250,439
The Thule Group AB (A)(D)	11,919	401,348
Troax Group AB	15,646	305,506
VBG Group AB, B Shares (A)(B)	6,568	107,482
Vitec Software Group AB, B Shares	1,548	55,020
Wihlborgs Fastigheter AB	45,694	1,009,394
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Switzerland 6.4%		$52,755,167
Adecco Group AG	1,033	62,447
Allreal Holding AG	6,153	1,296,951
ALSO Holding AG (A)	2,918	763,680
APG SGA SA (A)	562	122,911
Arbonia AG (A)	17,476	248,950
Aryzta AG (A)(B)	311,372	228,884
Ascom Holding AG (A)	3,952	53,875
Autoneum Holding AG (A)(B)	1,174	203,554
Bachem Holding AG, Class B	1,701	698,017
Baloise Holding AG	4,034	695,109
Banque Cantonale de Geneve	847	151,173
Banque Cantonale Vaudoise	6,373	656,263
Belimo Holding AG	174	1,462,789
Bell Food Group AG	1,063	297,609
Bellevue Group AG	3,488	109,561
Berner Kantonalbank AG	2,092	524,287
BKW AG	8,809	911,500
Bobst Group SA	4,213	244,893
Bossard Holding AG, Class A	2,682	511,872
Bucher Industries AG	2,808	1,184,228
Burckhardt Compression Holding AG	1,086	361,999
Burkhalter Holding AG	1,735	124,017
Calida Holding AG (A)	2,395	75,572
Carlo Gavazzi Holding AG (A)	231	46,660
Cavotec SA (A)	16,419	38,356
Cembra Money Bank AG	10,730	1,242,451
Cicor Technologies, Ltd. (A)	495	25,758
Cie Financiere Tradition SA	857	103,182
Clariant AG	76,775	1,540,931
Coltene Holding AG (A)(B)	1,519	124,000
Comet Holding AG	518	97,110
Conzzeta AG	599	692,560
Daetwyler Holding AG	561	152,745
DKSH Holding AG	15,735	1,075,596
dormakaba Holding AG	993	557,443
Dottikon Es Holding AG (A)	60	119,460
Dufry AG (A)	19,265	1,079,704
EDAG Engineering Group AG (A)	3,415	36,142
EFG International AG (A)	47,922	311,902
Emmi AG	803	771,583
Energiedienst Holding AG	4,888	147,767
Evolva Holding SA (A)(B)	222,970	50,354
Feintool International Holding AG (A)	656	40,088
Fenix Outdoor International AG (A)	1,557	179,713
Ferrexpo PLC	132,893	372,667
Flughafen Zurich AG (A)	7,003	1,186,709
Forbo Holding AG	396	647,918
Galenica AG (D)	18,101	1,158,824
GAM Holding AG (A)	84,830	183,346
Georg Fischer AG	1,670	1,950,174
Gurit Holding AG	135	339,765
Helvetia Holding AG	12,955	1,270,493
Hiag Immobilien Holding AG (A)	2,677	296,019
Highlight Communications AG (A)	4,309	20,278
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
HOCHDORF Holding AG (A)	291	$20,348
Huber & Suhner AG	6,867	558,841
Hypothekarbank Lenzburg AG	17	78,959
Implenia AG (B)	5,768	146,456
Ina Invest Holding AG (A)	1,963	39,036
Inficon Holding AG	768	655,922
Interroll Holding AG	262	749,160
Intershop Holding AG	559	358,915
Investis Holding SA	1,197	117,519
IWG PLC (A)	250,490	1,073,128
Jungfraubahn Holding AG (A)	1,918	281,256
Kardex Holding AG	2,544	501,097
Komax Holding AG (A)	337	66,643
Kongsberg Automotive ASA (A)	820,254	26,760
Kudelski SA	14,739	59,149
Landis+Gyr Group AG (A)	2,448	176,289
Lastminute.com NV (A)	1,444	42,179
LEM Holding SA	196	363,979
Luzerner Kantonalbank AG (A)(B)	1,431	619,683
Meier Tobler Group AG (A)	2,721	37,400
Metall Zug AG, B Shares	90	134,465
Mikron Holding AG (A)	1,756	10,995
Mobilezone Holding AG	15,596	166,673
Mobimo Holding AG (A)	3,358	978,250
OC Oerlikon Corp. AG	89,428	845,023
Orascom Development Holding AG (A)(B)	6,368	62,420
Orell Fuessli AG	223	24,064
Orior AG	2,567	207,331
Phoenix Mecano AG	307	155,637
Plazza AG, Class A	832	268,482
PSP Swiss Property AG	17,525	2,130,850
Rieter Holding AG (B)	1,430	151,137
Romande Energie Holding SA	141	166,656
Schaffner Holding AG	273	58,633
Schweiter Technologies AG	504	810,281
Sensirion Holding AG (A)(D)	202	12,278
SFS Group AG	6,506	743,752
Siegfried Holding AG (A)	1,933	1,357,287
SIG Combibloc Group AG (A)	63,876	1,475,658
St. Galler Kantonalbank AG, Class A	1,351	616,488
Sulzer AG	7,851	786,175
Swiss Prime Site AG	12,250	1,103,684
Swiss Steel Holding AG (A)	218,185	58,499
Swissquote Group Holding SA	3,895	371,400
Tecan Group AG	736	323,608
Thurgauer Kantonalbank	384	43,031
Tornos Holding AG (A)	3,182	15,700
TX Group AG	974	76,025
u-blox Holding AG (A)	2,977	206,994
Valiant Holding AG	5,508	512,193
Valora Holding AG (A)	1,719	337,901
Varia US Properties AG	1,653	70,019
VAT Group AG (D)	11,639	2,454,323
Vaudoise Assurances Holding SA	449	229,350
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Switzerland (continued)
Vetropack Holding AG (A)	4,450	$290,102
Von Roll Holding AG (A)	24,922	21,032
Vontobel Holding AG	12,035	918,019
VZ Holding AG	5,295	442,986
V-ZUG Holding AG (A)	900	79,057
Walliser Kantonalbank	1,001	117,007
Warteck Invest AG	79	201,150
Ypsomed Holding AG (B)	672	105,851
Zehnder Group AG	4,355	236,559
Zueblin Immobilien Holding AG (A)	324	9,198
Zug Estates Holding AG, B Shares	91	200,532
Zuger Kantonalbank AG	50	345,854
United Arab Emirates 0.0%		36,135
Lamprell PLC (A)	68,445	36,135
United Kingdom 12.8%		105,623,335
4imprint Group PLC (A)	6,886	223,852
A.G. Barr PLC (A)	43,548	288,437
AA PLC (A)	299,708	125,429
Advanced Medical Solutions Group PLC	3,350	10,853
Afren PLC (A)(C)	310,484	0
Aggreko PLC	98,594	730,848
Air Partner PLC	6,000	5,522
AJ Bell PLC	39,215	219,757
Alliance Pharma PLC	126,363	125,646
Allied Minds PLC	61,129	31,017
Anglo Pacific Group PLC	67,662	90,884
Anglo-Eastern Plantations PLC	9,864	81,679
Appreciate Group PLC	35,409	13,789
Arrow Global Group PLC (A)	58,244	133,371
Ascential PLC (A)	88,949	394,779
Ashmore Group PLC	105,627	591,054
ASOS PLC (A)	4,785	292,669
Avon Rubber PLC	15,308	895,843
B&M European Value Retail SA	89,311	564,683
Babcock International Group PLC	183,895	823,345
Bakkavor Group PLC (A)(D)	32,786	35,998
Balfour Beatty PLC	262,858	887,278
Beazley PLC	206,218	992,792
Begbies Traynor Group PLC	38,310	45,258
Bellway PLC	40,150	1,508,184
Biffa PLC (A)(D)	74,678	222,913
Bloomsbury Publishing PLC	40,655	141,675
Bodycote PLC	80,856	761,550
boohoo Group PLC (A)	38,077	159,759
Braemar Shipping Services PLC (A)	7,806	15,900
Brewin Dolphin Holdings PLC	134,575	483,265
Britvic PLC	90,463	985,609
Brooks Macdonald Group PLC	474	10,393
Cairn Energy PLC (A)	297,823	632,848
Camellia PLC	87	8,284
Capita PLC (A)	193,468	108,577
Card Factory PLC (A)	156,781	90,552
CareTech Holdings PLC	19,375	120,992
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Carillion PLC (A)(C)	114,263	$14,608
Carr's Group PLC	23,815	39,690
Castings PLC	13,200	61,886
Centaur Media PLC (A)	19,732	7,498
Central Asia Metals PLC	34,984	100,578
Centrica PLC (A)	361,958	210,178
Charles Stanley Group PLC	5,789	21,578
Chemring Group PLC	115,076	376,507
Chesnara PLC	64,830	232,898
Cineworld Group PLC (B)	258,746	197,466
Circassia Group PLC (A)	16,959	6,684
City of London Investment Group PLC	5,206	29,746
Clarkson PLC	13,183	446,754
Clinigen Group PLC	22,321	193,909
Clipper Logistics PLC	32,137	200,709
Close Brothers Group PLC	65,054	1,119,444
CLS Holdings PLC	77,698	221,363
CMC Markets PLC (D)	57,827	299,645
Coats Group PLC (A)	333,960	290,100
Computacenter PLC	49,299	1,453,355
Concentric AB (A)	16,536	318,988
ContourGlobal PLC (D)	16,963	44,586
ConvaTec Group PLC (D)	88,954	244,681
Costain Group PLC (A)	45,591	34,402
Countryside Properties PLC (D)	179,569	1,013,072
Cranswick PLC	20,341	926,994
Crest Nicholson Holdings PLC (A)	107,888	421,847
CVS Group PLC (A)	18,181	352,160
Daily Mail & General Trust PLC, Class A	67,092	605,821
De La Rue PLC (A)	64,689	136,486
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	75,425	160,861
DFS Furniture PLC	45,929	138,147
Dialight PLC (A)	10,395	33,947
Dialog Semiconductor PLC (A)	32,335	1,725,636
Dignity PLC (A)(B)	21,252	203,655
Diploma PLC	43,450	1,220,078
DiscoverIE Group PLC	29,764	250,898
Dixons Carphone PLC	430,901	631,677
Domino's Pizza Group PLC	176,868	748,457
Drax Group PLC	209,876	916,415
Dunelm Group PLC (A)	35,105	564,605
easyJet PLC	21,542	229,096
EKF Diagnostics Holdings PLC (B)	106,847	92,264
Electrocomponents PLC	143,955	1,550,182
Elementis PLC (A)	180,432	288,222
EMIS Group PLC	21,031	273,032
Energean PLC (A)	4,225	40,145
EnQuest PLC (A)	465,884	71,070
Epwin Group PLC (A)	19,976	24,164
Equiniti Group PLC (A)(D)	148,141	215,588
Essentra PLC (A)	120,534	490,411
Euromoney Institutional Investor PLC	47,350	647,138
FDM Group Holdings PLC	31,365	428,155
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
United Kingdom (continued)
Fevertree Drinks PLC	37,470	$1,149,760
First Derivatives PLC (A)	2,775	107,652
Firstgroup PLC (A)	590,454	476,484
Forterra PLC (A)(D)	87,262	267,407
Foxtons Group PLC (A)	98,524	53,626
Frasers Group PLC (A)	102,167	570,169
Frontier Developments PLC (A)	1,958	64,676
Fuller Smith & Turner PLC, Class A	10,874	98,570
Future PLC	672	14,967
G4S PLC (A)	572,459	1,684,675
Galliford Try Holdings PLC (A)	47,040	67,939
Games Workshop Group PLC	13,669	1,790,037
Gamesys Group PLC	23,885	351,403
Gamma Communications PLC	9,759	209,271
Gem Diamonds, Ltd. (A)	43,118	27,284
Genel Energy PLC	61,282	110,817
Genus PLC	2,012	111,222
GoCo Group PLC	127,616	210,210
Gooch & Housego PLC	1,549	23,735
Goodwin PLC	1,823	84,480
Grainger PLC	250,020	937,763
Greggs PLC (A)	38,354	858,652
Gulf Keystone Petroleum, Ltd. (A)	97,212	119,226
H&T Group PLC	64	221
Halfords Group PLC	66,664	236,553
Hays PLC	559,083	970,684
Headlam Group PLC (A)	33,700	161,650
Helical PLC	50,989	248,866
Henry Boot PLC	39,446	133,268
Hill & Smith Holdings PLC	33,942	593,971
Hilton Food Group PLC	19,067	274,878
Hollywood Bowl Group PLC	46,019	116,971
HomeServe PLC	1,638	22,690
Horizon Discovery Group PLC (A)	44,122	111,530
Howden Joinery Group PLC (A)	105,385	882,016
Hunting PLC	55,986	129,493
Hurricane Energy PLC (A)(B)	147,875	7,700
Hyve Group PLC (B)	76,614	84,560
Ibstock PLC (A)(D)	169,324	436,117
IG Group Holdings PLC	138,848	1,479,217
IMI PLC	101,851	1,509,398
Inchcape PLC (A)	157,920	1,257,165
Indivior PLC (A)	221,273	299,134
IntegraFin Holdings PLC	34,525	221,092
Intermediate Capital Group PLC	17,025	367,201
International Personal Finance PLC (A)	112,833	132,642
iomart Group PLC	31,934	145,145
IP Group PLC (A)	310,107	355,505
ITV PLC (A)	151,493	188,527
J.D. Wetherspoon PLC (A)	29,287	431,429
James Fisher & Sons PLC	19,982	252,233
James Halstead PLC	7,875	49,432
JET2 PLC	36,842	683,288
John Laing Group PLC (D)	200,103	841,824
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
John Menzies PLC (A)	26,768	$66,653
John Wood Group PLC (A)	178,311	697,623
Johnson Service Group PLC (A)	83,109	149,870
Joules Group PLC (A)	1,304	2,795
Jupiter Fund Management PLC	218,432	705,511
Just Group PLC (A)	441,522	327,533
Kainos Group PLC	25,158	406,066
KAZ Minerals PLC	81,327	683,032
Keller Group PLC	33,650	280,992
Kier Group PLC (A)	59,696	55,467
Kin & Carta PLC (A)	65,800	94,758
Lancashire Holdings, Ltd.	92,787	911,645
Liontrust Asset Management PLC	9,387	165,520
Lookers PLC (A)(C)	168,184	47,085
LSL Property Services PLC (A)	33,235	102,481
Luceco PLC (D)	36,040	108,453
M&C Saatchi PLC (A)(C)	32	24
Macfarlane Group PLC	1,728	1,926
Man Group PLC	559,207	875,070
Marks & Spencer Group PLC (A)	192,241	319,934
Marshalls PLC (A)	83,316	777,819
Marston's PLC	357,940	290,081
McBride PLC (A)	58,943	52,833
McCarthy & Stone PLC (A)(D)	215,246	337,775
Mears Group PLC (A)	41,935	85,718
Meggitt PLC (A)	114,801	593,577
Metro Bank PLC (A)	2,940	4,697
Micro Focus International PLC (A)	8,657	39,872
Midwich Group PLC (A)	2,530	14,946
Mitchells & Butlers PLC (A)	115,231	324,440
Mitie Group PLC	489,675	248,800
MJ Gleeson PLC (A)	19,340	170,067
Moneysupermarket.com Group PLC	188,698	610,328
Morgan Advanced Materials PLC	118,449	443,893
Morgan Sindall Group PLC	17,353	321,821
Morses Club PLC	5,182	2,679
Mortgage Advice Bureau Holdings, Ltd.	7,261	73,918
Motorpoint group PLC	20,167	82,439
MP Evans Group PLC	5,081	43,385
N. Brown Group PLC	58,390	46,604
Naked Wines PLC	19,121	146,672
National Express Group PLC (A)	190,812	562,300
NCC Group PLC	114,776	302,364
Next Fifteen Communications Group PLC (A)	2,785	18,498
Nichols PLC	1,774	25,496
Norcros PLC (A)	20,215	54,976
Numis Corp. PLC	26,686	122,497
On the Beach Group PLC (D)	42,062	216,237
OSB Group PLC (A)	76,933	398,511
Oxford Instruments PLC (A)	22,641	557,869
Pagegroup PLC (A)	121,548	667,713
Pan African Resources PLC	407,545	106,109
Paragon Banking Group PLC	128,363	689,403
PayPoint PLC	26,736	212,373
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Pendragon PLC (A)	507,217	$86,144
Petrofac, Ltd. (A)(B)	90,291	182,255
Pets at Home Group PLC	235,434	1,298,464
Pharos Energy PLC (A)	103,615	22,831
Photo-Me International PLC (A)	110,712	82,269
Polar Capital Holdings PLC	22,271	181,519
Polypipe Group PLC (A)	88,596	580,198
Porvair PLC	10,112	72,935
Premier Foods PLC (A)	406,193	475,580
Premier Oil PLC (A)(B)	257,019	67,923
Provident Financial PLC (A)	72,617	267,996
PZ Cussons PLC	89,165	269,341
QinetiQ Group PLC	220,481	857,298
Quilter PLC (D)	673,314	1,240,887
Rank Group PLC	69,151	132,569
Rathbone Brothers PLC	19,140	373,929
Reach PLC (A)	167,989	310,629
Redcentric PLC	1,167	1,915
Redde Northgate PLC	68,991	221,926
Redrow PLC (A)	108,607	747,005
Renew Holdings PLC	13,808	91,090
Renewi PLC (A)	324,639	143,729
Renishaw PLC (A)	7,756	575,813
Ricardo PLC	19,037	87,193
River & Mercantile Group PLC	4,888	11,371
RM PLC (A)	12,019	33,007
Robert Walters PLC	17,111	103,687
Rotork PLC	318,697	1,253,398
Royal Mail PLC	356,401	1,444,346
RPS Group PLC (A)	86,944	86,509
RWS Holdings PLC	49,700	371,677
S&U PLC	1,096	26,064
Sabre Insurance Group PLC (D)	44,168	151,734
Saga PLC (A)	41,405	136,358
Savills PLC (A)	57,643	700,417
Scapa Group PLC (A)	26,431	55,648
ScS Group PLC (A)	4,496	11,095
Senior PLC (A)	155,861	148,954
Serco Group PLC (A)	114,173	172,463
Severfield PLC	117,388	105,343
SIG PLC (A)	356,052	154,785
Signature Aviation PLC (A)	322,701	1,013,113
Smart Metering Systems PLC	15,567	133,799
Softcat PLC	40,680	613,291
Spectris PLC	44,167	1,555,532
Speedy Hire PLC	233,900	216,432
Spire Healthcare Group PLC (A)(D)	99,139	175,973
Spirent Communications PLC	212,610	726,023
Sportech PLC (A)	21,102	7,849
SSP Group PLC	167,498	735,050
St. Modwen Properties PLC	101,692	492,070
Stagecoach Group PLC	189,614	152,167
SThree PLC (A)	55,121	219,905
Stobart Group, Ltd. (A)	104,469	30,776
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Stock Spirits Group PLC	73,921	$231,841
Stolt-Nielsen, Ltd.	9,140	95,897
Studio Retail Group PLC (A)	18,987	60,696
STV Group PLC (A)	8,759	32,687
Subsea 7 SA (A)	13,528	128,126
Superdry PLC	17,005	58,799
Synthomer PLC	147,793	843,825
TalkTalk Telecom Group PLC	238,187	288,640
Tate & Lyle PLC	170,271	1,438,413
Tatton Asset Management PLC	9,513	34,348
TClarke PLC	22,432	28,513
Ted Baker PLC (A)	24,248	43,940
Telecom Plus PLC	23,924	455,501
Telit Communications PLC (A)	27,359	74,454
TEN Entertainment Group PLC (A)	5,425	14,137
The Go-Ahead Group PLC	18,544	200,777
The Gym Group PLC (A)(D)	50,921	143,185
The Parkmead Group PLC (A)	14,125	7,357
The Restaurant Group PLC (A)	80,676	69,216
The Vitec Group PLC (A)	13,617	158,909
The Weir Group PLC (A)	58,709	1,296,035
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC	62,375	46,745
TORM PLC	15,845	113,317
TP ICAP PLC	233,636	656,513
Travis Perkins PLC (A)	95,447	1,623,253
Trifast PLC	32,876	65,769
TT Electronics PLC (A)	86,780	238,510
Tullow Oil PLC (A)	630,952	232,419
Tyman PLC (A)	19,791	85,238
U & I Group PLC (A)	64,085	54,452
Ultra Electronics Holdings PLC	28,648	794,468
Urban & Civic PLC	22,459	103,233
Vectura Group PLC (A)	306,989	454,026
Vertu Motors PLC	137,576	56,035
Vesuvius PLC	105,938	684,080
Victrex PLC	33,093	870,035
Virgin Money UK PLC (A)	258,771	431,979
Vistry Group PLC	88,645	980,588
Vivo Energy PLC (D)	80,368	89,570
Volex PLC	43,306	149,952
Volution Group PLC (A)	50,383	155,003
Vp PLC	2,803	28,249
Watkin Jones PLC	52,982	124,895
WH Smith PLC	43,193	810,780
William Hill PLC (A)	369,020	1,314,996
Wilmington PLC	8,311	16,443
Wincanton PLC	51,731	174,519
Xaar PLC (A)	24,649	52,462
Young & Company's Brewery PLC, Class A (A)	898	13,903
United States 0.5%		4,078,386
Argonaut Gold, Inc. (A)(B)	100,853	180,164
Diversified Gas & Oil PLC	25,946	37,355
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United States (continued)
Energy Fuels, Inc. (A)	20,569	$42,763
Invesque, Inc. (B)	13,800	25,944
Ovintiv, Inc.	24,014	307,132
Primo Water Corp.	10,378	155,981
Primo Water Corp. (Toronto Stock Exchange)	58,761	880,487
PureTech Health PLC (A)	52,129	201,195
REC Silicon ASA (A)(B)	90,960	103,304
Reliance Worldwide Corp., Ltd.	230,575	700,706
Samsonite International SA (A)(D)	491,100	794,070
Sims, Ltd.	76,679	637,429

Viemed Healthcare, Inc. (A)	1,216	11,856
Preferred securities 0.4%		$3,459,122
(Cost $2,425,304)
Germany 0.4%		3,459,122
Biotest AG	7,752	240,413
Draegerwerk AG & Company KGaA	3,998	313,264
FUCHS PETROLUB SE	23,684	1,346,181
Jungheinrich AG	19,726	859,129
Sixt SE	6,477	468,320

STO SE & Company KGaA	1,172	174,853
Villeroy & Boch AG	3,600	56,962
Rights 0.0%		$151,067
(Cost $3,394)
Bega Cheese, Ltd. (Expiration Date: 12-15-20; Strike Price: AUD 4.60) (A)	18,607	11,883
Galaxy Resources, Ltd. (Expiration Date: 12-11-20; Strike Price: AUD 1.70) (A)	8,322	2,810
Granges AB (Expiration Date: 12-14-20; Strike Price: SEK 60.00) (A)	37,020	55,680
Klovern AB (Expiration Date: 12-4-20; Strike Price: SEK 10.00) (A)(B)	219,610	26,117
Lehto Group OYJ (Expiration Date: 12-11-20; Strike Price: EUR 0.70) (A)	1,623	310
N. Brown Group PLC (Expiration Date: 12-10-20; Strike Price: GBP 0.57) (A)	35,682	1,237
NKT A/S (Expiration Date: 12-9-20; Strike Price: DKK 122.00) (A)	8,273	53,030
Warrants 0.0%		$1,067
(Cost $0)
Technicolor SA (Expiration Date: 9-22-24; Strike Price: EUR 3.58) (A)	3,276	1,067

	Yield (%)	Shares	Value
Short-term investments 3.9%			$31,764,887
(Cost $31,750,755)
Short-term funds 3.9%			31,764,887
John Hancock Collateral Trust (E)	0.1952(F)	3,174,203	31,764,887

Total investments (Cost $742,691,759) 103.2%	$850,451,850
Other assets and liabilities, net (3.2%)	(26,072,820)
Total net assets 100.0%	$824,379,030

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
SEK	Swedish Krona

76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $46,465,892. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $21,106,445 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-20.
The fund had the following sector composition as a percentage of net assets on 11-30-20:
Industrials	24.2%
Financials	14.2%
Materials	13.3%
Consumer discretionary	12.5%
Information technology	9.5%
Consumer staples	5.1%
Real estate	5.0%
Health care	4.6%
Communication services	4.0%
Utilities	3.8%
Energy	3.1%
Short-term investments and other	0.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	33	Long	Dec 2020	$3,414,667	$3,350,655	$(64,012)
						$(64,012)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$55,261,149	$376,817	$54,677,196	$207,136
Austria	14,515,259	—	14,515,259	—
Belgium	11,789,847	—	11,789,847	—
Bermuda	1,113,218	—	1,113,218	—
Canada	81,257,434	81,257,427	—	7
China	327,631	—	327,631	—
Denmark	19,789,802	—	19,789,802	—
Faeroe Islands	19,624	—	19,624	—
Finland	22,160,822	—	22,160,822	—
France	33,053,640	—	33,043,822	9,818
Gabon	37,456	—	37,456	—
Georgia	377,567	—	377,567	—
Germany	50,034,793	—	50,034,793	—
Gibraltar	404,675	—	404,675	—
Greece	40	—	—	40
Greenland	28,858	—	28,858	—
Guernsey, Channel Islands	286,190	—	286,190	—
|	79

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Hong Kong	$18,326,660	$53,038	$18,111,546	$162,076
Ireland	4,273,969	—	4,273,969	—
Isle of Man	826,812	—	826,812	—
Israel	11,577,542	43,180	11,534,362	—
Italy	30,166,557	—	30,166,534	23
Japan	186,908,006	—	186,908,006	—
Jersey, Channel Islands	883,593	—	883,593	—
Liechtenstein	578,151	—	578,151	—
Luxembourg	3,760,085	—	3,760,085	—
Macau	142,202	—	142,202	—
Malaysia	980,251	—	980,251	—
Malta	697,517	—	697,517	—
Monaco	1,190,914	1,081,920	108,994	—
Netherlands	23,778,797	132,864	23,645,933	—
New Zealand	5,329,288	—	5,329,288	—
Norway	8,603,336	—	8,603,336	—
Peru	330,974	—	330,974	—
Philippines	15,461	—	15,461	—
Portugal	2,540,399	—	2,540,399	—
Russia	411,163	—	411,163	—
Singapore	10,870,172	—	10,536,298	333,874
South Africa	665,676	—	665,676	—
Spain	18,723,958	—	18,723,958	—
Sweden	30,543,196	—	30,543,196	—
Switzerland	52,755,167	—	52,755,167	—
United Arab Emirates	36,135	—	36,135	—
United Kingdom	105,623,335	—	105,561,618	61,717
United States	4,078,386	1,604,327	2,474,059	—
Preferred securities	3,459,122	—	3,459,122	—
Rights	151,067	135,137	15,930	—
Warrants	1,067	1,067	—	—
Short-term investments	31,764,887	31,764,887	—	—
Total investments in securities	$850,451,850	$116,450,664	$733,226,495	$774,691
Derivatives:
Liabilities
Futures	$(64,012)	$(64,012)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,174,203	$42,597,673	$25,264,306	$(36,086,366)	$(2,532)	$(8,194)	$212,217	—	$31,764,887
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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